ID	Date of 1st Collection Comments	Date of Last Collection Comments	Final Current Event Level	Current Exceptions	Collection Comments
7002	8/1/2012	7/7/2014	1		It appears that the loan will perform. The loan is due for 08/01/2014; the last payment was received on 07/03/2014. There is no evidence of delinquency.
7003	8/1/2012	7/7/2014	1
It appears that the loan will perform. The loan is next due for 08/01/2014; most recent payment received was on 07/07/2014. The reason for default was not cited. The account fell into delinquency several times during the review period. The delinquencies were cured by the borrower without assistance; the account has remained in good standing since 03/11/2013.

7004	8/1/2012	7/7/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 08/01/2014; the last payment was received on 07/07/2014. The reason for default was excessive obligations. The subject loan is a modified account which has re-defaulted. The account is current as of the review date. The homeowner disclosed on XXXXX had filed Chapter 7 Bankruptcy and the debt was reaffirmed (no case number or filing date was provided). The borrower verbally disputed the credit reporting due to the account being incorrectly escrowed per notes 04/04/2014; and the credit reporting appears to have been corrected on 04/17/2014. The homeowner disputed the negative escrow balance on 04/26/2013 and claims that the delinquent property taxes for 2010 and 2011 were rolled into the modification on 03/23/2012. The loan was verified as boarded with the negative balance on 06/12/2013; and the borrower continued to dispute the issue. Further research was completed on 02/21/2014 which verified the amount of $3,826.08 was included in a loan modification made with the borrower in April 2012 by which this amount needed to be added to the loan unpaid principal balance. The homeowner has been requesting since XXXXX the removal of the escrow account per the Bankruptcy court's ruling per notes on XXXXX. The investor approved the removal as long as the homeowner repays the advanced funds per notes on 04/02/2014. The escrow was removed from the account on 05/09/2014; and a surplus check was mailed to the borrower in the amount of $521.22 per notes on 05/13/2014. The property is currently occupied by the borrower as per notes on 02/18/2014. There are no indications of property damages, tax or title issues in the commentary provided.

7005	8/1/2012	7/7/2014	1		It appears that the loan will perform. The loan is next due for 09/01/2014; most recent payment received was on 06/27/2014. There is no evidence of delinquency during the review period.
7006	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/01/2014. Reason for default is cited as curtailment of income.  The borrower was denied for a modification on 08/23/2012. The last communication made with the borrower was on 6/25/2014; in which the borrower scheduled a payment. Skip tracing efforts are evident. A visual property inspection performed on 10/16/2012 reported the property to be occupied and the exterior condition was in good condition. No updated property values are given. There is no evidence of any tax issues, title issues or property damage mentioned in the commentary provided.

7007	5/1/2012	6/20/2014	3	[3] Currently Delinquent Mortgage [3] Missing Mod1
It appears that the loan may perform with intervention. The loan is next due for 4/01/2014; the most recent payment received was on 4/07/2014. The account is currently delinquent. The reason for delinquency is unknown. There have been no loss mitigation actions pursued by the borrower during the review period. The most recent borrower contact was noted as 10/13/2012. Skip tracing is evident.

7009	5/1/2012	6/20/2014	3	[3] Currently Delinquent Mortgage [3] Missing Mod1	It appears that the loan may perform. The loan is due for 04/01/2014; the last payment was received on 03/14/2014. Reason for default is unknown. Last borrower contact was noted on 07/09/2013.
7012	5/1/2012	6/20/2014	2	[2] Environmental Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/15/2014. Reason for default was unknown. The account was brought current on 03/18/2014.  Notes dated 10/25/2013 reflect the borrower calling regarding roof leaking from water damage. On 11/08/2013, a check dated 11/06/2013 was received by servicer in the amount of $3080.62 for date of loss 03/24/2013 from wind damage.  The check was sent to the borrower on 11/11/2013.  The servicer also received another claims check dated 02/11/2014 in the amount of $2,319.95 for the same insurance claim.  The insurance check was sent to the borrower on 02/14/2014.  Per commentary dated 04/24/2014, the account has forced placed insurance that was renewed on 06/23/2014.

7013	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears that this loan may perform. The loan is due for 05/01/2014 with the last payment received on 04/16/2014. The reason for default is unknown. The borrower was able to cure prior delinquency without assistance.

7014	5/1/2012	6/20/2014	3	[3] Missing Mod1 [1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/25/2014. Reason for default is unknown.  The borrower was able to cure the delinquency without assistance.  Notes dated 11/30/2012 indicate the borrower had a verbal dispute regarding the escrow analysis.  Comments indicate the servicer researched the escrow account and the issue was resolved on 12/03/2012.

7019	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears that the loan may perform. The loan is due for 05/01/2014; the last payment was received on 04/15/2014. Reason for delinquency is unknown.  The account has been delinquent on 3 occasions during the review period; however, the borrower has been able to bring the account current without loss mitigation assistance. Comments on 06/28/2012 stated that the loan was reviewed for a modification which was denied because the loan must be 3 months in default and cannot be previously modified. A skip search was performed on 07/16/2012.  The last contact with the borrower was on 08/07/2013 at which time a promise to pay was made.

7020	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears that this loan may perform with intervention. The loan is due for 05/01/2014 with the last payment received on 04/04/2014. The reason for default is unknown. The borrower was past due by three months in 02/2014 and reinstated the loan with a payment on $4034.05. The borrower had been declined for modification in 08/2013 due to investor guidelines.

7021	5/1/2012	6/20/2014	1
It appears that the loan will perform.  The loan is next due for 5/1/2014; most recent payment was received on 4/30/2014.  Reason for default is unknown.  The loan was referred to foreclosure prior to the review period and placed on hold for a trial plan. The loan was modified prior to the review period and foreclosure activity ceased.  Prior efforts for a modification were declined as of 02/06/2014 due to the loan has already been modified the maximum number of times allowed.  Per comments on 08/15/2012 delinquent taxes in the amount of $1,939 to county were approved for payment; payment was disbursed on 08/20/2012. Skip tracing efforts are evident.

7023	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/24/2014. Reason for default is cited as loss of income. The borrower has been able to bring the account current on 03/31/2014 without assistance.

7024	5/1/2012	6/20/2014	3	[3] Currently Delinquent Mortgage [3] Missing Mod1
It appears the loan will perform with intervention. The loan is next due for 04/01/2014; last payment was received on 04/11/2014. Reason for default is unknown. The account is in collections. The Servicer has had limited contact with the borrower during the review period. The borrower has not requested any loss mitigation assistance and there are no workout plans currently in process. The Servicer granted the borrower a loan modification, prior to the review period, on 10/05/2011; the date the loan first went back into delinquency is unknown. Comments indicate a lender placed hazard insurance policy was issued on 05/19/2014.

7026	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/28/2014. Reason for default was death in the family. The account was brought current on 03/28/2014.

7027	5/1/2012	6/20/2014	3	[3] Currently Delinquent Mortgage [3] Missing Mod1
It appears that the loan will perform with intervention. The loan is due for 04/01/2014; most recent payment was received on 03/07/2014. Reason for default is unknown.  There is evidence of a HAMP package requested on 6/3/2014; no evidence the documents had been returned.

7029	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears this loan will perform.  The loan is due for 05/01/2014; most recent payment received on 04/07/2014.  The reason for default is unknown. One instance of delinquency during the review period was cured by the borrower without assistance. Skip tracing efforts are evident.

7030	5/1/2012	6/20/2014	3	[3] Missing Mod1
It appears the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/30/2014. The reason for delinquency is unknown. The borrower was able to cure prior delinquency without assistance. The borrower applied for a modificaiton on 01/04/2014; however, was denied on 02/09/2014.

7031	5/1/2012	6/20/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 05/01/14; the last payment was received on 04/07/14. RFD is curtailment of income (borrower's hours at work have been cut). Comments indicate limited contact with the borrower during the review period. The most recent right party contact was made on 10/09/13 (borrower requested a loss mitigation package be sent to the subject loan address). Comments indicate the package was sent to the borrower; servicer has yet to receive a return package containing required documents from the borrower. No current loss mitigation activity noted.

7034	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention.  The loan is due for 01/01/2014.  The last payment received was on 12/16/2013.  RFD was cited as curtailment of income. No evidence of loss mitigation efforts.

7045	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan will perform.  The loan is next due 03/01/2014; most recent payment received was on 01/17/2014.  Reason for default is unknown.  The borrower brought the account current 07/16/2013 and has since maintained in good standing.  Commentary dated 01/24/2012 reflects a cease and desist contact request was on file for the account from the borrower's attorney.

7057	3/1/2012	2/14/2014	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurancesufficient to cover repair
It appears that the loan will perform.  The loan is due for 03/01/14; most recent payment was received on 02/06/14.  There is no evidence of delinquency within the review period. The last contact with the borrower occurred on 12/03/2013; the borrower called to inquire about loss mitigation options.  Notes dated 11/09/13 indicate the servicer receiving a claim statement form XXXXXX Insurance company regarding claim# XXXXXXXX with loss dated 10/15/13. No further information is given regarding this

7076	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 02/05/2014. The reason for default is cited as curtailment of income. The borrower was able to cure the prior delinquency on the account without assistance. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

7106	1/24/2012	4/1/2014	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer
It appears that the loan will perform. The loan is due for 04/01/2014; the last payment received was on 03/17/2014.  Reason for delinquency is cited as servicer errorp (borrower is disputing payment applications). Comments indicate all contact has been with Authorized 3rd party (ATP), XXXX XXXX, is the husband to the borrower. ATP has been disputing fees, forced placed escrow from previous servicer and payment application prior to comments provided. Disputed matters were sent to the Federal Trade Commission in 04/2012 and multiple disputes were filed  with the state Attorney General in 04/2013.  Fee dispute and force placed escrow issues have been thoroughly explained to the ATP and the current servicer has provided all supporting documents on several occasions.  The most recent dispute received on 2/25/14 was in regards to prior late charges (comments indicate the servicer opened a dispute review    and a letter was sent advising that the late charges are valid and will not be removed due to the delay of the mail being received). FEMA property inspection was ordered on 05/22/2013; however no evidence of property status received.  A BPO was ordered on 11/12/2013; however, no values are noted.  Skip trace efforts were completed on 10/15/2012 that resulted in no new contact information.

7108	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 01/16/2014.  Reason for delinquency is unknown.  Borrower cured the delinquency on 07/12/2013; there has been no delinquency since that time.

7114	1/24/2012	4/1/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform.  The loan is next due for 04/01/2014; most recent payment received was on 03/10/2014.  The reason for default was cited as curtailment of income.  A trial payment dispute was submitted from the borrower regarding previous trial payments that were made with the prior servicer; this issue was resolved as of 07/11/2012 and a new trial plan was initiated with the borrower and the current servicer.  The account was then modified on 01/07/2013; subsequently, the prior foreclosure proceedings were closed and billed. The loan has since been maintained in good standing.

7115	1/24/2012	4/1/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears the loan will perform. The loan is next due for 04/01/2014; last payment was received on 03/14/2014. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 12/27/2013; the borrower's payment history reflects no further evidence of delinquency. There are no workout plans currently in process. The borrower initiated a written payment dispute against the Servicer on 08/22/2013; the dispute was resolved on 08/25/2013. The collection notes indicate the Servicer granted the borrower a loan modification which the borrower re-defaulted on prior to the review period.

7116	1/24/2012	4/1/2014	1
It appears the loan will perform.  The loan is due for 04/01/2014; the last payment was received on 03/05/2014.  Reason for delinquency was cited as curtailment of income.  Collection comments on 10/04/2012 indicate a HAMP Modification was completed; on 07/30/2013, HAMP incentive funds were posted to the loan.  A BPO was ordered on 12/20/2013; no details were provided.  There is no indication of a property inspection conducted in the commentary provided.  There are no indications of any damage, tax or title issues in the commentary provided.

7117	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is due for 04/01/2014; and the last payment was received on 03/19/2014. The reason for default was cited as reduced income per notes dated 04/12/2012. The account is current as of the review date. The account had been referred to an attorney prior to the review period. The notice of default was filed on 04/XX/2012 and the defendants were served on 04/XX/2012. Then, the foreclosure proceedings were closed and billed on 12/XX/2012 as the account was modified. The loan was originally declined for a HAMP Tier 1 modification due to excessive forbearance on 06/07/2012. However, due to new treasury guidelines, the loan was approved for a HAMP Tier 2 modification on 07/06/2012 which was finalized on 12/20/2012 with a principal balance deferment of $126,700 per the pay history. Commentary on 02/10/2014 reflects the loan is eligible for an investor principal matching campaign where any contribution over $1,000 or more towards the principal would be matched by the investor up to $7,558.11 or until the loan to value reaches 100%. There is no mortgage insurance premium being paid per notes dates 12/05/2012. A property inspection was ordered 01/10/2014, but there is no indication that it was completed. The last customer contact was on 10/16/2013: arranged a phone payment.

7118	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention.  The loan is due for 12/01/2013.  The last payment received was on 11/01/2013.  RFD was cited as curtailment of income. No evidence of loss mitigation efforts.  A property inspection was conducted on 02/07/2014; no further details were provided.

7119	3/1/2012	2/14/2014	1
It appears this loan will perform. The loan is due for 02/01/2014; most recent payment received on 01/15/2014.  Reason for delinquency is illness of borrower.  The borrower requested options to retain property on 04/01/2013. A modification was approved on 04/24/2013.  The signed modification agreement was received on 05/10/2013.

7120	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 01/15/2014.  Reason for delinquency is illness of borrower.  Borrower requested options to retain property on 04/01/2013.  Modification was approved on 04/24/2013. The signed modification agreement was received on 05/10/2013 and executed on 05/13/2013.  An updated property value was not provided.

7121	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 01/15/2014. The RFD was cited as borrower illness. There is no evidence of any foreclosure or bankruptcy activity. The account was approved for a supplemental modification on 04/24/2013. The modification process was completed on 06/28/2013. The loan was remained current since. The notes on 06/11/2013 indicated an evaluation of the property was received valuing the property at $75,326; the notes do not specify how the evaluation was obtained.

7122	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is next due for 04/01/2014; last payment received was 03/31/2014. Reason for previous delinquency was cited as medical issues. Comments indicate the loan was modified under the HAMP Program on 03/19/2010 with an effective date of 04/01/2010.

7123	1/24/2012	4/1/2014	1
It appears this loan will perform.  The loan is due for 04/01/2014; most recent payment received on 03/03/2014.  Reason for delinquency is cited as curtailment of income.  The loan was referred to legal counsel to begin foreclosure outside the review period.  Comment dated 09/04/2012 states that the borrower received a foreclosure notice to appear in court on 09/XX/2012.  Foreclosure was placed on hold on 09/XX/2012 for loss mitigation and the judgment hearing was delayed.  The foreclosure process was closed on 02/XX/2013 with the completion of the modification.  On 10/XX/2013 the borrower was approved for a trial payment plan.  The trial period began on 11/XX/2012 through 01/XX/2013.  Upon successful completion of the trial period the HAMP modification was finalized on 02/XX/2013.  An equity analysis was completed on 12/18/2013. A BPO was completed on 06/16/2012 reflecting a value of $225,000.00.

7124	1/24/2012	4/1/2014	1		It appears this loan will perform. The loan is due for 04/01/2014; most recent payment received on 03/24/2014. There is no evidence of delinquency.
7125	1/24/2012	4/1/2014	1
It appears this loan will perform.  The loan is due for 04/01/2014; most recent payment received on 03/28/2014.  Reason for delinquency is cited as martial issues; going through a divorce. The borrower stated this was a temporary setback and was able to cure the delinquency on 04/30/2013; there has been no further delinquency since that time.  The borrower declined loss mitigation assistance on 06/21/2013.  Comment dated 05/02/2012 cites a campaign that was offered where if the borrower sends in extra funds that are applied towards principal balance will be matched by the investor at 100% until 115% of the loan to value is reached or the amount of $51,165.32 is reached.   Matched funds were received on 08/07/2012.  Comment dated 02/13/2014 cites that servicer was notified that borrower retained an attorney.  As of 03/28/2014 the attorney information was not recieved and the cease and desist was removed from the loan.

7127	1/24/2012	4/1/2014	1
It appears the loan will perform.  The loan is next due for 04/04/2014; last payment received 03/31/2014. The reason for delinquency was cited as reduced income, marital difficulties.  The comments indicate the co-borrower is not living in the home and does not contribute to the expenses. The son moved in to help with expenses.  A HAMP Modification was completed on 07/05/2012.  The loan has maintained a current status since the modification; however the payments are received at the end of the month.  The commentary after the modification indicates the borrower is still having difficulty making payments.  The son had a stroke; however the comments on 03/11/2013 states he is back to work.  The borrower also indicated she gets paid at the end of the month.  An equity analysis was completed on 01/10/2014.  There is no evidence of delinquent taxes.

7128	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is due for 04/01/2014; most recent payment was received on 03/14/2014. Reason for default was curtailment of income. The account was brought current on 02/28/2014. Comments indicate the loan was referred to legal counsel 06/01/2012; file was closed and billed 01/29/2013 when a HAMP modification was completed. An equity analysis was completed on 02/18/2014.

7130	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/07/2014. There is no evidence of delinquency during the review period. The Servicer previously granted the borrower a permanent loan modification on 06/06/12.

7131	5/1/2012	4/29/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 07/01/2013; last payment was received on 06/25/2013. The reason for default was cited as unemployment. The loan is in collections. Collection comments dated 2/03/2013 reflect that the borrower was in an unemployment forbearance program until 06/01/2014. Comments made 01/15/2014 reflect that the borrower had a new job and requested a loan modification. The modification was approved on 03/17/2014; however, the borrower was unable to afford the modified payment and declined as a result. Most recent comments dated 04/04/2014 reflect that the borrower is not interested in liquidation options. The borrower has applied for assistance from the Hardest Hit Funds program (HHF); currently pending a response from the state of XXX as of 04/28/2014. Collection comments dated 11/21/2013 indicate that the borrower intends to retain property and subject is owner occupied.

7132	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/16/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the account has remained in good standings since. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

7133	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014; most recent payment received on 01/16/2014. There was no evidence of delinquency during the review period.
7134	1/24/2012	4/1/2014	1
It appears the loan will perform. The loan is due for 04/01/2014; the last payment was received on 03/17/2014. Reason for delinquency was cited as unemployment. The loan was referred to legal counsel outside of the review period. The proceedings were stopped on 05/01/2013 due to a modification. The loan was approved for a trial modification on 01/14/2013; the loan was modified on 05/01/2013. An equity analysis in the amount of $210,821.85 was received on 11/15/2013.

7135	1/24/2012	4/1/2014	3	[3] Currently Delinquent Mortgage [3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears that the loan will perform with intervention.  The loan is next due for 03/01/2014; the last payment was received on 03/03/2014. Reason for default is loss of income. The account is in bankruptcy. The borrower filed a chapter 13 bankruptcy, case number XX-XXXXXX, on XXXXX and the proof of claim was filed on 04/XX/2011. As of the review date, the borrower's bankruptcy remains active and there is no evidence of a motion for relief being granted. On 07/18/2012, the borrower requested a loan modification; however, the borrower has not provided any of the necessary financial documentation to be reviewed for modification eligibility. There are no workout plans currently in process. A payment dispute response letter was sent to the borrower on 02/24/2014 along with a breakdown of the payment history. The collection notes indicates the Servicer granted the borrower a loan modification which the borrower re-defaulted on prior to the review period.

7136	1/24/2012	4/1/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 02/01/2014; the most recent payment was received on 02/28/2014. RFD was cited as income curtailment. The loan was modified on 06/06/2012 and has re-defaulted. There is no evidence of foreclosure activity. Skip tracing efforts were noted. An equity analysis was performed on 12/18/2013. There are multiple instances of a BPO being ordered; however no additional information is provided.

7137	1/24/2012	4/1/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is next due for 03/01/2014; last payment was received on 02/14/2014. Reason for default is loss of income. The account is in collections. The Servicer granted the borrower a HAMP modification on 01/04/2013; the borrower's payment history reflects the loan went back into delinquency on 01/01/2014. There are no workout plans currently in process. There are no mentions of tax or title issues. No updated property condition or value is provided.

7138	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; last payment was received on 03/27/2014. The reason for default was cited as marital difficulties per notes dated 09/04/2013. The account is current as of the review date with no evidence of foreclosure activity. The borrower successfully completed a repayment plan which was approved on 04/04/2014 for 8 payments starting 04/11/2013 - 11/27/2013. On 09/04/2013, the borrower stated that the co-borrower, ex-spouse, had stopped paying on the mortgage.

7141	1/24/2012	4/1/2014	1
It appears that the loan will perform.  The loan is due for 04/01/2014; the last payment was received on 03/14/2014.  The loan is current.  RFD cited as excessive obligations.   There is a history of slow payments and a 30 day delinquency in January, 2014, due to service transfer and medical bills per borrower on 02/06/2014.  The borrower brought the loan current in February, 2014.  The loan was HAMP modified on or about 07/01/2012; the borrower advised on 03/13/2014 that she will send in extra funds at some point to cover post modification fees.   A copy of the welcome package was mailed to the borrower on 02/10/2014.  No title issues noted. No property inspection results or updated property values have been provided.

7142	1/24/2012	4/1/2014	1
It appears that the loan will perform.  The loan is due for 04/01/2014; most recent payment received was 03/15/2014.  The reason for default is cited as curtailment of income.  The account was 30 days past due on 01/01/2014.  The borrower made a double payment the very next month ad brouth the account to a current status without loss mitigation assistance. The loan was modified under the HAMP program with an effective date of 3/1/2011 an redefaulted on 01/01/2014.

7143	1/24/2012	4/1/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears the loan will perform.  The loan is next due for 04/01/2014; last payment received 03/04/2014.  The reason for delinquency is unknown.  The commentary indicates the account is currently in bankruptcy and filed under plan. The comments do not provide a case number or filing date for the chapter 13. The last comment regarding the bankruptcy was on 11/27/2013 when an escrow analysis was performed. The comments on 05/04/2012 reflect a Chapter 13 Bankruptcy was discharged.  No further information regarding this bankruptcy filing is evident. There is no evidence of delinquent taxes or title issues.

7144	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is due for 04/01/14; most recent payment received was on 03/31/14. Reason for default is cited as illness of the primary mortgagor. The borrower was able to cure the delinquency without assistance. A HAMP incentive of $916.67 was applied to principal on 01/30/14. No updated property value has been given. There is no evidence of any tax issues, title issues or property damage mentioned in the commentary provided.

7145	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014 and the last payment made was on 01/27/2014.  Collection comments did not cite a reason for default.  The loan was modified on 10/29/2013 bringing the account current and due for 12/01/2013. The account has remained in good standing since the modification. The borrower filed chapter 13 bankruptcy prior to the review period; case #XX-XXXXX.  The bankruptcy case was dismissed on XXXXX.

7146	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014 and the last payment made was on 01/10/2014.  RFD is unknown.  The account is currently delinquent with no evidence of loss mitigation activity at this time.  The borrower stated on 02/11/2014 that she plans to make two payments to cure the current delinquency.

7148	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is next due for 04/01/2014; most recent payment was received on 03/19/2014. The pay history reflected the payments made on 02/14/2013 and 02/22/2013 were reversed for non sufficient funds. The RFD is cited as excessive obligations. The account was referred to foreclosure on 05/XX/2010. The foreclosure was closed and billed as of 08/XX/2012 due to loss mitigation assistance; the exact termination date for the foreclosure was not provided. The account was approved for the HAMP as of 08/08/2012. The modification process was completed on 08/28/2012. Prior to the modification, the account was set up on a trial payment plan from 06/01/2012 through 08/31/2012. The borrower re-defaulted after the modification in 02/2013. The notes on 09/11/2013 reflected the borrower was pursuing a refinance. There is no further reference to the refinance review in the commentary provided. The notes on 01/29/2014 stated a BPO was received on 12/13/2013; however the results of the BPO were not provided.

7149	1/24/2012	4/1/2014	1
It appears that the loan will perform. The loan is next due for 04/01/2014; most recent payment was received on 03/31/2014. The pay history reflects the borrower consistently making payments at the end of each month. The RFD is cited as curtailment of income. There is no evidence of any foreclosure activity in the past 24 months. The comments on 02/17/2014 reflected one borrower was previously discharged from a chapter 7 bankruptcy on XXXXX and the co-borrower was discharged from  chapter 7 bankruptcy on XXXXX. The filing dates and case numbers were not provided. The account was approved for the HAMP as of 10/22/2012. The modification process was completed on 11/06/2012. Prior to the modification, the account was set up on a trial payment plan from 08/01/2012 through 10/01/2012. The loan has remained current since the loan was modified.

7151	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment received 01/16/2014. There is no evidence of delinquency within the review period.
7160	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/31/2014. The loan was last delinquent on 11/01/2013. The borrower was able to cure the delinquency on 12/30/2013 without loss mitigation assistance.

7181	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/31/2014. There is no evidence of delinquency during the review period.
7202	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment received 02/12/2014. There is no evidence of delinquency within the review period.
7210	3/1/2012	2/14/2014	3	[3] MI Not Being Paid As Required
It appears that this loan may perform with intervention. The loan is due for 02/01/2014 with the last payment received on 01/17/2014. RFD was cited as exessive obligations. On 08/19/2013 the borrower had called and expressed concern that he might not be able to continue making payments without assistance due to his fixed income. A package providing options was mailed to the borrower but there is no reference to any follow-up.

7227	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 02/03/2014. The reason for delinquency was cited as curtailment of income. The last contact was made on 02/12/2014. There is no evidence of current loss mitigation efforts.

7232	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; the last payment was received on 01/30/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 01/30/14; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

7259	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 02/10/2014.  The loan has been delinquent four of the last twelve months.  Reason for default was cited as curtailment of income; the borrowers are in the restaurant business and business has been down.  Last borrower contact was 12/11/2013; the borrower called with questions about the interest rate change on the loan.

7271	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/31/2014. There is no evidence of delinquency. The notes on 01/02/2014 referenced forwarding the file for an unspecified claim. No further information was provided. There is no evidence of any property damages.

7315	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/31/2014.  There is no evidence of delinquency.  Last borrower contact was 01/31/2014; the borrower called to make a payment.

7316	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/16/14. Reason for default is excessive obligations. On 08/21/13, the Servicer granted the borrower a loan modification; the borrower's payment history reflects no further evidence of delinquency.

7320	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/06/2014. There is no evidence of delinquency.
7336	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/12/2014. The account has remained in good standing since it was brought current on 04/01/2013. The reason for default is unknown. Borrower stated on 04/09/2013 it was temporary hardship.

7340	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/10/2014. There is no evidence of delinquency.
7345	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that this loan will perform. The account is due for 01/01/2014; the most recent payment was received on 01/31/2014. The reason for default is cited as curtailment of income. Conversation on 02/05/2014 reflects intent to make a double payment in the month of February to bring the account current. Commentary reflects an insurance claim for property damages; claim was filed on 03/18/2013 (claim number XXXXXXXXX) and a check was received on 04/26/2013; further notes indicate the check is to be sent to borrower for endorsement. However, the check was returned to sender, along with an estimate and a handwritten note, on 05/06/2013. Comments dated 05/14/2013 indicate that the check is to be re-sent to the borrower. Notes do not specify damages.

7388	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due 03/01/2014; most recent payment received was on 02/07/2014. There is no evidence of delinquency.
7489	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 02/07/2014.  There is no evidence of delinquency.  Borrower submitted a financial workout package on 03/01/2013.  A modification was approved on 03/12/2013 and executed on 03/26/2013.  An updated property value was not provided.

7554	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 01/14/2014. The reason for default is unknown. The borrower has been able to cure the delinquencies without assistance.

7561	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 02/10/2014. There was no evidence of delinquency during the review period.
7562	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 02/06/2014. The RFD is unknown. There is no evidence of any borrower contact or loss mitigation activity. The last attempt to contact the borrower was made on 02/12/2014. Skip tracing was not performed in the past 12 months.

7563	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 02/07/2014.  There is no evidence of delinquency. A completed package was received from borrower; the modification was approved on 04/12/2013 and executed on 04/30/2013.

7564	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014 and the last payment made was on 02/03/2014.  Collection comments cited the reason for default unemployment.  The borrower was able to cure past delinquencies without the aid of loss mitigation.

7565	3/1/2012	2/14/2014	1
It appears that this loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/22/2014.  The reason for default is unknown. The borrower was able to cure the prior delinquencies without intervention, Commentary reflects a previous Chapter 7 bankruptcy (BK) with an unknown filing date which was discharged.  There is no other information regarding the BK in the commentary provided.  There are no current loss mitigation activities being pursued.  There has been limited contact with the borrower despite multiple attempts.  There are no indications of damage, tax or title issues in the commentary provided.

7566	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/03/2014. There is no evidence of delinquency during the review period.
7567	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/04; last payment was received on 02/03/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 11/04/13; the borrower's payment history reflects no further evidence of delinquency.

7568	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 02/05/14. Reason for default is excessive obligations. The account is in collections. There is no evidence of current loss mitigation efforts. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

7569	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/04/14. There is no evidence of delinquency during the review period.
7570	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/04; last payment was received on 02/03/14. There is no evidence of delinquency during the review period.
7571	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/03/2014. There is no evidence of delinquency during the review period. A permanent account comment reflects that the loan had been modified prior to the review period.

7572	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014. The last payment received was on 01/16/2014. No evidence of delinquency.
7573	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/12/2014.  The payment received on 11/22/2013 was returned for a frozen account on 11/27/2013. RFD is unknown.  The loan was modified on 07/10/2013 and has remained in good standing.  The property inspection performed on 07/05/2013 indicated the property was owner occupied but failed to provide a property condition.

7574	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 2/1/2014, with the last payment received on 1/7/14. There is no record of default and no borrower contact was attempted.
7575	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/3/2014. The reason for default was cited as a family illness. The account has been current since 6/12/2013. There is no current loss mitigation activity; commentary on 6/14/2013 indicated the loan was approved for a modification with an effective date of 8/1/2013. The last communication with the borrower was on 5/29/2013.

7576	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/13/2014. There is no evidence of delinquency.
7577	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 2/01/2014; the most recent payment received was on 1/16/2013.  The reason for delinquency is unknown. The borrower was able to cure prior delinquency without servicer assistance.

7578	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/27/2014.  The loan was delinquent in May and June of 2013; the delinquency was cured with a modification completed 07/11/2013.  Reason for default is cited as unemployment; the borrower was laid off over a year ago and struggling to make payments.  Last borrower contact was 11/25/2013; the borrower called and promised a monthly payment.  The property was inspected 07/09/2013 and reported occupied.

7579	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 12/01/2013; the most recent payment was received on 12/02/2013. RFD was not specified. The loan is 60 days delinquent and has been rolling 30-60 days behind during the entire review period. Standard Demand Letter sent on 01/27/2014. Skip tracing efforts are noted.

7580	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 01/01/2014: last payment received was on 12/20/2013.  Reason for default is unknown.  The loan is currently in collections with no foreclosure activity.  There is no evidence of loss mitigation activity.  The property had sustained storm damage.  The damage was repaired and final inspection was received by the servicer on 04/09/2013.  Check number XXXXXXX for $12,345.22 was sent out on 04/23/2013 to XXXXXX XXXXXXX for repairs.

7581	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 3/1/2014, with the last payment received on 1/16/14. There is no record of default.  The last borrower contact on 11/15/13 the borrower reported they were late on the last payment due to fraud on what appears to be their personal bank account.  No other record of misrepresentation in relation the the mortgage account was noted.

7582	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 01/31/2014. There was no evidence of delinquency during the review period.
7583	3/1/2012	2/14/2014	3
[3]   Legal action - ownership rights are endangered
[3]   Undisclosed Lien Found in Collection Notes
[3]   Delinquent HOA Dues in Super Lien State
[3]   Subject May Not Be 1st Lien - Not information title company has acknowledged or signed letter of indemnification
[3]   Title Lien Issue

It appears that the loan will perform with intervention. The loan is due for 02/01/2014; the last payment was received on 02/03/2014. The reason for default is unknown. The account is current as of the review date. The account was referred to the attorney prior to the review date and the complaint was filed on 06/03/2013. Foreclosure proceedings were closed and billed on 08/09/2013 as the borrower reinstated the loan. The borrower filed Chapter 7 Bankruptcy prior to the review date which was discharged in September of 2012 per notes dated 05/XX/2013; no case # indicated in the commentary. The servicer received a letter on 03/30/2013 from the attorney representing XXXXXXX Condominium Association requesting XXXXXX to initiate foreclosure proceedings. On 05/13/2013, the borrower's attorney suggested that Regions finish with the foreclosure in order to clear the title of HOA liens which are around $80,000 and then his client would take the property back. However, there is conflicting commentary indicating if the title is clear. On 04/09/2013, the title report indicated that the property may be owned by XXXXXXXX, LLC. Comments reflect the title also reflects a judgment from XXXXXX Bank, NA and the XXXXXXXX Assoc Inc / XXXXXXXXXX Inc as well as a 2nd lien from XXXXXX. An updated title report was received and came back clear. No resolution noted for conflicting title information. Servicer does not appear to attempting to resolve due to the foreclosure action being closed. Comments on 08/11/2013 indicate the subject property may be located in an area possibly impacted by a FEMA disaster; no damages were reported.

7584	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/2014; last payment was received on 01/17/2014. Reason for default is excessive obligations. The account is in loss mitigation. On 11/01/2013, the Servicer placed the borrower in a 6 month repayment plan, scheduled from 11/15/2013 to 04/15/2014; as of the collection notes' cutoff date, the borrower's repayment plan remains on target. The Servicer granted the borrower a permanent loan modification, prior to the review period, which the borrower re-defaulted on as of 10/01/2013.

7585	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 01/29/2014. The loan was delinquent on 08/01/2013. The reason for delinquency was cited as curtailment of income. The borrower was able to cure the delinquency on 09/26/2013 without loss mitigation assistance.

7586	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; most recent payment was received 01/13/2014. The reason for default is unknown. The borrower has been unable to bring the account current. There are no workout plans currently in process and the Servicer has not offered any loss mitigation assistance.

7587	3/1/2012	2/14/2014	1
It appears this loan will perform. The loan is due for 02/01/2014 and the last payment was made on 02/10/2014. RFD is curtailment of income. The borrower has brought the loan current without intervention.

7588	3/1/2012	2/14/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform.   The loan is due for 02/01/2014; last payment was received on 01/24/2014. The only evidence of delinquency was in March of 2013. Reason for this delinquency is unknown.  Collection comments on 05/15/2013 indicate an affidavit for Hail/Roof damage on 04/26/2013 was received with a loss amount of $3841.12 and copy of all risk claim Ck# XXXXXXX dated 04/26/2013 comments do not indicate the repairs have been completed.

7589	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; last payment was received on 01/16/2014. There is no evidence of delinquency during the review period.
7590	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/10/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the loan has remained in good standings since. Limited contact has been established with the borrower. Skip trace efforts have not been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

7591	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/09/14. There is no evidence of delinquency within the review period.
7592	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 12/01/2013; most recent payment was received on 11/29/2013. The RFD is cited a marital difficulties. There is no evidence of any foreclosure or bankruptcy activity. The last contact with the borrower was established on 02/10/2014 at which time the borrower stated they will bring the loan current by 02/21/2014. There is no reference to any loss mitigation activity in the past 12 months. A property inspection was completed on 02/06/2014 indicating the home was owner occupied; the condition of property was not provided.

7593	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/2014; last payment was received on 01/15/2014. Reason for default is loss of income. The account is in loss mitigation. On 10/03/2013, the Servicer placed the borrower in a 6 month repayment plan, scheduled from 10/15/2013 to 03/15/2014; as of the collection notes' cutoff date, the borrower's repayment plan remains on target. The Servicer granted the borrower a permanent loan modification, prior to the review period, which the borrower re-defaulted on as of 09/01/2013.

7594	3/1/2012	3/5/2014	1
It appears this loan will perform. The loan is due for 02/01/2014; the date the last payment was received was 02/03/2014.  Reason for default is cited as loss of income. Per notes from 12/07/2012, the borrower was denied for a loan modification and there is no evidence of other loss mitigation efforts having been discussed. The payment history is missing January and February 2014 transaction activity. There is no evidence of property damage or delinquent taxes. The collection notes indicate the Servicer granted the borrower a HAMP loan modification which the borrower defaulted on prior to the review period.

7595	3/1/2012	3/5/2014	1
It appears the loan will perform with intervention. The loan is due for 02/01/2014. The most recent payment was received on 2/20/2014. The reason for delinquency was cited as curtailment of income. On 10/24/2013, the borrower stated he had been in the hospital due to a heart attack and subsequent surgery. Comments reflect the subject loan was placed on a 6 month repayment plan; effective 11/24/2013 through 04/24/2014.  Per the commentary, the plan is current. There was no evidence of tax or title issues.

7596	3/1/2012	3/5/2014	3	[3] MI Not Being Paid As Required
It appears that the loan will perform. The loan is due for 3/1/2014 with last payment received 2/27/2014. The reason for default is unknown. There is no current loss mitigation activity. There was no communication with the borrower or skip trace activities performed during the review period.

7597	3/1/2012	3/5/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014 per the commentary; with the last payment received on 02/17/2014. The reason for delinquency is unknown. The account is current as of the review date. Commentary on 12/26/2013 reflects that the loan was HAMP modified prior to the review period.

7598	12/1/2011	11/21/2013	1		It appears that the loan will perform. The loan is due for 12/01/2013; the last payment received was on 11/07/2013. There is no evidence of delinquency in the review period.
7599	3/1/2012	3/5/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/2014; last payment was received on 12/09/2013. Reason for default is loss of income. The Servicer granted the borrower a loan modification 10/03/2012; the borrower's payment history reflects the loan modification did not bring the account current. The borrower was able to bring their account current without loss mitigation assistance on 09/30/2013. As of the review date, there are no workout plans currently in process. The subject loan was referred to the foreclosure attorney prior to the review period; the subject loan was reinstated and foreclosure proceedings were closed and billed on 07/XX/2012.

7600	3/1/2012	3/5/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/2014; most recent payment was received on 02/28/2014. Reason for default is loss of income. The borrower has stated their intention to retain the subject property but has not applied for any loss mitigation assistance as of the review period. There are no workout plans currently in process. The collection notes indicate the Servicer granted the borrower a loan modification which the borrower defaulted on prior to the review period.

7601	12/1/2011	11/21/2013	1		It appears that the loan will perform. The loan is next due for 12/01/2013; most recent payment was received on 11/14/2013. There is no evidence of delinquency within the review period.
7602	12/1/2011	11/21/2013	3	[3] Missing Mod1
It appears that the loan may perform. The loan is due for 11/01/2013; the last payment received was 11/11/2013. Reason for delinquency is unknown. The loan was brought current by the borrower on 10/29/2013. No loss mitigation options were explored.  11/08/2013 indicates that a non-HAMP solicitation was sent 11/08/2013 which the borrower was unresponsive to.

7603	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 01/01/2014; last payment was received 12/04/2013.  The loan has been delinquent for the past two months.  Reason for default is unknown.  Last borrower contact was 02/05/2014; the borrower called to promise two payments in February but declined to review financial information.

7604	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/22/2014.  There is no evidence of delinquency.  Last borrower contact was 11/04/2013; the borrower called to inquire about making payments at a bank branch.  The borrower filed a Chapter 7 bankruptcy, case #XX-XXXXX, which was discharged XXXXX.

7605	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/05/2014. There is no evidence of delinquency during the review period.
7606	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/03/2014. There is no evidence of a delinquency during the review period.
7607	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/03/2014. There is no evidence of delinquency during the review period.
7608	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/27/2014. The pay history reflects multiple 30 day delinquencies in the past 12 months. The RFD is unknown. The commentary indicated the borrower previously filed a bankruptcy in XXXXX (case number XX-XXXXXX) which was discharged on XXXXX; the chapter and filing date were not provided. The last contact was established on 02/06/2014 with an authorized third party stating they did not receive the requested modification package. The third party previously requested the package on 01/10/2014. No further information was provided regarding the status of the workout packet. There is no evidence of loss mitigation opening a review on the account in the past 12 months.

7609	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/07/2014. The Servicer granted the borrower a loan modification on 03/21/2013; there is no evidence of delinquency during the review period.

7610	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/12/2014. There is no evidence of delinquency.
7611	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/17/2014. The RFD was cited as a death in the borrower's family. The borrower brought the loan current without assistance on 12/13/2013. The last contact with the borrower was established on 01/27/2014 at which time the borrower stated they will be sending additional money each month to satisfy the late charge balance. There is no evidence of any loss mitigation activity.

7612	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 02/10/2014. The RFD is cited as borrower illness. The pay history indicated a rolling 30 day delinquency for the entire review period. The comments indicated the loan was set up on a repayment plan prior to the review period, again on 05/11/2013, and another on 07/16/2013. However, each plan was canceled at the borrower's request stating they will be making an additional payment to bring the loan current. The last contact with the borrower was established on 01/06/2014 at which time the borrower stated they would make two payments in 01/2014 to bring the loan current. The borrower also declined any assistance at this time. The pay history only reflects receipt of one payment for the month of January.

7613	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/04/2014. There is no evidence of delinquency during the review period. The collection notes reflect the borrower filed a chapter 7 bankruptcy, case number XX-XXXXXX, which was filed and discharged prior to the review period.

7614	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention. The loan is due for 2/1/2014; the last payment was 2/10/2014. A slow pay pattern is evident in pay history. RFD is cited as income curtailment. There are no current loss mitigation efforts as borrower was not interested in providing financial information per comments 12/10/2013. There are no indications of property inspections performed. No updated property value has been provided.

7618	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/10/2014. There is no evidence of delinquency.
7619	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/12/2014. There is no evidence of delinquency during the review period.
7620	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/2014; last payment was received on 02/03/2013. Reason for default is unknown. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period

7621	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/04/2014. Reason for default is unknown. The borrower was able to cure the prior account delinquency without assistance.

7622	3/1/2012	2/14/2014	1
It appears that this loan will perform with intervention. The account is due for 2/1/2014, with the last payment received on 2/4/14.  The reason for default is unknown.  The loan was previously non HAMP modified outside of the review period.  The servicer has been unable to contact borrower despite numerous attempts.

7623	3/1/2012	2/14/2014	1
It appears the loan may perform with intervention.  The loan is due for 02/01/2014; last payment was received on 02/03/2014. Reason for delinquency is unknown.  There is no indication of any loss mitigation programs active or offered.   There are no indications of a BPO or a property inspection conducted within the review period.   There is no indication of any damage, title or tax issues within the review period

7624	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/11/2014. There is no evidence of delinquency during the review period.
7625	3/1/2012	2/14/2014	1
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/04/2014.  There is no evidence of a delinquency during the review period.  Commentary reflects the borrower previously filed for a Chapter 7 bankruptcy (BK) which was discharged with reaffirmation in an unknown year.

7626	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 6/1/2014 with the most recent payment received on 5/5/2014. There is evidence of delinquency during the review period; the account has been current since 2/7/2014. The previous reason for default was cited as curtailment of income. There is no evidence of any current loss mitigation activity; commentary indicated the loan was approved for a HAMP modification effective on 2/1/2014. The last communication made with the borrower was on 5/6/2014. Skip trace activities performed in 8/2013 did not provide additional contact information.

7627	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/30/2014. There is evidence of delinquency during the review period; the account has been current since 1/31/2014. The previous reason for default was cited as curtailment of income. There is no evidence of any current loss mitigation activity; commentary indicated the loan was approved for a modification prior to the review period. The last communication made with the borrower was on 2/6/2014. Skip trace activities performed in 5/2014 provided additional possible contact information.

7628	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/02/2014.  Reason for default is cited as curtailment of income. The loan was modified under the HAMP program on 02/01/2013 and has remained current.  A HAMP incentive payment of $1000.00 was applied as a principal curtailment on 11/27/2013.  An escrow analysis was performed on 03/10/2014.

7629	4/3/2012	5/12/2014	1
It appears that the loan may perform.  The loan is due for 05/01/2014; the last payment was received on 04/30/2014.  The loan is current.  RFD cited as unknown.  The loan was in foreclosure prior to 04/XX/2012 and was placed on hold on 05/XX/2012 due to approved trial modification.  Six Mediations were scheduled from 03/XX/2012 to 02/XX/2013 pending 04/XX/2013 subordination agreement and resolution of lien.  A FEMA hold was also place on the file from 11/08/2012 until 02/06/2013.  The subordination agreement was finally completed prior to the final mediation on 04/XX/2013.  The foreclosure file was closed on 04/XX/2013 due to final modification being booked.  Per commentary on 04/02/2012 the prior servicer offered the borrower a trial modification at the last mediation on 03/XX/2012 that gave the borrower until 04/XX/2012 to come up with a $13K down payment.  Noted on 05/29/2012, the current servicer honored the trial modification and gave the borrower until 06/XX/2012 to come up with the $13K down payment; the trial agreement and funds were received on 05/29/2012.  The final modification is pending subordination agreement and resolution of lien as of 08/10/2012 when the title report was received.  Per commentary on 10/18/2012, the current servicer is needing authorization from the borrower to allow them to speak with the lien holder regarding the subordination request as the lien holder will not discuss with authorization from the borrower; borrower's authorization was received on 11/08/2012 and subordination requirement were received from the lien holder on 11/29/2012.  The subordination documents were received on 03/22/2013.  On 12/XX/2012 the lien release for the XXXXXXX XXXXX, Inc.  still needed to be resolved; as of 05/12/2014 there is no commentary regarding the resolution of the lien.  The final modification was approved on 03/XX/2013 pending subordination before booking; the final modification documents and payment was received and booked on 04/XX/2013.  The loan became delinquent again on 03/20/2014 and a demand letter was sent to the borrower on 04/09/2014.  The loan was brought current on 04/30/2014.   No property inspection results or updated property values have been provided.

7630	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment was received 05/01/2014.  There is no evidence of delinquency.  No borrower contact was established during the review period.  Commentary dated 09/28/2012 indicates the loan was modified under a non-government plan.

7631	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment was received 05/06/2014.  There is no evidence of delinquency.  No borrower contact was established during the review period.  Commentary dated 10/03/2012 indicates the loan was modified under a government plan.

7632	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment was received 05/12/2014.  The loan was delinquent in June and July 2012.  The loan was modified effective 08/16/2012, curing the delinquency.  Reason for default was cited as curtailment of income.  Last borrower contact was 09/24/2012; the borrower called to have the escrow account for the loan re-setup.

7633	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment was received 05/02/2014.  There is no evidence of delinquency.  No borrower contact was established during the review period.  Commentary dated 10/03/2012 indicates the loan was modified under a government plan.

7634	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/22/2014. There is evidence of delinquency during the review period; the account has been current since 3/15/2014. The previous reason for default was cited as a death in the family. The prior foreclosure proceedings were closed and billed in 11/2013. There is no evidence of any current loss mitigation activity. The last communication made with the borrower was on 1/6/2014. Skip trace activities performed in 6/2013 provided additional possible contact numbers.

7635	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 6/1/2014 with the most recent payment received on 5/8/2014. There is evidence of delinquency during the review period; the account has been current since 12/20/2013. The previous reason for default was cited as curtailment of income. There is no evidence of any current loss mitigation activity; commentary on 12/24/2013 indicated the loan was approved for a HAMP modification effective on 1/1/2014. The last communication made with the borrower was on 5/7/2014.

7636	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 04/22/2014. The reason for default was cited as reduced income per notes dated 07/03/2013. The account is current as of the review date. No indication that foreclosure was initiated during the review period. A HAMP modification was approved for trial payment of $805.41 for 07/10/2013 for 09/01/2013 - 11/01/2013; and this was finalized on 11/14/2013. The account had been reviewed under the Department of Justice metric as of 06/19/2013. The account had been previously modified in 2000 per notes dated 04/25/2013. A property inspection was completed on 05/07/2013; no damages were reported.

7637	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete [1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 6/1/2014 with the most recent payment received on 5/7/2014. There is evidence of delinquency during the review period; the account has been current since 2/4/2014. The previous reason for default was cited as curtailment of income. The prior foreclosure proceedings were closed on 2/XX/2014. The borrower filed chapter 13 Bankruptcy on XXXXX, case# XXX-XXXXX. Commentary on XXXXX indicated the Bankruptcy was dismissed, no date provided. There is no evidence of any current loss mitigation activity; commentary indicated the loan was approved for a modification effective on 2/1/2014. The last communication made with the borrower was on 2/13/2014. Comments on 12/19/2013 indicated the property had fire damage which has been repaired through an insurance claim. There was no evidence of any existing property damage and no inspection listed on file. Commentary on 5/31/2013 indicated a previous dispute regarding a modification decision was researched and completed.

7638	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/15/2014. There is evidence of delinquency during the review period; the account has been current since 9/17/2013. The previous reason for default was cited as curtailment of income. There is no evidence of any current loss mitigation activity; commentary indicated the loan was approved for a modification prior to the review period. The last communication made with the borrower was on 4/15/2014. Skip trace activities completed in 1/2014 did not provide additional contact numbers. Commentary on 7/10/2013 indicated insurance claim payments were sent to the borrower in the amount of $15,588.94 for various repairs that were completed. (Date of loss 3/18/2013, due to Hail damage) There is no evidence of any outstanding property damage on file.

7639	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 04/01/2014; most recent payment was received on 03/24/2014.  The reason for default is unknown. Comments indicate the borrower was able to cure prior delinquency without assistance.  Comments indicate the subject property may be located in a FEMA disaster area possibly impacted by Hurricane Sandy; no damages were reported. Skip trace efforts provided new contact information.

7640	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 6/1/2014 with the most recent payment received on 5/9/2014. There is no evidence of delinquency during the review period. There is no evidence of any current loss mitigation activity. The last communication made with the borrower was on 9/3/2013. Skip trace activities completed in 8/2012 did not provide additional contact numbers.

7641	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 05/02/2014. The reason for default was excessive obligations per notes 06/03/2013. The account is current as of the review date. No indication that foreclosure was initiated during the review period. The loan was HAMP modified prior to the review period and lost its good standing per notes dated 05/17/2013. A HAFA solicitation was sent on 05/18/2013. The account was approved for a supplemental trial plan from 05/01/2013 – 07/01/2013 with prior servicer per notes dated 07/10/2013 which was finalized on 08/31/2013. D2 A validation of debt letter was approved for mailing on 05/07/2012.

7642	4/3/2012	5/12/2014	1
It appears that the loan may perform.  The loan is due for 06/01/2014; the last payment was received on 05/06/2014.  The loan is current.  RFD cited as income curtailment.  The loan was approved for a trial modification on 10/04/2013, effective 11/01/2013 with the final modification approved on 01/02/2014 and completed on 01/27/2014.  Commentary on 06/05/2013 states the borrower was also approved for a modification back in July, 2011.  The borrower was also approved for the Hardest Hit Funds program where monthly payments were being received from 06/08/12 through 03/26/2013 when the assistance ended, per commentary.  An insurance claim was filed for water damage, date of loss 03/15/2014; an endorsed loss draft check IAO $1511.04 was sent to the borrower on 04/17/2014.  Mortgage insurance is current as of 05/06/2014.  No title issues noted.  No property inspection results or updated property values have been provided.

7643	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/07/2014.  The loan was delinquent in January 2014; the delinquency was cured with the application of two payments the following month.  Reason for default is unknown.  Last borrower contact was 12/19/2012; the borrower called for information regarding a bank statement.  Commentary dated 09/27/2012 indicates the loan was modified under a government plan.

7644	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/16/2014.  There is no evidence of delinquency.  Last contact was with the borrower's authorized wife on 02/05/2013; third party made a promise to pay.  Commentary dated 09/27/2012 indicates the loan was modified under a non-government plan.

7645	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; most recent payment was received on 05/02/2014.  There is no evidence of delinquency within the review period. An escrow analysis was performed on 01/18/2014.  No updated property value has been given.  There is no evidence of any tax issues, title issues or property damage mentioned in the commentary provided.

7646	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/07/2014.  There is no evidence of delinquency.  The borrower filed a Chapter 7 bankruptcy, case #XX-XXXXX, that was discharged XXXXX.  Last borrower contact was 02/06/2014; the borrower called about receiving billing statements.

7647	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/12/2014.  The loan fell 30 days delinquent in October 2013; the delinquency was cured with the application of two payments the next month.  Reason for default is unknown.  Last borrower contact was 04/11/2014; the borrower called about the unpaid balance on the account.  Skip tracing efforts have been performed.

7648	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014 and the last payment made was on 04/14/2014.  Collection comments cited the reason for default as temporary unemployment; the issue has been resolved.  The borrower was able to cure past delinquencies after being modified; the loan is not current.  The loan was modified on 07/18/2012 bringing the account current and due for 08/01/2012.

7649	4/3/2012	5/12/2014	1		It appears that the loan will perform. The loan is due for 05/01/2014 and the last payment made was on 04/25/2014. There was no evidence of delinquency.
7650	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 05/05/2014. The reason for default is unknown. Delinquency was cured by a modification in July of 2012; and the account has remained current since. A HAMP modification was completed on 07/31/2012 per notes dated 08/03/2012.

7651	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014 and the last payment made was on 04/25/2014.  Collection comments cited the reason for default as medical issues.  The loan is current since being modified.  The loan was modified on 03/20/2013 bringing the account current and due for 04/01/2013.

7652	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014 and the last payment made was on 04/15/2014.  Collection comments cited the reason for default as reduced income.  The borrower was able to cure past delinquencies without the aid of loss mitigation and has brought the account current.

7653	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014 and the last payment made was on 04/25/2014.  Collection comments cited the reason for default as unemployment.  The account is current after the borrower successfully completed a repayment plan.  The borrower was placed on a repayment plan beginning 11/19/2013.  The borrower made all required payments bringing the account current.

7654	4/3/2012	5/12/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/30/2014. Reason for default is excessive obligations. The Servicer granted the borrower a non-HAMP loan modification on 06/05/2012; the borrower's payment history reflects the loan went back into delinquency on 10/01/2012. The borrower was able to bring their account current without loss mitigation assistance on 04/30/2014. The subject loan was referred to the foreclosure attorney on 01/15/2013; the subject loan was reinstated and foreclosure proceedings were closed and billed on 04/XX/2013. The borrower filed a chapter 13 bankruptcy, case number XX-XXXXX, on XXXXX which was discharged on XXXXX.

7655	4/3/2012	5/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 04/01/2014; last payment was received 03/14/2014.  Reason for default is unknown.  Last borrower contact was 04/16/2013; the co-borrower called about an issue with the funds for her monthly payment not leaving her bank account when expected.  Skip tracing efforts have been performed.

7656	4/3/2012	5/12/2014	1
It appears the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/05/2014. There is no evidence of delinquency within the review period. An escrow analysis was performed on 01/01/2013. The loan's prior Servicer granted the borrower a loan modification on 09/08/2006.

7657	4/3/2012	5/12/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan will perform with intervention. The loan is due for 05/01/2014; the last payment was received on 04/30/2014. The reason for default was cited as medical issues per notes dated 09/25/2013. The account is currently in collections with no evidence of foreclosure activity. The account was approved for a repayment plan on 10/31/2013 which is scheduled to end on 05/16/2014. The loan had been modified on 01/01/2009 per permanent comments dated 12/29/2008. The homeowner filed an insurance claim on 06/15/2012 for hail damages sustained to the subject on 06/13/2012. A claim's check in the amount of $2,596.67 was returned for endorsement per notes on 05/24/2013. Inspection results at 90% were received per notes date 03/12/2013; but no evidence of a 100% inspection was noted. As of 08/12/2013, the contractor claimed that the homeowner cashed the check and won't give the funds owed; no further details found.

7658	4/3/2012	5/12/2014	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 05/05/2014. The reason for default is unknown.  A supplemental modification was originally booked on 07/03/2012. However, the borrower disputed the delinquency after the modification citing there was an error with the booking per notes dated 08/01/2012. A written dispute for this issue was received on 08/06/2012. The account was reworked and the new modification details were finalized on 09/25/2012.  A foreclosure action was cancelled on 10/XX/2012 as a result of the modification.  A cease and desist was received on 04/05/2012 and then a rescission letter was processed on 10/12/2012. There is no record of a property inspection performed during the review period.

7659	4/3/2012	5/12/2014	1		It appears that the loan will perform. The loan is due for 05/01/2014 and the last payment made was on 05/08/2014. There was no evidence of delinquency.
7660	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/30/2014.  Reason for default is cited as excessive obligations.  The loan was modified under the HAMP program on 08/01/2012 and has remained current.  Skip tracing efforts are evident.

7661	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014; the last payment received was 4/14/2014. There is no evidence of delinquency during the review period. The borrower has requested a modification 5/5/2014 and a packet was mailed.

7662	4/3/2012	5/12/2014	1
It appears that the loan may perform with intervention. The loan is next due for 05/01/2014; the most recent payment received was on 04/17/2014. The reason for default is cited as an increase in bills and being on a fixed income. The loan is delinquent with no evidence of foreclosure activity. The previous foreclosure action was closed on 10/XX/2012 upon completion of the HAMP modification. The commentary indicates that the loan was previously modified with an effective date on 10/01/2012 advancing the due date from 06/01/2008 to 11/01/2012. The loan has since been reviewed for another modification; however, the modification was denied due to the borrower showing the ability to satisfy the monthly mortgage payment. The borrower has been in consistent contact with the servicer. Skip trace efforts have been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

7663	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; the last payment received was on 04/30/2014.  Reason for delinquency is cited as illness of mortgagor.  There is evidence of a prior foreclosure closed on 09/XX/2013 due to reinstatement of loan.  Loan was approved for a repayment plan on 09/24/2013. The repayment plan was cancelled on 11/04/2013 due to non-payment.   Comments on 11/08/2012 indicate that the subject property is located in a FEMA Federally Declared Disaster area due to the impact of Hurricane Sandy on 10/29/2012.  There is no evidence of property damage or an insurance claim being submitted. A skip trace was completed on 06/27/2013 that resulted in no new contact numbers. Loan was previously modified on 04/27/2011.

7664	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment received was on 04/16/2014.  Reason for delinquency is cited as death of family member. There is evidence of prior bankruptcy. Comments on 03/14/2013 indicate a bankruptcy was discharged on XXXXX; however, Case #, Chapter and date filed are not noted. Borrower was able to cure delinquency without loss mitigation assistance.  Comments on 01/15/2014 indicate that the subject property is a rental property.

7665	4/3/2012	5/12/2014	1
It appears that the loan will perform with intervention. The loan is due for 06/01/2014; the last payment was received on 04/24/2014. The reason for default was cited as reduced income per notes dated 03/19/2014. The account is current as of the review date. Delinquency on the account was cured by the borrower without assistance. The loan was modified prior to the review period with an effective date of 03/01/2010 per a permanent comment dated 02/17/2010.

7666	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/15/2014. There is no evidence of delinquency during the review period. There is no evidence of any current loss mitigation activity. The last communication made with the borrower was on 9/9/2013.

7667	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/15/2014. There is no evidence of delinquency during the review period. A validation of debt letter was approved for mailing on 04/04/2012.

7668	4/3/2012	5/12/2014	1		It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment was made on 04/15/2014. There is no evidence of delinquency in the review period.
7669	4/3/2012	5/12/2014	1		It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment was made on 04/16/2014. There is no evidence of delinquency in the review period.
7670	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is next due for 06/01/2014; last payment received was 05/02/2014. Reason for delinquency is unknown. The homeowner was able to cure the most recent delinquency without loss mitigation assistance. There are no indications of damage, tax, or title issues in the commentary provided.

7671	4/3/2012	5/12/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan may perform with intervention.  The loan is due for 06/01/2014; the last payment was received on 05/10/2014.  The loan is current.  RFD cited as income curtailment.  The loan was previously in foreclosure and was referred to legal counsel prior to comments provided.  Authorization for Hope for Home was received on 05/22/2012 and they called to discuss foreclosure and possible loan modification.  Loan modification documents were received on 06/27/2012 and forward for review.  A required payment of $10K was received on 06/30/2012 to be considered for a loan modification; a trial modification was approved on 06/28/2012. Comments indicate the foreclosure was closed and billed due to 11/XX/2012 due to executed modification documents and required down payment received by the servicer. The loan re-defaulted on 09/30/2013 and a demand letters was sent to the borrower on 10/08/2013 and 12/09/2013.  A payment was made on 12/14/2013; however was returned NSF on 12/26/2013.  The loan was brought current on 01/25/2014, became delinquent again on 02/25/2014, and brought current again on 03/06/2014.  No title issues noted.  HOI policy is effective until 12/16/2014.  No property inspection results or updated property values have been provided.  Comments indicate a Cease and Desist letter was received from the borrower on 05/21/2012.

7672	4/3/2012	5/12/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/12/2014. The reason for delinquency was cited as curtailment of income.  The delinquency was cured on 02/05/2014 and the loan has remained current since.  Commentary reflects that the property incurred an unspecified loss in the amount of $1675.1. On 03/12/2014 an insurance claim check in the amount of $1675.10 was endorsed and released to the borrower. There is no evidence of the damages being repaired.

7673	4/3/2012	5/12/2014	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment was received on 04/30/2014.  There is no evidence of delinquency during the review period.  On 04/12/2012 the borrower advised the servicer that pension and social security checks are received at the end of the month and is why payments are made at the end of the month.  The borrower was declined for a loan modification because the account was current and there was no imminent default. Commentary on 10/30/2013 shows an insurance claim for water damage with a date of loss 10/29/2013, amount of loss $7,683.00.  The servicer endorsed the claim check and mailed back to the borrower on 11/04/2013.  No title issues noted.  A BPO dated 03/24/2014 indicates a value of $160,000.

7674	4/3/2012	5/12/2014	3	[3] Currently Delinquent Mortgage
It appears that this loan may perform with intervention. The loan is due for 4/1/2014 with last payment received 3/28/2014. Reason for default was cited as curtailment of business income. The loan is in collection. Comments indicate a modification review was started prior to the review period. The borrower did not qualify for HAMP Tier 1 on 7/30/2012 due to forbearance amount being greater than 30%, and for HAMP Tier 2 due to post mod HTI outside of acceptable guidelines. Comments dated 10/12/2012 indicate the borrower submitted an offer of $18,500.00 for a reduced payoff via fax, but was advised on 1/14/2013 that the investor would not accept this offer, as it was too low. The loan was previously in foreclosure, but was closed and billed due to reinstatement funds in the amount of $22,767.53 were received from the borrower to cure default. The loan subsequently defaulted and was approved for foreclosure on 8/XX/2013. The borrower indicated during communication on 11/6/2013, that source of income was a trust that pays every 6 months. During this communication, the borrower was offered a repayment plan from 11/20/2013 through 4/20/2014, but failed to make payments as agreed. Funds to reinstate, and close and bill foreclosure, were received from the borrower on 11/15/2013, and again on 2/7/2014, but subsequently defaulted. The borrower requested a 1098 on 4/15/2014 and indicated the intent to make a payment arrangement, but has not submitted information since. Last communication with the borrower was 5/6/2014. Skip trace efforts have been unsuccessful.

7675	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 05/01/2014.  Reason for default is cited as curtailment of income.  The borrower was able to cure the delinquency without assistance.

7676	4/3/2012	5/12/2014	2	[2] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan will perform with intervention. The loan is due for 05/01/2014; the last payment was received on 04/15/2014. The reason for default is unemployment per notes dated 02/06/2014. There are no loss mitigation options being actively explored although a HAMP solicitation was sent on 02/19/2013. The borrower wanted the servicer to pay the taxes on parcels XXXXXXXXX and XXXXXXXXX which are for a different property address; and the servicer was unable to verify the parcel number on the account per notes dated 02/28/2014. The homeowner filed an insurance claim for wind damages sustained to the roof on 06/24/2013 per notes dated 08/02/2013. A claim's check in the amount of $4131.17 was released as of 07/31/2013 though there is no evidence of the repairs since being completed. A validation of debt letter was approved for mailing on 04/04/2012.

7677	4/3/2012	5/12/2014	1
It appears that the loan will perform with intervention. The loan is due for 05/01/2014; the last payment was received on 04/15/2014. The reason for default is reduced income per notes dated 12/24/2013. The borrower successfully completed a 6 month repayment plan which was approved on 10/03/2013 for 10/31/2013 - 03/31/2014.  The property is currently occupied by the borrower as per notes on 12/24/2013. A validation of debt letter was approved for mailing on 04/04/2012.

7678	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 05/01/2015; the last payment was received on 03/31/2014. The reason for default is unknown. The account is current as of the review date. No indication that foreclosure was initiated during the review period. A HAMP modification was approved on 07/02/2012 and finalized on 10/29/2012. The HAMP remains in good standing per the pay history dated 04/29/2014.  A validation of debt letter was approved for mailing on 04/04/2012.

7679	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/12/2014.  Reason for default is cited as curtailment of income.  The borrower was able to cure the delinquency without assistance.  Skip tracing efforts are evident. There are 2 HAMP incentive payments that were posted to the account as principal curtailment. The first payment was applied on 12/30/2013 in the amount of $833.33 and the second was applied on 12/28/2012 in the amount of $1000.00.  An escrow analysis was performed on 03/25/2013.

7680	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/30/2014. The reason for default was cited as slow receivables.  Delinquency on the account was cured by the borrower without assistance. The account had been modified on 07/22/2010. A written fee dispute was received on 06/15/2012; and the servicer responded by mailing the fee breakdown and prior lender pay history on 06/20/2012. There is skip tracing noted on the account as of 03/19/2014.

7681	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete [1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 05/05/2014. The reason for default was cited as excessive obligations per notes dated 06/05/2012. The account is current as of the review date. Prior foreclosure proceedings were closed and billed on 06/XX/2012 as the loan was modified. The account had been referred to an attorney prior to the review period. A HAMP modification was finalized on 06/08/2012; and remains in good standing per the pay history dated 04/29/2014. The homeowner disputed the escrow analysis on 01/23/2014. Research revealed that the payments from 07/2012 until 02/12/2014 weren't applied as escrowed. The payments were reversed and reapplied using original effective dates on 02/13/2014.  A validation of debt letter was approved for mailing on 05/03/2012.

7682	4/3/2012	5/12/2014	3	[3] Currently Delinquent Mortgage [2] Mod1 Incomplete
It appears that the loan may perform with intervention.  The loan is due for 04/01/2014; last payment was received 03/29/2014.  Reason for default is cited as curtailment of income.  Last borrower contact was 04/30/2014; the borrower called and promised a payment online in May.  Skip tracing efforts have been performed. No loss mitigation efforts are evident.

7683	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 06/01/2014; last payment was received 04/21/2014. There is no evidence of delinquency during the review period.
7684	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment received was on 04/23/2014.  Reason for default is illness of mortgagor.  The borrower requested loss mitigation efforts on 01/18/2013. The loan was approved for a trial payment period beginning on 02/01/2013 - 04/01/2013. The loan was modified on 07/01/2013 under the HAMP program.  Skip tracing efforts had not been performed.  An exterior BPO had not been performed.

7685	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 6/1/2014; most recent payment received was 5/1/2014.  The loan was modified prior to the review period on 2/4/2010. No evidence of delinquency within the review period. Skip tracing efforts had not been performed.  An exterior BPO had not been performed.

7686	4/3/2012	5/12/2014	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment was received 04/28/2014.  There is no evidence of delinquency.  Payment history prior to June, 2013 is missing.  The borrower is deceased; date of death was 10/09/2007.  Commentary dated 02/04/2011 indicates the loan was modified effective 07/01/2010.  Notes on 09/27/2012 indicate the loan was modified under a government plan.

7687	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is next due for 06/01/2014; most recent payment was received on 05/05/2014.  The reason for delinquency is cited as illness of a family member.  The borrower was approved for a trial payment plan with payments in the amount of $1,322.64 due on 07/01/2012 - 09/01/2012.  All payments were successfully made and the account was modified on 10/01/2012.  A foreclosure action was closed and billed as a result of the modification.  The account re-defaulted on 01/01/2014; however, the borrower cured the delinquency with a triple payment in 03/2014.  On 07/13/2012 the borrower confirmed that the home was owner occupied.  There are no indications of damage, tax or title issues in the commentary provided.

7688	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/23/2014.  The loan was delinquent from April 2013 through January 2014; the delinquency was cured with the application of three payments in February 2014.  Reason for default is cited as curtailment of income.  Last borrower contact was 04/22/2014; the co-borrower called to promise a payment for 04/23/2014.  HAMP assistance was declined 02/27/2014 as default was not imminent and the borrower's housing ratio exceeded the maximum amount for modification.  The loan was declined for MHA assistance 12/20/2013 as the loan was ineligible.  Comments indicate the loan was modified effective 05/01/2010.

7689	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is next due for 06/01/2014; last payment was received on 04/14/2014.  The reason for delinquency is cited as reduced income.  The loan was modified prior to the review period, 03/2012, and has since re-defaulted.  The file was referred to the foreclosure attorney in 11/2012.  The foreclosure was closed and billed on 01/XX/2013 when the borrower reinstated the account with a payment of $13,502.63.  The account fell delinquent again and was referred to the bank attorney in 08/2013.  The borrower again reinstated the account with a payment of $9,483.91 and the foreclosure was closed and billed on 09/XX/2013.  The account has been maintained in a current status since 09/2013.  Skip tracing efforts were performed.  On 10/21/2103 the borrower confirmed that the home is owner occupied.  There are no indications of damage, tax or title issues in the commentary provided.

7690	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/18/2014. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 02/20/2014 and has since kept the loan in good standing. The loan's prior Servicer granted the borrower a loan modification on 12/08/2008; the date the loan first went back into delinquency is unknown. The collection notes reflect evidence of skip tracing efforts.

7692	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/09/2014.  Reason for default is cited as curtailment of income.  The account was previously in foreclosure' referral to bank attorney took place on 12/XX/2012. The FC was closed and billed on 01/XX/2013 due to the borrower reinstating the loan on 01/31/2013. Skip tracing efforts are evident.

7693	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment received was on 04/15/2014.  Reason for delinquency is cited as curtailment of income.  Comments on 07/23/2012 indicate a 4 month repayment plan approval with down payment of $1,204.21 and payments from 07/25/2012 to 10/25/2012.  Comments on 10/25/2012 indicate that the repayment plan was completed.  Comments on 06/30/2012 indicate that the loan was previously declined modification. Comments on 04/30/2012 indicate that the subject property is a rental property.

7694	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears the loan will perform. The loan is next due for 06/01/2014; last payment was received on 05/03/2014. There is no evidence of delinquency during the review period. The Servicer granted the borrower a non-HAMP loan modification on 02/17/2011.

7695	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/10/2014. There is no evidence of delinquency during the review period. The Servicer granted the borrower a non-HAMP loan modification on 04/22/2008.

7696	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 05/10/2014.  The reason for default was cited as curtailment of income. There were two delinquencies during the review period.  The borrower cured both without loss mitigation assistance.  Skip tracing efforts were noted.

7697	4/3/2012	5/12/2014	1
It appears that the loan may perform.  The loan is due for 05/01/2014; the last payment was received on 04/30/2014.  Reason for delinquency was cited as curtailment of income.  The account has been sporadically past due within the review period; the last delinquency was cured on August 23, 2013 the account has remained in good standing.  Comments on 02/19/2013 indicate a forbearance plan was set up on the account. Commentary on 05/06/2013 reflects a certified HAMP letter that was sent to the borrower, was returned unclaimed; no further information was provided.  A skip search was performed on 05/06/2014.  On 02/14/2013 an exterior BPO was ordered; no details were disclosed.  There is no indication of a property inspection conducted within the review period.  There are no indications of any tax or title or damage issues in the commentary provided.

7698	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 06/01/2014; last payment was received on 05/03/2014. There is no evidence of delinquency during the review period. Collection comments dated 04/11/2014 reflect that the borrower is interested in possible short sale (SS) for unspecified reasons. The borrower was advised to put the house on the market and a SS financial package was sent out via email on 04/11/2014.

7699	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment was received on 04/14/2014. There is no evidence of delinquency during the review period.
7700	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 06/01/2014; last payment received was on 05/08/2014. There is no evidence of delinquency during the review period.
7701	4/3/2012	5/12/2014	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/12/2014. There is no evidence of delinquency during the review period. The account was declined for both HAMP and supplemental modifications on 11/18/2013 due to insufficient income. The homeowner was advised of the modification denial on 11/20/2013. Loss mitigation options were discussed. The account was previously modified prior to the review period per notes dated 05/07/2012. The homeowner indicated will be contacting the insurance company in reference to a claim per notes dated 01/02/2014. There were no further details cited during the review period. A property inspection was ordered on 10/23/2013, but there is no indication that it was completed. There is skip tracing noted on the account on 12/14/2013. The validation of debt letter was approved for mailing on 04/04/2012.

7702	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/03/2014. The reason for default was cited as excessive obligations.  Delinquency on the account was cured by the borrower without assistance. The property is currently occupied by the borrower. There is skip tracing noted on the account as of 02/21/2014.

7703	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 06/01/2014 and the last payment made was on 04/25/2014. There was no evidence of delinquency during the review period.
7704	4/3/2012	5/12/2014	3	[3] Missing Mod1	It appears that the loan will perform. The loan is due for 6/1/2014; the last payment received was 5/2/2014. There is no evidence of delinquency during the review period.
7705	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/12/2014. There is no evidence of delinquency during the review period. The Servicer granted the borrower a non-HAMP loan modification on 09/01/2009.

7706	4/3/2012	5/12/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment was received on 04/30/2014. The loan was last delinquent on 06/01/2013; however, the borrower cured the delinquency on 07/31/2013 without loss mitigation efforts. A letter was received from the borrower regarding a non-specific credit dispute on 12/02/2013. Comments indicate a follow up letter was sent tot he borrower to clarify the issue being disputed. The servicer was unable to contact the borrower since 12/05/2013 and no additional disputes or correspondence has been received. No resolution is apparent within the commentary. Skip tracing is evident.

7709	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; last payment received was on 04/10/2014.  Reason for default is unknown.  The borrower cured the account without assistance on 02/19/2014.  There is no evidence of loss mitigation activity.  There is no evidence of any property damage.

7710	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 05/01/2014; last payment was received on 04/29/2014. The reason for default was cited as medical issues. The account was previously delinquent, brought current with HAMP loan modification on 03/01/2013 and subsequently has remained in good standing. The borrower made successful trial payments of $1,391.14 from 012/01/2012 to 02/01/2013. The permanent HAMP modification was finalized on 02/13/2013; effective 03/01/2013. Collection comments dated 02/25/2013 reflect there was an insurance claim filed due to water damage on 11/01/2012. The borrower received a claim check in the amount of $4,022.61 on 02/05/2013 and the claim was resolved with a file complete date of 03/13/2013. The property was reported as owner occupied on 10/15/2012.

7711	4/3/2012	5/12/2014	1		It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/15/2014. There is no evidence of delinquency within the review period.
7712	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 04/01/2014; most recent payment was received on 03/17/2014. There is no evidence of a delinquency during the review period.
7713	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 06/01/2014; the last payment was received on 05/07/2014.  Reason for delinquency was cited as curtailment of income.  The account was delinquent up until January of 2013, where it has remained current up to date.  A HAMP Modification was approved on 01/04/2013.  On 04/13/2012 a BPO was ordered; details were not provided. There is no indication of a property inspection conducted within the review period.  There are no indications of any tax, title or damage issues in the commentary provided.

7714	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment was received on 04/30/2014.  There is no evidence of delinquency within the review period.  Comments indicate the loan was modified prior to the review period.

7715	4/3/2012	5/12/2014	1
It appears the loan will perform. The loan is next due for 04/01/2014; last payment was received on 03/31/2014. There is no evidence of delinquency during the available review period. The Servicer granted the borrower a non-HAMP loan modification on 01/14/2013.

7716	4/3/2012	5/12/2014	1
It appears that the loan may perform.  The loan is due for 05/01/2014; last payment received was on 04/14/2014.  Reason for default is income curtailment.  The loan is current with evidence of previous delinquency.  Borrower cured the account without assistance on 02/18/2014.  There is no evidence of loss mitigation.  There is no evidence of any property damage.

7717	4/3/2012	5/12/2014	3	[3] Missing Mod1
It appears that the loan will perform. The loan is next due for 06/01/2014; most recent payment received was on 05/09/2014.  The reason for default is unknown. The last contact with the borrower was on 04/17/2014.  The borrower was in foreclosure from 09/XX/2012 to 12/XX/2012, when the account was reinstated with a lump sum payment on 12/18/12 of $39,407.63. The most recent delinquency was cured 05/03/14 without assistance. The borrower was declined for a loan modification on 02/27/2013.

7718	4/3/2012	5/12/2014	3	[3] Missing Mod1
It appears that this loan will perform. The loan is due for 5/1/2014 with last payment received 4/9/2014. There is no evidence of delinquency. Comments dated 2/14/2013 indicate the loan was HAMP modified in 11/2012, and has been current since.

7719	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment received was on 04/30/2014.  Reason for default is unknown. The borrower cured the account without assistance on 11/30/2013. A loan modification was approved and completed on 08/01/2012.  There is no evidence of any property damage.

7720	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/11/2014.  There is no evidence of delinquency within the review period. There are 2 HAMP incentive payments that were posted to the account as principal curtailment. The first payment was applied on 03/28/2013 in the amount of $1000.00 and the second was applied on 03/27/2014 in the amount of $1000.00.  Skip tracing efforts are evident.

7721	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is next due for 05/01/2014; last payment received was 04/29/2014. There is no evidence of delinquency within the review period.
7722	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 05/01/2014; last payment received was 04/17/2014. Reason for delinquency is unemployment. There are no indications of clouds on title. The homeowner was able to cure the delinquency without loss mitigation assistance. There is no indication of a BPO value being returned or of damage to the subject property.

7723	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment received was on 04/18/2014. Reason for delinquency was cited as curtailment of income. HAMP incentive payments were applied to the account on 01/28/2013 iao $500 and on 01/30/2014 iao $1000.  There is also evidence of a principal reduction on 02/01/2013 iao $17,503.34.  Loan was previously approved for a  repayment plan on 08/10/2012 from 09/24/2012 to 11/24/2012 and has since been completed. Loan was previously modified on 04/01/2011.

7724	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/08/2014. The reason for default is unknown. A HAMP modification was completed prior to the review period and remains in good standing per pay history dated 03/27/2014. The account has re-defaulted the last delinquency occurred on 12/01/2013; the borrower cured the delinquency without assistance on 01/10/2014 and has since remained current.

7725	4/3/2012	5/12/2014	1
It appears that this loan may perform. The loan is due for 05/01/2014 with the last payment received on 04/25/2014. The reason for default is cited as divorce. The loan was modified in 07/2012. The loan had been in foreclosure with a foreclosure sale scheduled on 06/XX/2012 until the modification was finalized. Several skip trace efforts have been made; the most recent on 03/27/2014. There is no indication of any tax, title or lien issues.

7726	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 07/01/2014; most recent payment was received on 05/05/2014.  Reason for default is cited as curtailment of income.  The loan was modified under the HAMP program on 05/01/2013.  The account was previously in foreclosure; referral to bank attorney took place prior to review period. The FC was closed on 05/XX/2013 due to the loan being modified. The borrower was represented by counsel, XXXXX, XXXXX P.A. at XXX-XXX-XXXX. An escrow analysis was performed on 05/14/2013.

7727	4/3/2012	5/12/2014	1		It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment was received on 04/30/2014. There is no evidence of delinquency during the review period.
7728	4/3/2012	5/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 04/01/2014; most recent payment was received on 04/11/2014. The reason for delinquency was cited as loss of work. The borrower is self-employed. The loan was in foreclosure (FC). The loan was referred to the attorney on 05/XX/2012. The sale date was scheduled for 10/XX/2012 and was postponed due to a HAMP trial plan. The FC was stopped on 05/XX/2013 due to a HAMP modification. The loan fell delinquent again on 10/01/2013 and the borrower was offered a repayment plan on 11/06/2013. The plan was broken on 12/01/2013. Skip tracing is evident.

7729	4/3/2012	5/12/2014	1
It appears that the loan will perform. The loan is due for 07/01/2014; the most recent payment was received on 05/06/2014. Comments indicate the borrower was able to cure prior delinquency without servicer assistance (comments reflect prior RFD was due to the death of a spouse).

7730	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform with intervention. The loan is due for 05/01/2014; the last payment was received on 04/26/2014. The reason for default was cited as reduced income per notes dated 01/23/2014. The account is current as of the review date. Prior foreclosure proceedings were closed and billed on 11/XX/2012 as the loan was modified. The account had been referred to an attorney prior to the review period and no other milestones were indicated in the commentary. Commentary on 10/23/2012 reflects that the account was declined for HAMP. However, a supplemental modification with principal reduction eligibility was approved on 10/23/2012 which finalized on 11/20/2012. The homeowner revealed a new hardship on 03/26/2014; and expressed interest in reapplying for a modification if it wouldn't affect the any pending forgiveness. The servicer investigated and notated the account on 03/27/2014 that the next reduction is scheduled on 04/20/2014. No evidence found this information was relayed or discussed with the borrower since.

7731	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 04/21/2014. The reason for default was payment adjustment per notes dated 01/17/2014. The account is current as of the review date. Delinquency on the account was cured by the borrower without assistance. Comments on 11/08/2012 indicate the subject property may be located in a FEMA disaster area possibly impacted by Hurricane Sandy; no damages were reported

7732	4/3/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/30/2014. The reason for default is unknown. The account is current as of the review date. Delinquency on the account was cured by the borrower without assistance. The account was HAMP modified prior to the review period and the HAMP remains in good standing per the pay history dated 04/29/2014. D2 There is skip tracing noted on the account on 05/06/2014. No customer contact was indicated during the review period.

7733	4/3/2012	5/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform. The loan is next due for 04/01/2014; the most recent payment received was on 04/30/2014. The reason for default is cited as excessive obligations. The loan is delinquent however, the commentary dated 04/18/2014 reflects a pending draft scheduled for 05/31/2014 in the amount of $3,476.56 to bring the loan current. No active loss mitigation efforts are evident. Limited contact has been established with the borrower. Skip trace efforts have been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

7734	4/3/2012	5/12/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 05/06/2014.  Reason for delinquency is unknown. There are no active loss mitigation efforts being pursued at this time.  The loan was modified with the HAMP program on 07/01/2012 and has re-defaulted. There is evidence of a previous Chapter 7 bankruptcy (case#XX-XXXXX) that was discharged on XXXXX. An escrow analysis was performed on 10/25/2012. No updated property value has been given.  There is no evidence of any tax issues, title issues or property damage mentioned in the commentary provided.

8133	3/1/2012	2/6/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/17/2014. The reason for default is cited as medical bills. The loan was brought current through a one month extension on 01/22/2014 and has remained in good standings since. The borrower has been in consistent contact with the servicer. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

8134	3/1/2012	2/6/2014	3	[3] Currently Delinquent Mortgage [3] MI Not Being Paid As Required
It appears that the loan may perform with intervention. The loan is next due for 01/01/2014; the most recent payment received was on 01/28/2014. The reason for default is unknown. The loan is currently in collections with no evidence of foreclosure activity. No active loss mitigation efforts are evident. No contact has been established with the borrower. Skip trace efforts have been completed on 08/21/2013. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

8135	3/1/2012	2/6/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/09/14. No evidence of delinquency noted within the review period.
8136	3/1/2012	2/6/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform. The loan is due for 01/01/14; most recent payment was received on 01/02/14. Reason for default is cited as curtailment of income. There is no evidence of any loss mitigation efforts at this time.

8137	3/1/2012	2/6/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 11/16/2013.  The loan was delinquent from March through December of 2013.  Reason for default is cited as curtailment of income; the borrower had his income reduced.  The borrower completed a 3-month trial modification on 10/28/2013.  The loan was modified effective 01/03/2014.  Last borrower contact was 02/03/2014; the borrower called to request paper billing statements.

8138	3/1/2012	2/6/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 1/2/2014. There is no evidence of delinquency during the review period. There is no current loss mitigation activity. The last communication with the borrower was on 1/20/2014. Skip trace activities performed in 8/2013 did not provide any updated contact information.

8139	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 02/03/2014.  The loan was delinquent the past three months; the borrower cured the delinquency without intervention.  Reason for default is cited as curtailment of income.  Last borrower contact was 06/20/2013; the borrower called to update her mailing address as she was having trouble with the online account.

8140	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/03/2014. The reason for default was unemployment. The account fell into delinquency in May of 2013, and was cured by the borrower without assistance on 10/10/2013. The borrower stated on 07/17/2013 he started working a better job and would be bringing the account current on his own.

8141	3/1/2012	2/6/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/23/2014.  There is no evidence of delinquency.  Last borrower contact was 12/12/2013; the borrower called for assistance logging onto the website.

8142	3/1/2012	2/6/2014	1
It appears the loan will perform. The loan is due for 02/01/2014. The most recent payment was received on 01/21/2014. The reason for delinquency was cited as curtailment of income. On 01/17/2014, the borrower was approved for a 1 month extension. There is no evidence of tax or title issues.

8143	3/1/2012	2/6/2014	3	[3] MI Not Being Paid As Required
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/06/2014. There is no evidence of delinquency during the review period. No evidence of MI disbursement.

9269	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/13/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 11/29/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9270	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/24/2013. There is no evidence of delinquency.
9271	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/2014; last payment was received on 02/05/2014. Reason for default is the illness of the primary borrower. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period

9272	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/03/2014.  RFD was cited as curtailment of income.  A repayment plan approved on 04/19/2013 and was broken on 08/08/2013.  The loan was modified on 10/30/2013.  The loan re-defaulted on 02/01/2014 and was brought current on 02/03/2014 without the use of loss mitigation efforts.  The property inspection performed on 08/18/2013.

9273	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/07/2014. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 11/18/2013; the borrower's payment history reflects no further evidence of delinquency.

9274	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 01/31/2013. There is no evidence of delinquency.
9275	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 3/1/2014; most recent payment received was 2/12/2014.  There is evidence of delinquency and the borrower was able to bring current without assistance.

9276	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/15/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 12/16/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9277	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/06/2014. There is no evidence of delinquency during the review period.
9278	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/24/2014. There is no evidence of delinquency during the review period.
9279	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/10/2014. No evidence of delinquency.
9280	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/16/2014. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 11/21/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9281	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that this loan will perform with intervention.  The loan is next due for 02/01/2014; the most recent payment received was on 02/03/2014.  The reason for default is cited as curtailment of income.  Comments dated 04/10/2013 reported the borrower was approved for a 3 month repayment plan (RPP) for a total due IAO $4,442.91 to end on 06/25/2013.  Comments dated 06/24/2013 reported "plan kept."  Comments dated 03/06/2013 reported a written cease and desist was received from the borrower advising the new point of contact. No evidence the Cease and Desist has been removed.

9282	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 01/01/2014; most recent payment was received on 12/04/2013. Reason for default is unknown. The loan is in collections. There is no evidence of loss mitigation efforts.

9283	3/1/2012	2/14/2014	1
It appears that this loan will perform with intervention.  The loan is next due for 03/01/2014; the most recent payment received was on 02/04/2014.  The reason for default is cited as curtailment of income.  Commentary range dated 10/01/2013 - 10/03/2013 reported per XXXXXXX, the flood zone is "X"; flood bucket removed; payment was adjusted and $73.50 was refunded to the borrower for flood premium collected.  Commentary reflects the borrower was approved for a modification with an effective date prior to the review period.  There has been limited contact with the borrower despite multiple attempts.

9284	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/14/2014.  RFD was cited as curtailment of income. Comments dated 07/12/2013 reflect the account was brought current through a completed repayment plan that was reset on 01/02/2013 after a previously repayment plan was broken. Relief was granted on 11/02/2010 for case number XX-XXXXX; no addition information was provided.

9286	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; the last payment was received on 01/03/2014. The reason for default is cited as curtailment of income. The borrower stated on 02/13/2014 a payment would be made by the end of the month to bring the account current; the borrower also stated they would call back to discuss loss mitigation options.

9287	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/15/2014. Reason for delinquency is unknown. The borrower was able to cure the prior delinquencies on the account without loss mitigation assistance.

9288	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment received 01/23/2014. There is no evidence of delinquency within the review period.
9289	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/16/2014. There is no evidence of delinquency during the review period.
9290	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The account is due for 1/1/2014, with the last payment received on 1/2/14.  The reason for default was initially cited as borrower illness (borrower stated she was burned bad which caused her to miss work). Comments reflect several demand letters have been sent  with the most recent noted n 7/15/13. Last borrower contact was on 9/11/13. No recent loss mitigation activity noted.

9291	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan will perform with intervention.  The loan is due for 02/01/2014; the last payment was received on 01/28/2014.  The loan is current.  RFD cited as non-performing rental.  The loan was referred to foreclosure, where the Notice of Default was completed on 02/042013.  Noted on 03/06/2013, borrower indicated that she wants to keep the property and reinstate loan, borrower was asked how she will pay on the repayment plan if reinstated and she advised she will be increasing the rent and family will help her pay repayment plan to be able to keep the property.  Per note on 04/23/2013, borrower has been offered a partial reinstatement, modification in 2011, Deed-In-Lieu, and Short Sale.  Per commentary on 05/16/2013 an authorized 3rd party with XXXXX XXXXXX was advised that a modification was not an option as the borrower's financials are a deficit, the loan was already modified in 2011, and interest rate is now at 3.0%, and was given a reinstatement amount of $13,281.86.  The foreclosure was set for 06/XX/2013 and was rescheduled to 07/XX/2013 to allow additional time for reinstatement.  The loan was reinstated and the foreclosure was closed on 06/XX/2013.  Per commentary on 06/05/2013 a cease and desist was received and updated on the account.  There is mention of HOA lien on 02/26/2013 for dues of $600.00 owed, but no notation of them being paid.  Lender placed hazard insurance was paid IAO $2027.00 on 07/23/2013.  A value of $170,000.00 was noted on 05/21/2013 with no property condition indicated.

9292	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 01/31/2014. There is no evidence of delinquency during the review period. Commentary on 03/19/2013 indicates that the loan has been modified prior to the review period.

9293	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 2/1/2014, with the last payment received on 1/21/14.  The reason for default is income curtailment.  The account was modified on 7/3/13 advancing due date from 4/1/13 to 8/1/13.  The last attempt at borrower contact was on 2/12/14.  The account defaulted after modification on 11/1/13 but the account was brought current on 12/9/13 with no further delinquency.

9294	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is next due for 02/01/2014; last payment received 02/10/2014.  The reason for delinquency was cited as unemployment.  Last contact with the borrower was on 02/12/2014 at which time the borrower was inquiring about the next due date.  T

9295	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/15/2014. Reason for default is loss of income. The Servicer granted the borrower a permanent loan modification on 11/06/2013; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney on 08/XX/2013; the subject loan was reinstated and foreclosure proceedings were closed and billed on 11/XX/2013.

9296	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment received 01/23/2014. There is no evidence of delinquency within the review period.
9297	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 2/1/2014; most recent payment received was 2/12/2014. The loan was modified prior to the review period.
9298	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/03/2014. There is no evidence of delinquency.
9299	3/1/2012	2/14/2014	1
It appears that this loan will perform with intervention.  The loan is next due for 02/01/2014; the most recent payment received was on 02/03/2014.  The reason for default is unknown. Commentary reflects additional collateral was added to the account. A subordination agreement securing a 2nd mortgage was executed on 09/23/2013 for a property located at: XX XXXXXX XXXX, XXXXX, XX. No further details were provided.

9300	3/1/2012	2/6/2014	1		It appears that the loan will perform. The loan is due for 2/1/2014 with last payment received on 1/16/2014. There is no evidence of delinquency.
9301	3/1/2012	2/6/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received on 01/31/2014. A payment was returned on 07/24/2013, for non sufficient funds.  The reason for default was cited as excessive obligations. The account has remained in good standing, with the exception of (1) 30 day late on 06/01/2013.

9302	3/1/2012	2/6/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 12/1/2013 with the most recent payment received on 11/4/2013. The reason for default was cited as curtailment of income. Loss mitigation is considering the account for retention options, pending requested documentation from the borrower. The last communication was made with an authorized third party on 2/5/2014. No skip trace activities performed during the review period.

9303	3/1/2012	2/6/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/27/2014. There is no evidence of delinquency.
9304	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; the last payment was received on 01/13/2014. The prior delinquency was resolved via a modification which was approved on 09/11/2013; the due date was adjusted to 11/01/2013, the term was extended out to 360 months with a payment in the amount of 450.52 and the interest rate at 4.5%. The loan has since remained current.

9305	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/07/2014. Reason for default is unknown. The Servicer granted the borrower a permanent loan modification on 04/30/2013; the borrower's payment history reflects no further evidence of delinquency.

9306	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 01/01/2014; most recent payment was received on 01/07/2014. Reason for default is unknown. The loan is in collections. Comments on 09/18/2013 indicate loss mitigation assistance was denied due to the request not being a hardship; a refinancing was also denied due to the borrower not qualifying.

9307	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 3/1/2014; most recent payment received was 1/31/2014.  Reason for default is curtailment of income. The comments on 4/2/2013 indicate the borrower has entered into a repayment plan for 4 payments to be completed by 8/10/2013. The account was brought current on 05/06/2013 and has remained in good standing.

9308	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/2014; last payment was received on 02/03/2014. Reason for default is excessive obligations. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9309	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/31/2014. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 01/31/2014; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9310	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 3/1/2013; most recent payment received was 2/3/2014. The loan was modified prior to the review period. No evidence of delinquency within the review period.

9311	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014 and the last payment made was on 01/24/2014.  Collection comments did not cite a reason for default.  The loan is currently 30 days delinquent with no evidence of loss mitigation activity at this time.  The borrower has inquired about a potential loan modification however no actions have been taken at this time.

9312	3/1/2012	2/14/2014	1
It appears that this loan may perform. The loan is due for 02/01/2014 with the last payment received on 01/07/2014. There was an NSF payment in 12/2013 that was paid with the payment of 01/07/2014. The reason for default is cited as overextension. The borrower had requested modification in 02/2013. The modification was approved on 08/13/2013 with the initial payment due on 10/01/2013.  The initial payment date was moved to 11/01/2013 due to issues with the modification setup. There is no reference to any tax, title or lien issues.

9313	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 1/22/2014. The reason for default is unknown. The account has been current since 9/23/2013. There is no current loss mitigation activity. The last communication made with the borrower was on 9/23/2013.

9314	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment received was on 02/06/2014. There is no evidence of delinquency.
9315	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage [2] Mod1 Incomplete
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014; most recent payment received was on 12/31/2013.  Reason for default was cited as excessive obligation.  No loss mitigation options are actively being explored by the borrower.  The account was previously granted a one year extension of interest only payments effective 08/2013.

9316	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 02/10/2014. There was no evidence of delinquency during the review period.
9317	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; the most recent payment was received on 02/06/2014. There was no evidence of delinquency during the review period.
9318	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/07/2014. There is no evidence of delinquency during the review period.
9319	3/1/2012	2/14/2014	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 2/6/2014. The reason for default was cited as an illness in the family. The borrower brought the account current on 2/6/2014. The borrower filed chapter 7 Bankruptcy on XXXXX, case #XX-XXXXX; discharged without reaffirmation on XXXXX. The commentary indicated the loan was approved for a modification prior to the review period. Commentary on 5/9/2013 indicated the borrower received a repayment program for 4 payments totaling $2344.31, ending on 8/15/2013. Commentary on 10/8/2013 refers to a credit dispute being researched; there was no indication the matter has been resolved. Comments on 2/4/2014 indicated that PMI has been waived, requirements have been met; and the loan payment will be reduced. The last communication with the borrower was on 8/19/2013. No skip trace activities performed during the review period.

9320	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention. The loan is due for 02/01/2014; most recent payment was received 02/03/2014. The reason for default is unknown.  The borrower brought the account current on 04/30/2013 and 07/29/2013 but  the account has since re-defaulted.

9321	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/31/14.  Reason for default is cited as borrower illness. The borrower was able to cure the delinquency without assistance.

9322	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/05/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 01/10/2014; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9323	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 01/13/2014. The reason for default was cited as reduced income per notes dated 03/28/2013.  Delinquency was cured in May of 2013 as the loan was modified; and the account has remained current since. The pay history on 06/12/2013 reflects previous foreclosure and bankruptcy activity prior to the review period. A non-HAMP modification was completed on 05/24/2013 which lowered the interest rate to 3% with a 10/1 ARM and extended the term back out to 360 months with a rate cap of 6% per notes dated 05/03/2013. The property is currently occupied by the borrower as per notes on 03/28/2013.

9324	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 01/09/2014. There is no evidence of delinquency during the review period.
9325	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented
It appears the loan will perform with intervention. The loan is due for 01/01/2014; the most recent payment was received on 12/18/2013. The reason for delinquency was cited as curtailment of income. The borrower has advised that the payments would be made on 02/14/2014. Comments dated 01/24/2014 reflect that the co-borrower is deceased. There is no evidence of currant loss mitigation efforts.

9326	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 12/01/2013; the most recent payment was received on 11/15/2013. The reason for delinquency is unknown. The last contact was made on 10/24/2013. There is no evidence of current loss mitigation efforts.

9327	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/03/2014. There is no evidence of delinquency during the review period.
9328	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; the last payment was received on 01/15/2014.  There is no evidence of delinquency within the review period.  A modification was completed prior to the review period on 05/23/2012 where the RFD was cited as income curtailment.  No title issues noted.  HOI IAO $1156.00 was paid on 05/20/2013, city taxes IAO $263.62, and county taxes IAO $350.98 were paid on 10/15/2013 via escrow funds.  No property inspection results or updated property values have been provided.

9329	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/2014; last payment was received on 02/07/2014. Reason for default is excessive obligations. The account is in collections. On 01/15/2014, the Servicer placed the borrower in a 6 month repayment plan, scheduled from 02/03/2014 to 07/03/2014; as of the collection notes' cutoff date, the borrower's repayment plan remains on target. The Servicer granted the borrower a loan modification prior to the review period which the borrower re-defaulted on as of 01/01/2014.

9330	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 2/1/2014; most recent payment received was 1/24/2014.  The loan was modified prior to the review period. No evidence of delinquency within the review period.

9331	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/03/2014. Reason for default is unknown. The Servicer granted the borrower a permanent loan modification on 08/02/2013; the borrower's payment history reflects no further evidence of delinquency.

9332	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/15/2014. There is no evidence of delinquency.
9333	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 02/04/2014. Reason for default is unknown. The Servicer granted the borrower a permanent loan modification on 03/26/2013; the borrower's payment history reflects the loan went back into delinquency on 10/01/2013. The borrower has not requested any further loss mitigation assistance and there are no workout plans currently in process. The borrower filed a chapter 13 bankruptcy, case number XX-XXXXX, prior to the review period which was discharged on XXXXX.

9334	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/04/2014. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 08/05/2013; the borrower's payment history reflects no further evidence of delinquency. The Servicer granted the borrower a permanent loan modification which the borrower re-defaulted on prior to the review period. The most recent BPO, taken on 05/20/13, reflects the subject property is currently valued at $300,000.  The borrower filed a chapter 7 bankrupty, case number XX-XXXXX, which was discharged prior to the review period.

9335	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 12/30/2013.  No evidence of delinquency.  The pay history reflects monthly MI payments are still being paid.

9336	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/07/2014. No evidence of delinquency. The pay history reflects the MI payments have lapsed.
9337	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/24/2014. There is no evidence of delinquency. There was a question from the homeowner as to the validity of credit reporting that was cleared 11/22/2013.

9338	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/1/2014.  The last payment received was on 02/03/2014.  RFD is unknown.  Borrower contact is minimal.  The prior delinquencies were cured without the use of loss mitigation efforts.

9339	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan may perform with intervention. The loan is due for 01/01/2014; the last payment received was 01/22/2014. The reason for default was cited as curtailment of income. The borrower has declined loss mitigation efforts and intends to bring the account current on their own. The borrower called in on 01/17/2014 requesting a letter to be sent to their bank so they can receive an advance on their 401K to bring the account current. The letter requested by the borrower was sent out on 01/22/2014. Commentary on 01/31/2014 reflects an insurance claim had been filed due to hail damage to the roof back in March. The repairs to the roof are currently in  process; no further details were provided.

9340	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/12/2014. There is no evidence of delinquency.
9341	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 01/01/2014; the most recent payment was received on 01/29/2014. The reason for delinquency was cited as excessive obligation. The last contact was made on 01/22/2014. There is no evidence of current loss mitigation efforts.

9342	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/11/2014.  No evidence of delinquency.  The borrower filed a Chapter 7 that was discharged without reaffirmation; no additional information was provided.

9343	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan may perform with intervention.  The loan is due for 01/01/2014; last payment was received on 02/03/2014.  Reason for delinquency was cited as excessive obligations.  Collection comments on 04/01/2013 indicate a Modification was approved with next payment due of 06/01/2013. The loan re-defaulted 3 times after the Modification. No loss mitigation efforts are evident.

9344	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 12/01/2013; the most recent payment received was on 11/25/2013. The reason for default is unknown. The loan is currently in collections with no evidence of foreclosure activity. No active loss mitigation efforts are evident. Limited contact has been established with the borrower. Skip trace efforts have not been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

9345	3/1/2012	2/14/2014	1
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/05/2014.  There is no evidence of a delinquency during the review period.  Payment history reflects mortgage insurance is still being paid.

9346	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/10/2014.  RFD is unknown.  The borrower was approved for a repayment plan prior to the review period that brought the account current on 10/31/2013.

9347	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014; most recent payment received was on 01/31/2014.  Reason for default was cited as curtailment of income.  No active loss mitigation efforts are evident though the borrower discussed a potential repayment plan on 01/31/2014.  A repayment plan offer was sent to the borrower on 02/11/2014 for 7 payments totaling $24,374.84 ending 08/25/2014; no indication of borrower acceptance.  The last contact from the borrower was 02/11/2014 to advise will make a payment on 02/28/2014.

9348	3/1/2012	2/14/2014	1
It appears the loan may perform with intervention.   The loan is due for 02/01/2014; last payment was received on 01/31/2014. Reason for this delinquency was cited as unemployment.  Collection comments on 08/02/2013 indicate the borrower has rental income.  There is no indication of any loss mitigation.

9349	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; last payment was received 01/31/2014.  There is no evidence of delinquency.  Last borrower contact was 03/28/2013; the co-borrower called to state the borrower was ill and future payments may be affected due to the increased medical expenses.

9350	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/03/2014. There is no evidence of delinquency.
9351	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; with the last payment received on 01/15/2014. There is no evidence of delinquency.
9352	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 1/13/2014. There is no evidence of delinquency during the review period. There is no current loss mitigation activity. There was no communication with the borrower or skip trace activities performed during the review period.

9353	3/1/2012	2/14/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform with intervention.  The loan is due for 02/01/2014; the last payment was received on 01/23/2014.  The loan is current; however there is a history of slow payments.  A credit bureau dispute was received on 10/28/2013. On 11/22/2013 a letter was prepared after review of the payment history of the loan that reflected several delinquent payments and no changes would be submitted to the credit previously reported.  Last borrower contact was on 03/18/2013 where borrower called in to inquire about yearend tax and interest statements. City taxes IAO $2300.87 paid on 01/16/2014. No property inspection results or updated property values have been provided.

9354	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/07/2014. The last payment received was on 02/07/2014. No evidence of delinquency.
9355	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/21/2014. Reason for default is unknown.  The loan was delinquent in July and August of 2013; the borrower cured the delinquency without intervention. Last borrower contact was 01/08/2014; the borrower promised a payment the following week.

9356	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/10/2014.  No evidence of delinquency.  The loan was approved for an Interest Only extension that was completed on 06/20/2013.

9357	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/03/2014. No evidence of delinquency.
9358	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment received was on 02/03/2014. There is no evidence of delinquency.
9359	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/30/14.  Reason for default is cited as curtailment of income. The loan was modified on 10/24/13 and has remained current.

9360	3/1/2012	2/14/2014	1
It appears that this loan will perform with intervention. The account is due for 2/1/2014, with the last payment received on 12/31/13.  The reason for default is loss of income.  The borrower was granted a 36 month Interest only payment modification on 8/8/13 lowering I/O payment from $596.97 to $572.09.   The loan was previously reported in default and the account was brought current on 8/27/13 with no further delinquency reported.

9361	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; last payment received was on 02/03/2014.  Reason for default is income curtailment.  The loan was previously in collections with no foreclosure activity.  The loan was cured due to a loan modification.  The loan modification was approved and completed on 10/11/2013 with an effective first payment due date of 11/01/2013.

9362	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was on 01/16/2014. There is no evidence of the loan being delinquent during this review. The mortgage insurance is still being paid.

9363	3/1/2012	2/14/2014	1
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/12/2014.  The reason for default is unknown.  Payment history reflects the borrower was able to cure the prior delinquencies without assistance.  Commentary reflects the borrower was approved for a modification with an effective date prior to the review period.

9364	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/14; most recent payment was received on 02/03/14. There is no evidence of delinquency within the review period.
9365	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform.  The loan is next due for 01/01/2013; last payment received 01/15/2013.  The reason for delinquency was cited as reduced income. The last payment of $300 on 01/15/2014 was placed in suspense due to an escrow shortage of $21.65.  The borrower stated on 01/27/2014 she was not aware the payment had increased and would try to pay the difference by 01/31/2014. The borrower was able to cure prior delinquencies within the review period without assistance.

9366	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears the loan will perform. The loan is due for 03/01/2014; the most recent payment was received on 02/03/2014. There was no evidence of delinquency during the review period.
9367	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 1/01/2014; the most recent payment received was on 1/07/2014.  The account is currently in collections. The reason for delinquency is excessive obligations. The borrower filed a previous chapter 13 bankruptcy, (case number XX-XXXXX), the filing date is unknown, and the case was discharged on XXXXX. No loss mitigation efforts are evident. The account was modified just prior to the review period.

9368	3/1/2012	2/14/2014	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
It appears that the loan will perform.  The loan is due for 3/1/2014; most recent payment received was 1/31/2014. The loan was modified prior to the review period.  The comments on 6/4/2013 indicate insurance claim made for date of loss 8/25/2012 due to windstorm; also another claim date of loss 5/3/2013 both with American Security; no further information provided for either claim.

9369	3/1/2012	2/14/2014	1
It appears that this loan may perform. The loan is due for 02/01/2014 with the last payment received on 01/31/2014. The reason for default is cited as family illness. There have been no specific loss mitigation efforts referenced during the review period. There is no indication of any tax, title or lien issues.

9370	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 02/01/2014; last payment received was on 01/16/2014. There is no evidence of delinquency during the review period.
9371	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; last payment was received 02/07/2014.  The loan was delinquent from March through September of 2013; the borrower cured the delinquency without intervention.  Reason for default is cited as curtailment of income.  Last borrower contact was 10/18/2013; the borrower called with payment questions.  Skip tracing efforts have been performed.

9372	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/14; most recent payment was received on 02/03/14.  Reason for default is unknown. The borrower was able to cure the delinquency without assistance.

9373	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/04/2014. There is no evidence of delinquency during the review period.
9374	3/1/2012	2/14/2014	1
It appears that the loan may perform with intervention.  The loan is due for 2/1/2014; most recent payment received was 2/10/2014.  Reason for default is excessive obligations. The loan was modified prior to the review period. The comments on 9/19/2013 indicate the borrower was approved for a 4 month repayment plan; and an additional 6 months added to the existing plan on 11/25/2013; to be completed on 6/15/2014.

9375	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; the most recent payment was received on 02/03/2014. There is no evidence of delinquency.
9376	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 04/01/2014; last payment received 02/03/2014. There is no evidence of delinquency within the review period.
9377	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 2/1/2014; most recent payment received was 1/16/2014.  Reason for default is curtailment of income.  The loan was modified prior to the review period. The comments on 7/2/2013 reflect the borrower was approved for a 6 month repayment plan to be completed by 12/2013; currently being paid as scheduled. The borrower attempted other repayment plans that broke due to non payment.

9378	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 1/01/2014; the most recent payment received was on 12/30/2013.  The account is in collections. The reason for delinquency is curtailment of income. There have been no loss mitigation efforts pursued by the borrower during the review period, a solicitation letter was sent to the borrower on 5/06/2013, and there has been no response.

9379	3/1/2012	2/14/2014	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment received was on 01/31/2014.  Reason for default is income curtailment.  The loan was previously in collections with no foreclosure activity.  The borrower cured the account without assistance on 04/30/2013.  There is no evidence of loss mitigation activity.  Comments beginning 10/04/2013 state the borrower disputed all dates reported to the credit bureau.  The dispute was also mentioned on 11/02/2013 and 01/17/2014; however, the most recent comment on 01/17/2014 states the dates are accurate and dispute appears to be resolved.

9380	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 02/10/2014. The reason for default in unknown. The delinquency was resolved without assistance.

9381	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 02/05/2014. The reason for default is unknown.  The servicer has been unable to establish contact with the borrower.  The borrower made the January 2014 payment on 02/05/2014. There is no other delinquency within the review period.

9382	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/23/2014. There is no evidence of delinquency during the review period.
9383	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention.  The loan is next due for 02/01/2014; most recent payment received was on 02/03/2014.  Reason for default was cited as excessive medical obligations.  The account was granted a 4 month repayment plan on 12/12/2013 which the borrower is actively paying on.  No terms of the repayment plan were provided.

9384	3/1/2012	2/14/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform.. The loan is due for 02/01/2014; the most recent payment was received on 01/29/2014. RFD is unknown. The loan was modified on 03/16/2012 with term extended and has re-defaulted. Commentary dated 01/15/2014 indicates that there was a credit dispute; notes reflect that a letter was sent to the borrower on 07/24/2013 explaining that the information was accurate as reported.

9385	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; the most recent payment was received on 02/11/2014. There is no evidence of delinquency.
9386	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; the most recent payment was received on 01/31/2014. The reason for delinquency was cited as excessive obligations. On 06/10/2013, the borrower was placed on a 6 month repayment plan; effective 06/25/2013 through 11/25/2013. The plan was completed on 10/30/2013 and the loan has remained current since.

9387	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; the most recent payment was received on 02/03/2014. There was no evidence of delinquency during the review period.
9388	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/16/2014. There is no evidence of delinquency.
9389	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/27/2014. Reason for default was excessive obligations. The loan was brought current when a modification was completed on 05/28/2013; loan has remained in good standing since that time.

9390	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 12/01/2013; most recent payment was received on 12/10/2013. The RFD is cited as curtailment of income. The pay history indicated the mortgage insurance is still being paid. The last contact with the borrower was established on 01/24/2014 at which time the borrower stated a payment would be made by the end of the month. The pay history and comments indicated the promise to pay was broken. A repayment plan was previously set up on 07/12/2013 that was scheduled to end on 10/13/2013. The notes on 10/16/2013 stated the plan was kept. A property inspection was completed on 02/03/2014.

9391	3/1/2012	2/14/2014	1
It appears that this loan will perform. The loan is next due for 03/01/2014: most recent payment received was on 02/07/2014. The reason for default is reduced income. The last contact with borrower was on 08/20/2013. The account fell into delinquency on May of 2013, and was cured by the borrower without assistance on 08/20/2013. There is no further evidence of delinquency during the review period.

9392	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/27/14.  Reason for default is unknown. The borrower was able to cure the delinquency without assistance.

9393	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; the last payment was received on 02/06/2014. The reason for delinquency is unknown. The account is currently in collections. No customer contact was indicated during the review period.

9394	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; the last payment was received on 02/10/2014.On 04/12/2013 the loan was approved for a repayment plan; the plan was broken on 11/01/2013.

9395	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; the last payment received was on 02/10/2014. There is no evidence of the loan being delinquent during this review.
9396	3/1/2012	2/14/2014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears the loan will  perform.  The loan is due for 02/01/2014; last payment was received on 01/16/2014.  There is no evidence of delinquency.   Collection comments on 09/10/2013 indicate the co-borrower has been deceased for 2 years.

9397	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; the last payment was received on 02/10/2014. RFD was cited as income curtailment. Borrower was approved for a short sale prior to the review period on 10/24/2012; however borrower requested the short sale be cancelled on 12/03/2012 as she wants to keep the property. The borrower was able to bring the account current without assistance and the loan has remained current since the 04/01/2013 payment.  Commentary on 07/17/2013 states the property may have been located in a  disaster area, with no further information provided and no mention of damages. No property inspection results or updated property values have been provided.

9398	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 2/01/2014; the most recent payment received was on 1/10/2014. There is no evidence of delinquency during the review period.
9399	3/1/2012	2/14/2014	1
It appears the loan will perform.   The loan is due for 03/01/2014; last payment was received on 02/12/2014. The only evidence of delinquency was in March of 2013. Reason for delinquency is unknown.   Collection comments on   05/29/2013 indicate the loan was approved for a Modification effective 07/01/2013.   The loan has remained current after it was modified.

9400	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is next due for 02/01/2014; last payment received 02/04/2014.  The reason for delinquency was cited as tenant difficulties.   Commentary on 07/25/2013 indicates the borrower was in the process of evicting the tenants.  It is unclear if the property was occupied or vacant at the time of review.  Last contact with the borrower was on 02/04/2014 at which time the 01/01/2014 payment was made.  There comment does not reflect arrangements for the 02/01/2014 payment due.

9401	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/08/2014. There is no evidence of delinquency during the review period.
9402	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/7/2014. There is evidence of delinquency during the review period; the account was brought current on 2/7/2014. The reason for default was cited as curtailment of income. There is no current loss mitigation activity; commentary on 8/16/2013 indicated the loan was approved for a modification with an effective date of 10/1/2013. The last communication made with the borrower was on 1/21/2014. No skip trace activities performed during the review period.

9403	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was on 01/14/2014. There is no evidence of the loan being delinquent during this review.
9404	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received 02/07/2014. The reason for default cited was curtailment of income.  A modification was approved on 06/27/2013 with next payment due on 09/01/2013 with interest rate at 5 % fixed with term extended back out to 360 months.  The due date was advanced from 04/01/2013 to 09/01/2013 on 07/12/2013. Servicer indicates on 08/02/2013 the property is valued at $49,326.

9405	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/03/2014. Reason for delinquency was cited as curtailment of income. The loan was recently modified effective with the 11/01/2013 payment and the account has since remained in good standing. The modification was approved on 08/28/2013 lowering the interest rate to a fixed 5% with term extended back out to 360 months. The signed modification agreement was received from the borrower on 09/17/2013 and modification was completed on 09/19/2013. Two prior misapplications by the Servicer were corrected on 07/16/2013 and 02/27/2013.

9406	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 03/01/2014; the last payment received was on 02/07/2014. There is no evidence of the loan being delinquent during this review.
9407	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 02/03/2014. The reason for delinquency is unknown. The borrower was able to cure the delinquency on the account without assistance. The loan was previously brought current through a modification. The commentary dated 05/20/2013 indicates that the loan was modified, advancing the due date from 12/01/2012 to 07/01/2013.

9408	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; last payment was received 02/07/2014.  The loan was delinquent for seven of the past twelve months; the borrower cured the delinquency without intervention.  Reason for default is unknown.  Last borrower contact was 10/25/2013; the borrower called to promise a monthly payment.

9409	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; the most recent payment was received on 01/16/2014. The reason for delinquency is unknown. The delinquency was cured on 08/14/2013 and the loan has remained current since.

9410	3/1/2012	2/14/2014	1
It appears that this loan will perform. The loan is next due for 03/01/2014: most recent payment received was on 02/07/2014. The reason for default is unknown. There has been no contact with borrower during the review period.  The account fell into delinquency on October of 2013, and was cured by the borrower without assistance on 11/08/2013. There is no further evidence of delinquency during the review period.

9411	3/1/2012	2/14/2014	1
It appears that the loan may perform with intervention.  The loan is due for 02/01/2014; last payment received was on 02/04/2014.  Reason for default is unknown.  The loan is currently in collections.  There is no evidence of loss mitigation activity.

9412	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. The RFD is unknown. There is no evidence of any loss mitigation activity due to no borrower contact. The last attempt to contact the borrower was made on 01/31/2014.

9413	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/16/2014. The reason for default was reduction of hours at work. The borrower was able to bring loan current on 12/16/2013 and has maintained the account in good standing. The borrower has authorized XXXXX XXXXXXXX on the account.

9414	3/1/2012	2/14/2014	1
It appears that the loan may perform with intervention.  The loan is next due for 02/01/2014; most recent payment received was on 02/03/2014.  Reason for default is unknown.  The account was previously modified 03/06/2013 which the borrower defaulted on; first re-default date was 06/01/2013.  No further loss mitigation efforts are evident.  Last contact from the borrower was 04/11/2013 to discuss a billing statement they received.

9415	3/1/2012	2/14/2014	1
It appears that the loan may perform.  The loan is next due for 02/01/2014; most recent payment received was on 02/03/2014.  Reason for default is unknown.  No active loss mitigation efforts are evident.  The account was previously modified outside the review period which the borrower re-defaulted on.  The borrower has since brought the account in good standing.  Commentary dated 08/12/2011 reflects a prior discharged chapter 7 bankruptcy filing (case number XX-XXXXX) thought the filing and discharge dates were not provided.

9416	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 01/13/2014.  Reason for delinquency is unknown.  Comment dated 04/10/2013 reflects that information was received to process a modification request, and the agreement was executed on 04/24/2013. The account again fell into delinquency in October of 2013, which was cured by the borrower in December of 2013.

9417	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was on 01/22/2014. There is no evidence of the loan being delinquent during this review period.
9418	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 02/01/2014; most recent payment received on 01/31/2014. There is no evidence of delinquency.
9419	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 03/01/2014; most recent payment received on 02/04/2014. There is no evidence of delinquency.
9420	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/03/14. There is no evidence of delinquency during the review period.
9421	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/01/2014; the most recent payment received was on 1/21/2014. The reason for delinquency is curtailment of income. The account was modified with a 5.0% interest rate and a new principal and interest payment of $400.30, the modification was completed on 9/30/2013 with the next payment due on 11/01/2013. The account has remained current since the modification was completed.

9422	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/06/2014. There is no evidence of delinquency during the review period. A loan modification was approved on 04/18/2013 which advanced the due date to 06/01/2013 and extended the term to 360 months.

9423	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 02/10/2014.  Reason for delinquency is excessive obligations.  The loan was referred to legal counsel to begin foreclosure on 05/XX/2013. Foreclosure proceedings were stopped on 06/XX/2013 with a partial reinstatement.  Borrower was placed on a repayment plan for 7 months starting 07/XX/2013 with a completion date of 01/XX/2014.  As of 02/10/2014 the repayment plan was extended to bring the loan current.  Comment dated 09/23/2013 cites a disaster area; however there was no further information evident.  An updated property of $374,000.00 was received on 06/07/2013.

9424	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 03/01/2014; most recent payment received on 02/07/2014. There is no evidence of delinquency.
9425	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment received was on 01/13/2014. There is no evidence of a delinquency on the account during the review period.
9426	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/13/2014. There is no evidence of delinquency.
9427	3/1/2012	2/14/2014	1
It appears that the loan will perform.  Loan is due for 03/01/2014; the last payment was received on 02/03/2014.  There is no evidence of delinquency.  There was an ARM loan adjustment to 2.875% made on 03/01/2013.  An Escrow analysis was performed on the loan due to lower taxes, per commentary on 10/09/2013, which resulted in an escrow refund of $88.51 on 02/21/2013.

9428	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/04/2014. There is no evidence of delinquency within the review period. Commentary dated 01/23/2014 indicates the hazard insurance policy was renewed. The property is occupied.

9429	3/1/2012	2/14/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/31/2013.  No evidence of delinquency.  Comments reflect a the borrower previously filed chapter 7 bankruptcy, case number XX-XXXXX that was discharged without reaffirmation on XXXXX; no additional information was provided.  An insurance claim check for lightening damages to the heat pump on date unknown in the amount of $19,789.16 was endorsed by the branch on 06/04/2013. Comments indicate the sevicer requested a final inspection to be scheduled with the homeowner (no evidence the final inspection was completed).

9430	3/1/2012	2/14/2014	1		It appears this loan will perform. Loan is due for 03/01/2014 and the most recent payment was received on 02/07/2014. There is no evidence of delinquency.
9431	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/02/2014. There is no evidence of delinquency during the review period.
9432	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/15/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the loan has remained in good standings since. Commentary dated outside the review period indicated the loan was modified on 01/10/2013.

9433	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is next due for 02/01/2014; last payment was received on 02/03/2014. Reason for default is unknown. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9434	3/1/2012	2/14/2014	1
It appears that the loan may perform with intervention. The loan is due for 02/01/2014; with the last payment received on 02/12/2014. Reason for default is due to curtailment of income. The borrower was able to cure the prior account delinquencies without assistance.

9435	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is next due for 03/01/2014; last payment received 02/06/2014.  There is no evidence of delinquency within the review period.  Commentary throughout the review period is reflecting return mail received.  The  mailing address appears to be a foreign address.

9436	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/07/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 09/26/13; the borrower's payment history reflects no further evidence of delinquency.

9437	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 02/03/14. Reason for default is loss of income. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9438	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 02/07/2014. The reason for delinquency is unknown. The account is current as of the review date. Delinquency on the account was cured by the borrower without assistance. A permanent account comment reflects that the loan has been modified prior to the review period.

9439	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/10/2014. There is no evidence of delinquency within the review period. The borrower previously filed chapter 7 bankruptcy (case number XX-XXXXX) outside the review period; the case was discharged on XXXXX. No active loss mitigation efforts are evident though a proactive workout package was sent to the borrower on 05/15/2013 due to an interest rate adjustment that took place on 06/05/2013; the rate was changed to 2.8750% and the payment was changed from 415.94 to 738.92.

9440	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; last payment was received on 02/06/2014. There is no evidence of delinquency during the review period.
9441	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received 02/13/2014. There is no evidence of delinquency.
9442	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 02/12/2014. There was no evidence of delinquency during the review period.
9443	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/13/2014. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 11/29/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9444	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention. The loan is due for 02/01/2014; the last payment was received on 02/03/2014. The reason for delinquency is unknown. The loan was modified on 05/28/2013; the account re-defaulted on 01/01/2014. The mortgage insurance premium is still being paid by the servicer per the pay history dated 02/06/2014.

9445	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; last payment received was on 01/13/2014. There is no evidence of delinquency during the review period.
9446	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 12/02/2014. There is no evidence of delinquency during the review period. The borrower filed Chapter 12 Bankruptcy prior to the review period, Case #XX-XXXXX, which was discharged on XXXXX. In addition, a permanent comment dated 11/20/2012 refers to an amount of $1406.68 due per quarter due to an unsecured claim in a Chapter 11 Bankruptcy; no further details found. A permanent account notation reflects that the loan was modified prior to the review period. However, the terms were changed to quarterly payments due to bankruptcy proceedings per notes dated 09/04/2013.

9447	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/06/2014.  RFD was cited as illness of borrower.  The loan was modified on 08/14/2013 and has remained in good standing.

9448	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 3/01/2014; the most recent payment received was on 2/10/2014. There is no evidence of a delinquency during the review period.
9449	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan will perform with intervention. The loan is next due for 01/01/2014; most recent payment was received on 02/10/2014. The reason for default is reduced income. The last contact with borrower was on 02/11/2014. The borrower was approved for a loan modification on 07/08/2013 with a new principal and interest of $1,290.08 and extending the due date from 04/01/2013 to 08/01/2013. Borrower re-defaulted on 12/01/2013.There are no other loss mitigation activities being pursued.

9450	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/16/2014. There is no evidence of a delinquency during the review period.
9451	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/15/2014. There is no evidence of delinquency during the review period. The Borrower previously filed for Chapter 7 Bankruptcy (BK) protection, case# XX-XXXXX. The BK was discharged with reaffirmation on XXXXX.

9452	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage [2] Mod1 Incomplete
It appears the loan will perform with intervention. The loan is next due for 01/01/2014; last payment was received on 01/21/2014. Reason for default is loss of income. The account is in loss mitigation. On 08/22/13, the borrower stated the subject property is a rental property which is present vacant as there are several cosmetic repairs required to be completed before the borrower can find new tenants. On 01/07/14, the Servicer placed the borrower in a 6 month repayment plan, scheduled from 01/20/14 to 06/20/14. As of the collection notes' cutoff date, the borrower's repayment plan remains on target. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9453	3/1/2012	2/14/2014	1
It appears that the loan may perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/15/2014.  Reason for default is unknown.  The account was modified 05/16/2013 and has since been maintained in good standing.  However, there borrower advised on 12/06/2013 experiencing hardship due to marital issues and inquired about modification; the borrower was informed the account would not qualify for a third modification as the account was modified in 2010 and 2013.  The last contact from the borrower was 02/06/2014 to inform that will make a payment before 02/16/2014.

9454	3/1/2012	2/14/2014	3	[3] MI Not Being Paid As Required
It appears that the loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/13/2014. The reason for default is cited as curtailment of income. The borrower was able to cure the prior delinquency on the account without assistance and the account has remained in good standings since.  Pay history does not reflect mortgage Insurance payments being disbursed by the servicer and there is no evidence mortgage insurance is still in force.

9455	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/4/2014. There is evidence of delinquency during the review period; the account has been current since 7/29/2013. The reason for default was cited as curtailment of income. The borrower previously filed chapter 7 Bankruptcy on 3/XX/2012, case XX-XXXXX; discharged on XXXXX. There is no current loss mitigation activity; commentary on 8/2/2013 indicated the loan was approved for a modification effective on 9/1/2013. The last communication with the borrower was on 12/6/2013. No skip trace activities performed during the review period.

9456	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014. The last payment received was on 01/21/2014. No evidence of delinquency.
9457	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 1/1/2014 with the most recent payment received on 1/6/2014. The reason for default is unknown. There is no current loss mitigation activity. There was no communication with the borrower or skip trace activities performed during the review period.

9458	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 12/13/13. Reason for default is excessive obligations. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9459	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/21/2014. There is no evidence of delinquency.
9460	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/22/2014. Reason for default was unknown. The account was brought current on 05/28/2013 and has remained in good standing since that time.

9461	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/16/2014. The Servicer granted the borrower a permanent loan modification on 03/18/2013; there is no evidence of delinquency during the review period.

9462	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014 and the last payment was received on 01/16/2014. RFD is curtailment of income. There is no evidence of foreclosure activity. The borrower expressed willingness to pay the loan. Comments on 08/30/2013 reflect that the borrower had a small business that has failed, however states that he has rental income. The borrower completed loss mitigation in the form of a loan modification which was booked on 11/08/2013. There is no evidence of delinquent taxes or title issues. No property inspection results or updated property values have been provided.

9463	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 3/1/2014; most recent payment received was 2/3/2014.  The borrower requested loss mitigation efforts on 5/28/2013. The comments on 7/17/2013 reflect the borrower was approved for a modification with an effective date of 9/1/2013.

9464	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage [2] Mod1 Incomplete
It does not appear that the loan will perform. The loan is next due for 12/01/2013; the most recent payment received was 08/28/2013. Reason for delinquency is unknown. There is no evidence of loss mitigation due to lack of contact with the homeowner.

9465	3/1/2012	2/14/2014	3	[3] Missing Mod1 [1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/11/2014. Reason for default is unknown. The demand letter was sent out to the borrower on 03/15/2013. Comments indicate a modification was approved on 03/26/2013. The modification was completed on 4/11/13 and the due date was advanced from due 02/01/13 to next due 06/01/13.

9466	3/1/2012	2/14/2014	1
[1]   Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
[1]   Verbal Dispute - Servicer responded and appears issue is closed

It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/16/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 08/26/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period. The borrower initiated a dispute against the Servicer regarding force placed flood insurance on 06/24/2013; the dispute was resolved on 06/25/2013. Collection commentary dated 09/05/2013 indicates an insurance claim was opened due to repairs made on the subject property's deck. As of 01/23/2014, the insurance claim remains open and the status of the property repairs is unknown.

9467	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; with the last payment received on 01/14/2014. There is no evidence of a delinquency.
9468	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 01/30/2014.  Reason for delinquency is curtailment of income.  Borrower cured the delinquency on 08/29/2013; there has been no delinquency since that time.

9469	3/1/2012	2/14/2014	1
It appears that the loan may perform with intervention. The loan is due for 02/01/2014; with the last payment received on 01/31/2014. Reason for default was cited as curtailment of income. The borrower was able to cure the prior account delinquency without assistance.

9470	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/13/2014. There is no evidence of delinquency during the review period.
9471	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 04/01/14; last payment was received on 02/10/14. There is no evidence of delinquency during the review period.
9472	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 03/01/2014; most recent payment received on 02/14/2014. There is no evidence of delinquency.
9473	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/14/2014. There is no evidence of delinquency. The notes indicated the account was previously modified with an effective date of 06/01/2009.

9474	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/10/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 04/09/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9475	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; most recent payment received on 01/31/2014. Reason for delinquency cited as excessive obligations. At the time of review there was a pending check by phone to bring the loan current. No loss mitigation efforts are evident.

9476	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/15/2014. There is no evidence of delinquency.
9477	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014 and the last payment was received on 01/21/2014. There is no evidence of delinquency in the review period.
9478	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 02/07/2014. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 01/31/2014; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification which the borrower re-defaulted on prior to the review period.

9479	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/23/2014.   RFD was cited as curtailment of income.  The loan was modified on 06/25/2013 and has remained in good standing.  An insurance claim was filed for unknown damages prior to the review period.  Comments dated 01/09/2014 indicate the repairs are 100% complete.

9480	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 02/05/14. Reason for default is loss of income. The account is in collections. On 02/06/14, the borrower stated their intention to bring their account current without loss mitigation assistance. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9481	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 01/03/14. Reason for default is unknown. The account is in collections. The Servicer granted the borrower a loan modification, prior to the review period, on 07/31/12; the borrower's payment history reflects the loan went back into delinquency on 11/01/13. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process.

9482	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 01/01/2014; most recent payment was received 12/31/2013. The reason for default is unknown. The borrower has brought the account current but has been unable to keep it in good standing. There are no workout plans currently in process and the Servicer has not offered any loss mitigation assistance.

9483	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014; the last payment was received on 12/31/2013.  There is a history of slow payments and 2 NSFs within the review period on 04/02/2013 and 02/05/2014.  RFD cited as income curtailment.  The loan is currently 30 days delinquent.  No modification solicitation within review period; however per commentary on 12/27/2012, indicates that the borrower wanted to change to a conventional loan and was advised that he would have to refinance; loan has been previously modified.  HOI was paid on 05/29/2013 IAO $4425.14, an escrow refund was issued on 08/22/2013 IAO $105.29, and county taxes were paid on 01/06/2014 IAO $1521.88.  No title issues noted.  No property inspection results or updated property values have been provided.

9484	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/10/14. There is no evidence of delinquency during the review period.
9485	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014 and the last payment was received on 02/10/2014. There is no evidence of delinquency in the review period.
9486	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/10/2014. There is no evidence of delinquency.
9487	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/16/2014. There is no evidence of delinquency during the review period.
9488	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform.  The loan is next due for 01/01/2014 and the last payment made was on 01/24/2014.  Collection comments cited the reason for default as reduced income.  The loan is 30 days delinquent with no evidence of loss mitigation activity at this time.

9489	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is next due for 01/01/2014; the most recent payment was received on 12/20/2013. Reason for default is excessive obligations. The account is in collections. The borrower has stated their intention to bring their account current without loss mitigation assistance. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9490	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 3/01/2014; the most recent payment received was on 1/30/2014. There is no evidence of a delinquency during the review period.
9491	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention. The loan is next due for 02/01/2014; most recent payment was received 02/06/2014. The reason for default is unknown. There are no workout plans currently in process and the Servicer has not offered any loss mitigation assistance.

9492	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. The RFD is unknown. The borrower brought the loan current without assistance on 02/10/2014. There is no evidence of borrower contact or loss mitigation activity in the past 12 months. The last attempt to contact the borrower was made on 12/30/2013.

9493	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/12/2014. There is no evidence of delinquency during the review period. The collection notes dated 04/05/2013 indicate a Cease and Desist Order was issued by the borrower against the Servicer for the life of the loan.

9494	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/03/14. There is no evidence of delinquency during the review period.
9495	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014; last payment was received on 12/30/2013. The reason for default was cited as temporary unemployment.  The borrower inquired about a loan modification on 09/24/2013 but was told unable to qualify due to lack of a documented hardship.

9496	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/05/2014. There is no evidence of delinquency during the review period.
9497	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment received 02/11/2014. There is no evidence of delinquency within the review period.
9498	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 01/14/2014. There is no evidence of delinquency during the review period. The commentary reflects that the loan had been modified prior to the review period.

9499	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/05/2014. There is no evidence of a delinquency during the review period.
9500	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014; the last payment was received on 01/27/2014.  RFD cited income curtailment.  The loan is currently 30 days delinquent.  Per commentary on 05/06/2013, borrower just got out of the hospital and is not working and requested to extend out her interest only payments and was advised since she is not working the investor can set up a standard forbearance for three months and once she starts working again they can look at modifying at a lower payment or leaving same payment as now ($968.70).  On 08/12/2013, borrower was approved for forbearance extension thru 10/2013 due to her Social security income would not start until then.  Loan was also being reviewed for modification at that time.  On 11/01/2013 the modification was approved; however her payment would increase.   Borrower asked for the best option that would keep her in her home and was advised her best option is to keep same rate at interest only and bring loan current.  The approved modification documents were mailed to borrower on 11/07/2013 and on 11/14/2013 the borrower declined the modification as she did not agree with the terms.  Borrower did make a payment on 11/20/2013 that brought the account from 180 days delinquent to a 30 days delinquent status and advised she would work out something going forward to bring account current; however as of 02/14/2014 the loan is still delinquent.  HOI was paid on 11/01/2013 and city taxes were paid from escrow funds on 12/13/2013.  No title issues noted.  No property inspection results or updated property values have been provided.

9501	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/06/2014. There is no evidence of delinquency.
9502	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment received 02/04/2014. There is no evidence of delinquency within the review period.
9503	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 1/1/2014; most recent payment received was 12/20/2013.  Reason for default is unknown. Comments on 9/22/2013 indicate the subject property may be located in an area possibly impacted by a FEMA disaster; no damages were reported. No evidence the borrower pursued loss mitigation efforts within the review period.

9504	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014; the last payment was 2/10/2014. There is no evidence of delinquency during the review period.
9505	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that this loan may perform with intervention. The loan is due for 01/01/2014 with the last payment received on 12/10/2013. The reason for default is cited as curtailment of income. There have been no specific loss mitigation or modification efforts noted during the review period. There is no indication of any tax, title or lien issues.

9506	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/12/2014. The reason for delinquency is unknown. The last contact was made on 10/15/2013.
9507	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/31/2014. Reason for default is loss of income. The Servicer granted the borrower a permanent loan modification on 05/07/2013; the borrower's payment history reflects no further evidence of delinquency. The subject property's address is XXX XXXXXX XXXXXX, XXXXX XX and the collection notes indicate the borrower has several investment properties. The collection notes indicate the borrower surrendered one of their investment properties, XXX XX XXXXXXX, XXXXXXX, XX, to the Servicer in a deed in lieu transaction on 02/08/2013; the deed in lieu transaction did not affect the subject property. The collection notes further indicate that the subject property's 2013 delinquent taxes, in the amount of $1,505.45, were paid in full as of 01/10/2014.

9508	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/14/2014. There was no evidence of delinquency during the review period.
9509	3/1/2012	2/14/2014	1
It appears that this loan may perform with intervention. The account is due for 02/01/2014; the most recent payment was received on 01/31/2014. The reason for default is cited as curtailment of income. The borrower was able to resolve delinquency without assistance. Commentary does not denote exploration of loss mitigation options. Per notes dated 11/15/2013, the property is owner occupied.

9510	3/1/2012	2/14/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/03/2014. The loan was delinquent on 07/01/2013. The reason for delinquency was cited as medical bills. The borrower was able to cure the delinquency on 07/10/2013 without loss mitigation assistance. Notes dated 06/04/2013 reflect borrower accidently made payment on 06/03/2013 and requested it back due to unexpected medical bills. The funds were posted back into borrower's account on 06/05/2013. Borrower promised to make 2 payments in July per notes dated 07/02/2013. Payments were made as promised. Comments date 01/27/2014 reflect borrower called the servicer and disputed delinquency as reported in the credit report (June and July are both reporting 60 days late). Comments indicate the servicer agreed to have the errors corrected. Task was opened on 1/30/14 and the correction request was sent to the credit bureau (dispute was resolved).

9511	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that this loan will perform with intervention. The loan is next due for 12/01/2013; most recent payment was received on 12/13/2013. The reason for default is curtailment of income. The last contact with borrower was on 02/11/2014. Borrower was on a repayment plan from 03/26/2013 to 09/29/2013. Comments indicate the borrower is attempting to cure the present delinquency without assistance (no current loss mitigation activity noted). There are no indications of property damages, tax or title issues in the commentary provided.

9512	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/15/2014. There is no evidence of delinquency.
9513	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014. The last payment received was on 01/15/2014. No evidence of delinquency.
9514	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is due for 03/01/2014 with the last payment received on 02/04/2014. There is no evidence of default.
9515	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 03/01/2014; most recent payment received on 02/06/2014. There is no evidence of delinquency.
9516	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is due for 03/01/2014 with the last payment received on 02/03/2014. There is no evidence of default.
9517	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/10/2014. There is no evidence of delinquency.
9518	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/02/2014. There is no evidence of delinquency during the review period.
9519	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 02/07/2014.  RFD was cited as illness of borrower.  The prior delinquency was cured without the use of loss mitigation efforts.

9520	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with last payment received on 1/16/2014. Reason for default was cited as business failure. Comments indicate the borrower requested loss mitigation assistance on 5/16/2013 and was approved for modification on 5/28/2013 effective 8/1/2013. The loan subsequently defaulted 12/1/2013, but funds to cure default were received from the borrower without assistance. Last communication with the borrower was 12/28/2013 for promise to pay, which was kept. The borrower disclosed during loss mitigation that the subject is a rental property.

9521	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with last payment received on 1/15/2014. Reason for default is unknown. The loan was 30 days delinquent but funds to cure default were received from the borrower without loss mitigation assistance on 8/2/2013, and the loan has been current since.

9522	3/1/2012	2/14/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 2/1/2014 with last payment received 1/24/2014. Reason for default is unknown. The loan was 30 days delinquent but funds to cure default were received from the borrower on 4/26/2013 without assistance, and the loan has been current since. Payment received 5/15/2013 was returned for non-sufficient funds, but was replaced within same payment period to avoid default. Last communication with the borrower was 2/12/2014. Comments dated 6/14/2013 and 12/30/2013 indicate the borrower has verbally disputed credit reporting from 2012 during repayment plan, but research conducted returned the same results as reported to credit bureau as accurate, and the issue was closed.

9523	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/16/14. There is no evidence of delinquency within the review period.
9524	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/10/2014. No evidence of delinquency.
9525	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/03/2014. There is no evidence of delinquency.
9526	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 03/01/2014 and the last payment was made on 02/07/2014. The borrower had an NSF reversal on 07/05/2013. Notes from 07/05/2013 state that an associate from XXXXXX, XXXXX XXXX, contacted the servicer regarding payment. He advised auto draft had been deleted because his account was frozen. Borrower made the account current on 08/09/2013, and has been current since. There is no evidence of delinquent taxes or title issues. There is no evidence of property damage, and there is not a BPO value in the commentary.

9527	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/14; most recent payment was received on 02/03/14. There is no evidence of delinquency within the review period.
9528	3/1/2012	2/14/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 01/01/2014; most recent payment was received on 12/16/2013. The RFD is cited as curtailment of income. The last contact with the borrower was established on 02/14/2014 at which time the borrower called in and made a payment in the amount of $2,492.47. The pay history does not yet reflect receipt of the payment. There is no evidence of any loss mitigation activity in the past 12 months.

9529	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. The RFD is unknown. The account was referred to foreclosure prior to the commentary provided for review; first collection note was dated 05/02/2013. The foreclosure was closed and billed on XXXXX due to a modification. The loan was approved for a supplemental modification on 09/05/2013. The modification process was completed on 10/31/2013 advancing the due date from due 11/01/11 to next due for 11/01/13. The loan has remained current since.The borrower filed a chapter 13 bankruptcy on XXXXX (case number XX-XXXXX) which was dismissed on XXXXX. The borrower previously filed a chapter 7 bankruptcy in XXXXX (case number XX-XXXXX) which was discharged on XXXXX; the filing date was not provided. The notes on 05/20/2013 reflected a cease and desist was received requiring all communication to go through the borrower's attorney.  The account was previously denied a modification on 05/31/2013 due to insufficient funds to meet minimum guidelines. The last property inspection listed in the commentary was performed on 10/04/2013; the condition of the property was not provided. The comments on 05/28/2013 stated a property evaluation was received valuing the property at $200,000; the type of property evaluation used was not specified.

9530	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. There is no evidence of delinquency. Comments dating back to 10/28/2013 referenced steps being taken to complete the assumption process. The notes on 02/12/2014 indicated the assumption packaged was received by the servicer. There is no evidence of the assumption process being completed.

9531	3/1/2012	2/14/2014	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/21/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the loan has remained in good standings since. The commentary dated 02/11/2014 indicates that the borrower received a claims check in the amount of $12,534.46 due to a busted pipe damaging the hard wood floors. The borrower was advised that the claims check could be endorsed at a local branch. Comments do not indicate the repairs have been completed.

9532	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 03/01/2014; the most recent payment was received on 02/13/2014. There was no evidence of delinquency during the review period.
9533	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 02/11/2014. The reason for default is unknown. The only evidence of default was for the month of January 2014; no loss mitigation is evident.

9534	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/14/2014. There is no evidence of delinquency during the review period.
9535	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/10/14.  Reason for default is cited as medical illness.  The loan was modified on 08/13/13 and has remained current since that time.

9536	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 03/01/2014; most recent payment received on 02/05/2014. There is no evidence of delinquency.
9537	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment received was on 01/16/2014.  Reason for default is income curtailment.  The loan was previously in foreclosure.  The loan had been referred to attorney on 01/XX/2013.  The foreclosure was closed due to a loan modification.  The modification was approved on 05/22/2013 with an effective first payment date of 07/01/2013. The account has remained in good standing since the modification.

9538	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/16/2014.  Reason for default was cited as curtailment of income.  The borrower brought the account current 10/03/2013 without assistance and has since maintained in good standing.

9539	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/15/2014. There is no evidence of delinquency.
9540	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/14/2014. There is no evidence of delinquency.
9541	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/13/2014.  Reason for default is unknown.  The borrower brought the account current 12/30/2013 without loss mitigation assistance.

9542	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment received 01/13/2014. There is no evidence of delinquency within the review period.
9543	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014 and the last payment made was on 02/11/2014.  Collection comments did not cite a reason for default.  The loan is current with one instance of delinquency since being reinstated.  The loan was reinstated on 09/06/2013 bringing the account current and due for 10/01/2013.

9544	3/1/2012	2/14/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/15/2014. The reason for default is cited as marital problems. The loan was brought current through a modification and has remained in good standings since. The commentary dated 10/31/2013 indicates that the loan was modified, advancing the due date from 03/01/2013 to 11/01/2013. Comments indicate a prior flood claim was closed due to a repair inspection that indicated the repairs were 100% complete. The commentary indicates the servicer received a letter from the  borrower disputing the modified payment amount; however, the dispute was resolved (statement was sent out before loan modification was complete). Limited contact has been established with the borrower. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

9545	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014 and the last payment made was on 01/31/2014.  Collection comments cited the reason for default as marital issues. Comments indicate the loan was modified on 05/24/2013 bringing the account current and due for 07/01/2013.

9546	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with last payment received on 2/6/2014. Reason for default was cited as borrower illness. The loan was recurring 30 days late after payments received on 3/26/2013 and 5/20/2013 were returned for non-sufficient funds. The borrower included extra money in payments submitted through 11/5/2013 to cure default without loss mitigation assistance. Last communication with the borrower was 1/10/2014 regarding general inquiry.

9547	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 2/1/2014, with the last payment received on 2/10/14.  The reason for default is unknown.  The loan was reported in default but was brought current on 7/16/13 with no further delinquency noted.  The last borrower contact was on 11/11/13 to discuss escrow shortage.

9548	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/17/2014. There is no evidence of delinquency.
9549	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/15/2014. There is no evidence of delinquency.
9550	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with last payment received on 1/31/2014. There is no evidence of delinquency during the review period. Comments indicate a modification was approved prior to the review period, and was completed on 3/12/2013, effective 4/1/2013.

9551	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 04/01/2014; most recent payment was received on 02/05/2014. There is no evidence of delinquency. The notes on 08/11/2013 indicated the property was located in a "FCM" disaster zone; the details of the disaster were not provided. There is no reference to the property being subjected to damages.

9552	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/05/2014. The pay history reflected the payment made on 10/07/2013 was reversed for non-sufficient funds. The RFD is cited as curtailment of income. There is no evidence of any foreclosure or bankruptcy activity. The account was approved for a supplemental modification on 07/18/2013 with a next due date of 09/01/2013. The modification process was completed on 08/05/2013. The loan has remained current since.

9553	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment received 01/21/2014. Reason for delinquency is unknown. The loan was modified 05/03/2013 with the effective date of 07/01/2013.

9554	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/16/14. There is no evidence of delinquency within the review period.
9555	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention.  The loan is next due for 03/01/2014; last payment received 02/06/2014.  The reason for delinquency was cited as unemployment.  The loan was placed on a 90 day unemployment forbearance plan from 06/01/2013 through 08/31/2013. The borrower was still unemployed as of 09/13/2013 and was referred to the state Hardest Hit Funds.  The borrower was approved for HHF and funds in the amount of $7,921.48 were received on 12/04/2013 from state Hardest Hit Funds to bring the account current.   Commentary on 11/27/2013 reflects an approval under Program U in an amount up to $13,000 beginning 11/27/2013 approximately ending 11/01/2014.  There is no evidence in the commentary the borrower is employed as of the date of review.

9556	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment received 01/16/2014. There is no evidence of delinquency within the review period.
9557	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/31/2014. The loan was delinquent on 10/01/2013. The reason for delinquency is unknown. The borrower was able to cure the delinquency on 10/16/2013 without loss mitigation assistance.

9558	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014; the most recent payment was received on 01/16/2014. There was no evidence of delinquency during the review period.
9559	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; the most recent payment was received on 02/04/2014. The reason for delinquency was cited as curtailment of income. The last contact was made on 08/08/2013. There is no evidence of current loss mitigation efforts.

9560	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; last payment was received on 02/04/2014. A payment was returned on 06/13/2013, for non sufficient funds. The reason for default was cited as illness in the family. The account was previously delinquent, brought current with loan modification on 08/28/2013 and subsequently has remained in good standing.  Prior to the loan modification, the account was paid bi-weekly with mid-month due date(s). The modification was approved on 08/15/2013 with a first payment of 10/01/2013. Property reported as owner occupied on 08/19/2013.

9561	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received on 01/24/2014. The reason for default is unknown. The loan was modified on 10/08/2013 and subsequently has remained in good standing.  The modification was approved on 09/18/2013 with a first payment of 11/01/2013.

9562	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. There is no evidence of delinquency.
9563	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 01/01/2014; the most recent payment received was on 12/30/2013. The reason for default is unknown. Commentary outside the review period indicated the loan was modified on 09/26/2012. No loss mitigation efforts are evident.

9564	3/1/2012	2/14/2014	3	[3] Potential REO [2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 01/01/2014; most recent payment was received on 01/16/2014. The reason for delinquency was cited as curtailment of income. Comments dated 08/19/2013 reflect that the borrower was placed on a 7 month repayment plan; effective 09/16/2013 through 03/16/2014. It appears that the plan is still active. The last contact was made on 02/11/2014.

9565	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/16/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 07/10/13; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney prior to the review period; the subject loan was reinstated and foreclosure proceedings were closed and billed on 04/XX/13.

9566	3/1/2012	2/14/2014	1
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/05/2014.  The reason for default is cited as excessive obligations.  Comments dated 09/04/2013 reported the borrower was approved for a modification with an effective date of 11/01/2013.  Commentary reflects the borrower was approved for a 6 month repayment plan (RPP) on 03/28/2013 with total payments IAO $16,752.18 to end on 09/25/2013.  Comments dated 12/19/2013 reported the previous payment IAO $2,347.24 for 2013 property taxes that was sent on 11/21/2013 was returned to the servicer due to sending the payment to an incorrect address on 12/12/2013.  Commentary reflects confirmation was made on the correct mailing address for the property tax office and a new disbursement IAO $2,347.24 was mailed on 12/19/13.  There are no indications of damage or title issues in the commentary provided.

9567	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/03/2014. There was no evidence of delinquency during the review period.  The loan was modified on 03/28/2013; effective 05/01/2013. The loan has remained current since. A BPO was completed on 03/29/2013; reflected value $131.256.

9568	3/1/2012	2/14/2014	1
It appears that the loan will perform with intervention. The loan is due for 02/01/2014; the last payment received was 02/03/2014. Reason for delinquency cited as curtailment of income. Most recent contact with the homeowner indicated that the loan would be brought current upon receipt of tax return money.

9569	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is next due for 3/1/2014; last payment received 02/07/2014. There is no evidence of delinquency within the review period.  The comments on 09/25/2013 reflect the borrower submitted a loan modification package.  The interest only period was set to expire on 02/01/2014.  The interest only period was extended on 01/14/2014 for one year.  Comments indicate a prior interest only extension for 2/1/2013.  The borrower's hardship was not provided in the commentary.

9570	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/06/2014.  Reason for default is unknown.  The account was modified 04/03/2013 which the borrower defaulted on; first re-default date was 12/01/2013.  The borrower has since brought the account in good standing.

9571	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan will perform with intervention.  The loan is next due for 01/01/2014; last payment received 01/06/2014.  The reason for delinquency is unknown.  The borrower advised on 01/31/2014 she will be making two payments on 02/15/2014 which would bring the account current.

9572	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 02/03/2014.  RFD was cited as excessive obligations.  A repayment plan was broken on 05/13/2013 for non-payment. The borrower resolved the delinquency without the use of loss mitigation efforts.

9573	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 01/16/2014. The reason for default is cited as curtailment of income. The account was previously in foreclosure; it was referred to legal counsel prior to the review period. On 05/16/2013, the borrower disclosed that he was not working full-time, but could offer a payment of $1,800.00 by 06/15/2013. It was agreed upon that this amount would stop foreclosure and allow modification of account. The agreed upon funds were received and the foreclosure was sent to be closed & billed on 06/XX/2013. A signed modification agreement was received on 07/10/2013; modification was completed on 07/22/2013 advancing the due date from due 10/01/12 to next due for 08/01/13. Since modification, the account has remained in good standing.

9574	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/31/14.  Reason for default is unknown. The borrower was able to cure the delinquency without any assistance.

9575	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 03/01/2014 and the last payment made was on 01/28/2014.  There is was no evidence of delinquency.  The borrower filed chapter 7 bankruptcy prior to available commentary; case #XX-XXXXX.  The bankruptcy was discharged on XXXXX.

9576	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/15/2014. There is no evidence of delinquency during the review period.
9577	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/11/2014. Reason for default was curtailment of income. The account was brought current on 09/03/2013 and has remained in good standing since that time. Comments indicate a loan modification was completed on 05/21/2013 and the due date was advanced from due 12/01/12 to next due for 07/01/13 (re-defaulted on the 07/01/13 payment).

9578	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/13/2014. There is no evidence of delinquency.
9579	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 01/07/2014. The RFD was cited as excessive obligations. There is no evidence of any foreclosure or bankruptcy activity. The account was approved for a supplemental modification on 08/15/2013. The modification was applied to the subject loan on 8/29/13 and the due date was advanced from due 7/01/13 to nextr due for 10/01/2013.  The loan has remained current since.

9580	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 3/1/2014; most recent payment received was 2/11/2014.  Reason for default is curtailment of income.  The comments on 8/23/2013 reflect the loan was approved for a modification with an effective date of 9/1/2013.

9581	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears this loan will perform with intervention.  The loan is due for 01/01/2014; most recent payment received on 01/21/2014.  Reason for delinquency is seasonal employment.   Commentary on 01/20/2014 reflects the borrower requested loss mitigations options due to payment increase.  Borrower was advised of an extension for interest only payments for another year.  Financials were updated on 01/31/2014.  To date there has been no further mention of the extension of interest only payments.

9582	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan will perform.  The loan is next due for 03/01/2014; most recent payment received was on 01/16/2014.  Reason for default was cited as unemployment for the co-borrower.  The account was modified 05/06/2013 and the borrower has since maintained the account in good standing.  A cease and desist contact request was received from the borrower's attorney on 04/02/2013 which remains active.

9583	3/1/2012	2/14/2014	1
It appears that this loan will perform.  The loan is next due for 02/01/2014; the most recent payment received was on 01/13/2014.  The reason for default is cited as curtailment of income.  A modification was approved on 08/23/2013 with an effective date of 11/01/2013.  The account has remained in good standing since the modification.

9584	12/1/2011	11/20/2013	1		It appears that this loan will perform. The loan is next due for 12/01/2013; with the last payment received on 11/05/2013. There is no evidence of delinquency during the 12 months review period.
9585	12/1/2011	11/20/2013	1		It appears this loan will perform. The loan is next due for 11/01/2013; with the last payment received on 10/16/2013. There is no evidence of delinquency during the 12 months review period.
9586	12/1/2011	11/20/2013	1		It appears that the loan will perform. The loan is next due for 12/01/2013; most recent payment was received on 11/18/2013. There is no evidence of delinquency during the review period.
9587	12/1/2011	11/20/2013	1		It appears that this loan will perform. The loan is due for 12/1/2013 with last payment received 11/11/2013. There is no evidence of delinquency during the review period.
9588	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 02/01/2014; most recent payment received on 12/31/2013. There was no evidence of delinquency during the review period.
9589	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. There is no evidence of delinquency.
9590	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/13/14. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 08/19/13; the borrower's payment history reflects no further evidence of delinquency.

9591	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 01/01/2014; most recent payment was received on 01/24/2014. The reason for delinquency was cited as curtailment of income. Property is owner occupied per commentary dated 07/30/2013. No loss mitigation efforts are evident within the review period.

9592	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 01/01/2014; most recent payment was received on 01/02/2014. The reason for delinquency is unknown. There was no contact with the borrower during the review period.

9593	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 02/07/2014. The reason for default was cited as medical issues per notes dated 03/28/2013. The account is current as of the review date. A non-HAMP modification was approved on 06/27/2013 and completed on 07/19/2013 lowering the interest rate to 3/5 with a 7/1 arm and term extended back out to 360 months. Prior to the modification, the borrower broke a repayment plan on 05/01/2013. The last customer contact was on 11/18/2013; arranged a phone payment.

9594	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/07/2014.  RFD is unknown. No evidence of recent borrower contact.  The prior delinquency was cured without the use of loss mitigation efforts.

9595	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention.  The loan is due for 01/22/2014.  The last payment received was on 02/07/2014.  RFD was cited as loss of employment. The repayment plan was broken on 01/02/2014 due to non-payment; the borrower inquired about additional loss mitigation efforts on 02/07/2014. A property inspection was performed on 08/26/2013.

9596	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 2/1/2014 with last payment received 1/14/2014. There is no evidence of delinquency during the review period.
9597	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/15/2014. There is no evidence of delinquency.
9598	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 01/01/2014; the most recent payment received was on 01/10/2014. Reason for default is excessive obligations. The loan is currently in collections with no evidence of foreclosure activity. No active loss mitigation is evident. Limited contact has been established with the borrower. Skip trace effort have not been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

9599	3/1/2012	2/14/2014	1
It appears that this loan will perform. The loan is next due for 02/01/2014: most recent payment received was on 02/11/2014. The reason for default is reduced income. The last contact with borrower was on 02/07/2014. The account fell into delinquency in January of 2014 and was cured by the borrower without assistance on 02/11/2014. There is no further evidence of delinquency during the review period.

9600	3/1/2012	2/14/2014	1
It appears that the loan will perform. The borrower went 90 days past due but made current on 11/22/2013. RFD is curtailment of income. The borrower also missed the 04/01/2013 payment and the loan was subsequently brought current on 06/21/2013.

9601	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/15/2014.  There is no evidence of delinquency.  Last borrower contact was 02/25/2013; the borrower called with a real estate tax inquiry.

9602	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/23/2014. There is no evidence of delinquency during the review period. Commentary dated 10/16/2013 reflected delinquent 2013 city and school taxes in the amounts of $451.38 and $360.36 respectively. Pay history reflects the payments have been sent by the servicer to satisfy both.

9603	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 01/30/14. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 10/15/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9604	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/11/2014. There is no evidence of delinquency within the review period
9605	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/03/2014. The reason for default is cited as illness of primary mortgagor. The loan was brought current through a repayment plan and has remained in good standing since. The commentary indicates that a 6 month repayment plan was set up on 07/02/2013 which was completed on 01/02/2014. The borrower has been in consistent contact with the servicer.

9606	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/24/14. There is no evidence of delinquency during the review period. The borrower filed chapter 13 bankruptcy case #XX-XXXXX which was terminated XXXXX.

9607	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears the loan will perform. The loan is due for 02/01/2014; most recent payment received on 01/08/2014. There was no evidence of delinquency during the review period.
9608	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/12/2014. There is no evidence of delinquency during the review period.
9609	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is due for 03/01/2014 with the last payment received on 02/06/2014. There is no evidence of default.
9610	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/10/2014. The previous reason for default is unknown. There is no current loss mitigation activity. The last communication with the borrower was on 10/24/2013. Skip trace activities performed in 10/2013 did not provide any updated contact information. There is evidence of delinquency during the review period; however, account has been current since 10/8/2013.

9611	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/05/2014. There is no evidence of delinquency during the review period.
9612	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/31/2014.  RFD is unknown.  The prior delinquency was cured without the use of loss mitigation efforts.  Comments reflect the Chapter 7 bankruptcy was discharged on XXXXX with reaffirmation.

9613	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/16/2014.  Reason for default was cited as curtailment of income.  The account was brought current by the borrower without loss mitigation assistance.

9614	3/1/2012	2/14/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/16/2014. The loan was modified on 10/25/2013 changing the due date from 07/01/2013, with first payment due 12/01/2013. The reason for default was unemployment. Co-borrower indicated on 03/11/2013 hours were cut then was laid off and by 04/26/2013 was recently re-employed. Commentary dated 09/27/2013 indicates a modification was approved with next payment due 12/01/2013, capitalizing arrears, reduced interest to 5% fixed and term extended to 360 months.  Commentary dated 06/11/2013 reflects the servicer responded to credit bureau dispute, consumer states inaccurate information, date of last payment/date opened/date of first delinquency/date closed and disputes special comment.

9615	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/11/14. There is no evidence of delinquency during the review period.
9616	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/03/2014. There is no evidence of delinquency.
9617	3/1/2012	2/14/2014	1
It appears this loan will perform with intervention.  The loan is due for 02/01/2014; most recent payment received on 02/11/2014.  Reason for delinquency is unknown.   The loan is in collections.  There is no evidence of any loss mitigation options reviewed.  Borrower filed a chapter 13 bankruptcy (case number XX-XXXXX) that was dismissed on XXXXX.  Commentary also provides another chapter 13 bankruptcy (case number XX-XXXXX) which a motion for relief was received.  An updated property value was not provided.

9618	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 03/01/2014; most recent payment received was on 02/03/2014.  Reason for default is unknown.  The account was brought current 06/03/2013 and has since been maintained in good standing.

9619	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/21/2014. There is no evidence of delinquency during the review period.
9620	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/17/2014. There is no evidence of delinquency during the review period.
9621	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 3/1/2014, with the last payment received on 2/11/14.  The reason for default is unknown.  The loan defaulted on 1/1/14 but was brought current on 2/11/14.  There is no noted borrower contact within the review period.   The loan was previously modified outside of the review period.

9622	3/1/2012	2/14/2014	1
It appears that this loan will perform with intervention.  The loan is next due for 02/01/2014; the most recent payment received was on 01/31/2014.  The reason for default is cited as curtailment of income.  Last contact with the borrower was on 01/09/2014 to offer a repayment plan which the borrower declined.  The loan was brought current on 01/31/2014 without assistance.  There are no current loss mitigation activities being pursued.  There are no indications of damage, tax or title issues in the commentary provided.

9623	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/15/2014. The reason for delinquency was cited as curtailment of income. On 09/17/2013, the loan was modified; effective 10/01/2013. The loan has remained current since.

9624	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform.  The loan is due for 1/1/2014; most recent payment received was 1/6/2014.  Comments on 5/20/2013 reflect a claim for hail damage to the roof of the subject property; repairs have been completed and the insurance check in the amount of $8,406.98 was endorsed and sent to the borrower on 5/20/2013. Pay history reflects $726.42 was received on 2/13/14 and placed in suspense.

9625	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/01/2014; the most recent payment received was on 2/04/2014. There is no evidence of a delinquency during the review period. Commentary prior to the review period on 10/17/2012 reflects that the borrower filed a chapter 13 bankruptcy, case number XXXXXXXX, which was dismissed on XXXXX, there is no additional information provided.

9626	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 02/03/2014.  There is no evidence of delinquency.  The comments reflect a chapter 7 bankruptcy (case #XX-XXXXX) that was discharged on XXXXX without reaffirmation. The borrower did request in writing to receive monthly statements on 02/28/2013.  A coupon book was ordered on 03/04/2013.

9627	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/15/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the account has remained in good standings since. The borrower has been in consistent contact with the servicer. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

9628	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 01/30/2014. There was no evidence of delinquency during the review period. Commentary reflects some difficulty in obtaining homeowners insurance: the previous policy was cancelled on 11/01/2013 due to non-renewal. The borrower wished to obtain insurance through a different provider; however, the desired provider denied the policy on 02/03/2014 due to the condition of the home. Commentary does not indicate the status of the property.

9629	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/03/2014.  No evidence of delinquency.  The borrower was denied a modification on 09/05/2013 due to lack of benefit to the borrower as a modification would not lower payment.  Comments reflect a discharged Chapter 7 that was reaffirmed; no additional information was provided.

9630	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is next due for 01/01/2014; last payment was received on 01/02/2014. Reason for default is excessive obligations. The account is in collections. On 02/10/14, the borrower stated their intention to bring the account current without loss mitigation assistance. There are no workout plans currently in process. The collection notes indicate the subject loan was granted a loan modification on 04/26/12 which the borrower re-defaulted on as of 12/01/13.

9631	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 01/01/2014; last payment was received 12/20/2013.  Reason for default is cited as curtailment of income. Last borrower contact was noted on 01/30/14. No current loss mitigation activity noted.

9632	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 3/1/2014, with the last payment received on 2/7/14. There is no evidence of default.
9633	3/1/2012	2/14/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/03/2014.  RFD is unknown. No evidence of loss mitigation efforts.  Comments dated 08/01/2013 indicate an insurance claim was filed on an unknown date for roof damages due to hail.  Three checks in the amount of $1,898.36, $2,493.39 and $4,668.39 were issued.  No evidence of repairs completed or property inspection performed.

9634	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014 with last payment received 2/12/2014. There is no evidence of delinquency during the review period.
9635	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 3/1/2014, with the last payment received on 2/5/14.  There is no evidence of default.  Loan was modified the month prior to review period.  Comments reflect the account received Hardest hit funds.

9636	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 01/10/14. Reason for default is loss of income. The account is in collections. The Servicer granted the borrower a permanent loan modification on 02/05/13; the borrower's payment history reflects the loan went back into delinquency on 07/01/13. On 01/30/14, the borrower stated their intention to bring the account current without loss mitigation assistance. There are no workout plans currently in process. The subject loan was referred to the foreclosure attorney prior to the review period; the subject loan was modified and foreclosure proceedings were closed and billed on 02/XX/13.

9637	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 02/03/2014. The loan was delinquent on 02/01/2014. The borrower was able to cure the delinquency on 02/03/2014 without loss mitigation assistance.

9638	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; the last payment was received on 02/03/2014. The reason for default was cited as excessive debt per notes dated 01/20/2014. The account is currently in collections with no evidence of foreclosure activity. There are no loss mitigation options being actively explored although options were discussed with the borrower on 02/05/2014.

9639	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/04; last payment was received on 02/13/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 02/13/14; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9640	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/04; last payment was received on 01/29/14. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 05/30/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9641	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/03/2014. There is no evidence of delinquency during the review period. Comment reflects that the loan had been modified prior to the review period.

9642	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/04; last payment was received on 01/16/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 01/16/14; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9643	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/13/2014. There was no evidence of delinquency during the review period.
9644	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 02/01/04; last payment was received on 01/16/14. There is no evidence of delinquency during the review period.
9645	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/04; last payment was received on 01/16/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 05/03/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9646	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/04; last payment was received on 02/10/14. There is no evidence of delinquency during the review period.
9647	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan may perform with intervention.  The loan is due for 01/01/2014; last payment was received 12/16/2013.  Reason for default is unknown.  Last borrower contact was 11/01/2013; the borrower went to a local branch to inquire about the application of payments.  Notation from 02/22/2013 indicates a written credit dispute from the borrower was responded to and has been closed with no further inquiries.  The property was inspected 11/06/2013 and reported occupied.

9648	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 02/07/2014.  RFD is unknown.  Comments do not reflect borrower contact; as a result no loss mitigation efforts were noted.

9649	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/09/2014.  No evidence of delinquency.  Comments dated 02/11/2014 indicate an assumption application package was mailed to the borrower's daughter (also the POA) for possible loan assumption.  No additional loss mitigation efforts are noted.

9650	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/10/2014. The pay history reflected the payment made on 11/12/2013 was reversed. There is no evidence of delinquency.

9651	3/1/2012	2/14/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/10/2014.  There is no evidence of a delinquency during the review period.  The account was previously modified effective 07/01/2012.  Comments dated 04/03/2013 reported the servicer was responding to a credit bureau dispute; dispute claimed "true identity fraud, account fraudulently opened." Commentary on 11/07/2013 reflects the borrower is not claiming fraud but is disputing dates.  Notes from the most recent research on 11/07/2013 confirmed last payment of 11/05/2013 and valid delinquencies before modification.  Last contact was with the co-borrower on 12/02/2013 at which time co-borrower advised of inaccurate credit bureau information; co-borrower is still making payments on this account and is not deceased. The servicer updated account information to reflect mortgagor is not deceased and there has been no further contact from the borrowers.

9652	3/1/2012	2/14/2014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/21/2014. The RFD is cited a deceased borrower. A death certificate was received on 07/18/2013 indicating the borrower has been deceased since 06/29/2011. The comments indicated there is another borrower to handle the account. The loan was approved for a supplemental modification on 08/13/2013 with a next due date of 10/01/2013. The modification process was completed on 09/20/2013. The loan has remained current since. A property inspection was completed on 07/24/2013 indicating the home is owner occupied.

9653	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/16/2014. The loan was delinquent on 07/01/2013. The reason for delinquency was cited as curtailment of income. The borrower was able to cure the delinquency on 07/12/2013 without loss mitigation assistance.

9654	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete	It appears this loan will perform. The loan is due for 02/01/2014; most recent payment received on 01/15/2014. There is no evidence of delinquency.
9655	3/1/2012	2/14/2014	1		It appears that this loan will perform. The loan is due for 03/01/2014 with the last payment received on 02/03/2014. There is no evidence of delinquency during the review period.
9656	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/3/2014. There is no evidence of delinquency during the review period. There was no communication with the borrower or skip trace activities performed during the review period.

9657	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/31/2014. There is no evidence of a delinquency.
9658	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/13/2014. There is evidence of delinquency during the review period; account has been current since 10/30/2013. The reason for default was cited as excessive debt. There is no current loss mitigation activity. The last communication with the borrower was on 9/6/2013. No skip trace activities performed during the review period.

9659	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is next due for 03/01/2014; last payment received 02/04/2014.  There is no evidence of delinquency within the review period.  A loan modification was completed on 09/20/2013; 5% fixed rate, term extended to 360 months with the first payment due 11/1/2013.

9660	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 03/01/2014; most recent payment received was on 02/05/2014.  Reason for default was cited as curtailment of income.  The account was modified in 09/2013 and has since been maintained in good standing.  The co-borrower previously filed for a chapter 7 bankruptcy (case number XX-XXXXX) that was discharged on XXXXX.

9661	3/1/2012	2/14/2014	1		It appears that the loan may perform. The loan is due for 03/01/2014; with the last payment received on 02/12/2014. There is no evidence of delinquency.
9662	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; last payment was received on 02/10/2014. There is no evidence of delinquency
9663	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 01/01/2014; most recent payment was received 02/12/2014. The reason for default is excessive obligations.  A 12 month extension to the interest only period was granted on 10/21/2013, effective for the 09/01/2013 payment. Commentary dated 10/18/2013 reflects the borrower reinstated the loan with funds borrowed from his 401k.  The borrower inquired on 09/30/2013 about the payment increase and was advised the interest only portion of the 2009 modification had expired.  Previously on 03/01/2013 the borrower had stated on 03/01/2013 that has been unable to sell the property;  as servicer suggested of Deed in Lieu (DIL) the borrower indicated the property has a 2nd mortgage with XXXXX and a 3rd mortgage with another company.

9664	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan may perform with intervention.  The loan is next due for 01/01/2014; last payment received 11/22/2013.  The reason for delinquency is unknown.  The last contact with the borrower was on 06/17/2013.  A loan modification was completed on 06/20/2013; interest rate lower to 3% on a 10/1 ARM with the term extended to 360 months.  The reason for delinquency at the time of modification was cited as excessive debt.

9665	3/1/2012	2/14/2014	1
 It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/03/2014.  RFD was cited as curtailment of income.  The loan was modified on 07/12/2013 and has remained in good standing.  The pay history reflects monthly MI payments are still being paid.

9666	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 2/10/2014. There is evidence of delinquency during the review period; account was brought current on 2/10/2014. The reason for default was cited as curtailment of income. There is no current loss mitigation activity. The last communication with the borrower was on 12/31/2013. No skip trace activities performed during the review period.

9667	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with last payment received 2/5/2014. Reason for default is unknown. As of the review date the loan is current; however, December 2013 and January 2014 were one month delinquent. Collection attempts are noted. There has been no contact with the borrower during the review period.

9668	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014; most recent payment received was on 01/02/2014.  Reason for default was cited as excessive obligations.  No active loss mitigation efforts are evident.  The account was previously granted a three month forbearance plan 09/25/2013 that the borrower completed; subsequently, the account has fallen delinquent.  Commentary indicated a prior reaffirmed discharged chapter 7 bankruptcy; though the case number, filing and discharge date were not provided.

9669	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/10/2014.  The reason for default is cited as curtailment of income.   Commentary reflects a previous modification with an effective date prior to the review period.  Commentary reflects the borrower applied for an assumption on 11/04/2013 and was denied on 01/14/2014.  Borrower has been in consistent contact with the servicer.  There are no indications of damage, tax or title issues in the commentary provided.

9670	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is next due for 02/01/2014; last payment received 02/06/2014.  The reason for delinquency is unknown.  There has been no borrower contact within the review period.

9671	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 02/03/14. Reason for default is unknown. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9672	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 03/01/14; most recent payment was received on 02/07/14.  Reason for default is cited as excessive obligations. The borrower was able to cure the delinquency without any assistance.

9673	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/02/2014. Reason for default is loss of income. The Servicer granted the borrower a permanent loan modification on 10/22/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes dated 06/18/2012 indicate a Cease and Desist Order was issued by the borrower against the Servicer for the life of the loan.

9674	3/1/2012	2/14/2014	1		It appears this loan will perform. The loan is due for 03/01/2014; most recent payment received on 02/13/2014. There is no evidence of delinquency.
9675	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/10/2014. There is no evidence of delinquency.  Comments indicate that the loan was a discharged reaffirmed chapter 7 bankruptcy.

9676	3/1/2012	2/14/2014	1
It appears this loan will perform with intervention.  The loan is due for 02/01/2014; most recent payment received on 02/05/2014.  Reason for delinquency is unknown.  There is no evidence of any loss mitigation options reviewed.  An updated property value was not provided.

9677	3/1/2012	2/14/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/03/14. There is no evidence of delinquency during the review period. The collection notes indicate there have been several credit bureau disputes regarding the account status, payment history, past delinquencies, and payment rating; the most recent dispute was resolved on 02/07/14.

9678	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment was received on 01/17/2014. There is no evidence of delinquency during the review period.
9679	3/1/2012	2/14/2014	1
It appears that this loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/03/2014.  The reason for default is unknown.  Commentary reflects the loan was modified prior to the review period and subsequently defaulted. The borrower was able to bring the account current without any loss mitigation assistance and the loan has remained in good standing since 09/26/2013. There has been no contact with the borrower during the review period.

9680	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was on 01/28/2014. The reason for delinquency cited as illness of borrower (RFD: resolved). The borrower was able to bring the account back to current on their own without assistance of loss mitigation efforts.

9681	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; most recent payment was received on 02/03/2014. There is no evidence of delinquency.
9682	3/1/2012	2/14/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/15/14. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 05/31/13; the borrower's payment history reflects no further evidence of delinquency. The borrower's attorney issued a cease and desist order against the Servicer on 01/24/13; there is no evidence that the order has been lifted as of the collection notes' cutoff date.

9683	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment was received on 01/14/2014. There is no evidence of delinquency during the review period.
9684	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment was received on 02/10/2014. There is no evidence of delinquency during the review period.
9685	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform. The loan is due for 1/01/2014; the most recent payment received was on 1/29/2014. The reason for default is curtailment of income. There have been no loss mitigation efforts actively being pursued by the borrower during the review period.

9686	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment was received on 02/10/2014. There is no evidence of delinquency during the review period.
9687	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 02/01/2014; most recent payment received on 01/31/2014.  There is no evidence of delinquency.  Life of loan comments state "do not contact the borrower" Comments indicate the life of loan note was placed after the borrower obtained an attorney; XXXXX, XXXXX AND XXXXXX, PLLC (contact number XXX-XXX-XXXX) to represent her in previous foreclosure proceedings. The foreclosure has been closed and billed after the servicer granted the borrower a modification to bring current.

9688	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 01/30/2014.  RFD was cited as curtailment of income.  The borrower was approved for the Hardest Hit (HH) Program in 08/2013; all payments received since have been from XX XXXX (XXXXX XXXX) .  The property inspection conducted on 08/07/2013 indicated the property was owner occupied.

9689	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/17/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 10/10/13; the borrower's payment history reflects no further evidence of delinquency.

9690	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/15/14. There is no evidence of delinquency within the review period.
9691	3/1/2012	2/14/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 2/01/2014; the last payment was received on 01/16/2014. The reason for default was cited as reduced income per notes dated 03/18/2013. Delinquency was cured by the borrower in April of 2013; and the account has remained current since. There was active skip tracing on the account per comments dated 03/14/2013; the borrower had gone to Vietnam to bring back the spouse and now has a new job per comments on 03/18/2013.

9692	11/1/2011	10/31/2013	1		It appears this loan will perform. The loan is due for 11/1/13; the last payment was received 10/4/13. There is no evidence of delinquency during the review period.
9693	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 01/01/2014; the most recent payment was received on 01/06/2014. The reason for default is cited as medical expenses. The borrower was able to cure the prior delinquency on account without assistance.

9694	3/1/2012	2/14/2014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/10/2014. There is no evidence of delinquency during the review period. The commentary indicates that the borrower is decease and the borrower's daughter, XXXXXXX XXXX XXXXX, has power of attorney.

9695	3/1/2012	2/14/2014	1		It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 01/31/2014. There was no evidence of delinquency during the review period.
9696	12/1/2012	11/5/2013	1
It appears that the loan will perform. The loan is due for 12/01/2013; with the last payment received on 11/01/2013. Reason for default is unknown. The account is currently up to date. Comments indicate a HAMP modification was completed on 02/21/2013. Notes do not reflect a current and or prior bankruptcy. The property is located in FEMA disaster zone (Hurricane Sandy) with exterior property damage. A property inspection performed on 05/28/2013 reported the property repairs had been 100% completed.

9697	12/1/2012	11/5/2013	1		It appears the loan will perform. The loan is due for 11/01/2013. The last payment received was on 10/22/2013. No evidence of delinquency.
9698	12/1/2012	11/5/2013	1
It appears the loan will perform.  The loan is due for 11/01/2013. The last payment received was on 10/16/2013.  RFD was cited as reduced income.  The loan was modified on 02/21/2013 and has remained current.  The property is located in a Hurricane Sandy FEMA zone with no reported damages or evidence of a post-disaster property inspection.

9699	12/1/2012	11/5/2013	1
It appears that the loan will perform. The loan is next due for 12/01/2013; most recent payment was received on 10/09/2013. Reason for default was curtailment of income. The account was referred to legal counsel on 08/03/2012., however, FC placed on hold, 10/01/2012, while Borrower worked on HAMP modification and made trial payments. MOD was completed effective 03/01/2013. Property is owner occupied. Notes do not reflect title issues. No indication of delinquent taxes or property damage.

9700	12/1/2012	11/5/2013	1
It appears that this loan will perform. The loan is due for 11/01/13; the most recent payment was received on 10/09/13. The RFD is cited as reduced income. This loan was modified on 03/29/13 and account has remained current.

9701	12/1/2012	11/5/2013	1
It appears this loan may perform. The loan is due for 12/1/13; the last payment was received on 10/28/13. The reason for default was not cited. The account is current as of the review date.  There is no evidence of being re-referred to foreclosure; prior proceedings were closed and billed on 1/30/13 as the HAMP modification was completed.  There is no record of a property inspection performed during the review period.  The last customer contact was on 3/28/13; discussed attorney fees charged.

9702	12/1/2012	11/5/2013	1
It appears that the loan will perform. The loan is due for 11/01/2013; last payment was received on 10/21/2013. Reason for default was curtailment of income. Comments indicate the loan was due for 10/01/2012 when a loan modification was completed on 03/27/2013. The loan has remained current since that time.

9703	12/1/2012	11/5/2013	1
It appears the loan will perform.  The loan is due for 11/01/2013.  The last payment received was on 10/14/2013.  RFD was reduced income.  The loan was modified on 03/07/2013 and has remained current.  Comments dated 05/24/2013 indicate the property is located in a FEMA disaster area caused by straight line winds and flooding; no evidence of damages or a post- disaster property inspection performed.

9704	12/1/2012	11/5/2013	1
It appears the loan will perform.  The loan is due for 11/01/2013.  The last payment received was on 10/09/2013.  RFD was cited as curtailment of income; RFD was cited as resolved.  The loan was modified on 01/29/2013 and has remained current.  No evidence of foreclosure activity.

9705	12/1/2012	11/5/2013	1
It appears the loan will perform.  The loan is due for 11/01/2013.  The last payment received was on 10/01/2013.   RFD was cited as reduced income. The delinquency was resolved without the use of loss mitigation efforts.  No evidence of foreclosure activity.

9706	12/1/2012	11/5/2013	1
It appears that the loan will perform. The loan is due for 11/01/2013; with the last payment received on 10/14/2013. Reason for default is unknown.  Notes on 01/18/2013 indicate that the loan had been modified prior to the review. No active loss mitigation efforts are evident. The loan was reinstated on 01/15/2013 and has remained current since that time.

9707	12/1/2012	11/5/2013	1
It appears this loan may perform. The loan is due for 11/1/13; the last payment was received on 10/31/13. The reason for default was cited as excessive obligations. The account is current as of the review date.  There is no evidence of being re-referred to foreclosure; prior proceedings appear to have been closed and billed prior to the review period per commentary on 12/6/12.  There are no loss mitigation options being actively explored.  This loan appears to have been modified in 10/12 according to notes dated 8/26/13; no further details found.   There is no record of a property inspection performed during the review period.  The last customer contact was on 10/31/13; discussed payment arrangements.

9708	12/1/2012	11/5/2013	1
It appears the loan will perform. The loan is due for 11/01/2013. The most recent payment was received on 10/12/2013. The reason for delinquency was cited as curtailment of income. The borrower cured the delinquency without assistance. Comments reflect that the borrower previously filed bankruptcy. The loan was released from bankruptcy on XXXXX.  Unable to determine if the bamkruptcy was discharged or dismissed. The case number and date of filing were not evidenced in the commentary.

9709	12/1/2012	11/5/2013	1
It appears that the loan will perform. The loan is next due for 11/01/2013; most recent payment received was on 10/15/2013. RFD is unknown. The account was previously granted a modification on 03/8/2013 which the borrower has since maintained in good standing.

9710	12/1/2012	11/5/2013	1		It appears that the loan will perform. The loan is next due for 11/01/2013; the most recent payment received was on 10/18/2013. There is no evidence of delinquency during the review period.
9711	12/1/2012	11/5/2013	1
It appears that this loan may perform. The account is due for 11/1/2013, with the last payment received on 10/14/13.  No RFD was provided as account is performing as agreed.  Last borrower contact for a phone payment on 5/9/13.

9712	12/1/2012	11/5/2013	1		It appears the loan may perform. The loan is due for 11/01/2013; last payment was received on 10/15/2013. There is no evidence of delinquency.
9713	12/1/2012	11/5/2013	1		It appears the loan will perform. The loan is due for 12/05/2013. The most recent payment was received on 11/04/2013. There is no evidence of delinquency during the review period
9714	12/1/2011	11/21/2013	1		It appears that this loan will perform. The loan is next due for 11/01/2013; most recent payment was received on 10/31/2013. There is no evidence of a delinquency during the review period.
9715	12/1/2011	11/21/2013	1
It appears that this loan will perform.  The loan is next due for 11/01/2013; last payment received was on 10/21/2013.  Reason for default is unknown.  The account was modified in 05/2013; subsequently, the foreclosure proceedings were closed and billed upon completion of the modification.  The borrower has since maintained the account in good standing.

9716	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 02/01/2014; the most recent payment was received on 01/24/2014. The account was previously delinquent; however, the mortgagor was able to bring the account current without assistance.

9717	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 12/02/13. Reason for default is loss of income. The account is in collections. The Servicer granted the borrower a permanent loan modification on 12/10/12; the borrower's payment history reflects the loan went back into delinquency on 01/01/14. On 02/04/14, the Servicer placed the borrower in a 3 month repayment plan, scheduled from 02/11/14 to 04/24/14. As of the collection notes' cutoff date, the borrower's repayment plan remains on target.

9718	3/1/2012	2/14/2014	1		It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/03/14. There is no evidence of delinquency during the review period.
9719	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 01/01/2014; most recent payment was received 01/06/2014. The loan is currently delinquent. The reason for default cited was curtailment of income. There are no workout plans currently in process and the Servicer has not offered any loss mitigation assistance. Last borrower contact was noted on 02/13/14.

9720	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan may perform with intervention. The loan is due for 01/01/2014, with the last payment received on 12/16/2013. The reason for default was not cited. The account is currently in collections. No loss mitigation efforts are evident. Prior instances of delinquency on the account were cured by the borrower without assistance. Customer contact during the review period was limited.

9721	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/12/2014. The RFD is unknown. The borrower brought the loan current without assistance on 10/29/2013. The account has remained current since. The notes indicated the borrower filed a chapter 7 bankruptcy in XXXXX (case numberXX-XXXXX) which was discharged on XXXXX; the filing date was not provided. Pay history does not reflect MI payments being disbursed by the servicer (Notice of Default filed with MI provider prior to the review period).

9722	3/1/2012	2/14/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that this loan will perform with intervention.  The loan is next due for 03/01/2014; the most recent payment received was on 02/10/2014.  The reason for default is cited as death in family.  Last contact with the borrower was on 07/18/2013 to advise the servicer will okay an endorsement for an insurance check IAO $5,273.36 that was received by the borrower from their Insurance Company due to hail damage sustained to the borrower's roof.  Commentary reflects this is the only insurance check for the roof damage from an unknown date of loss and unknown estimated repair cost.  Comments dated 07/18/2013 reported the repair work has not begun and the servicer has requested a copy of the contractor's information and W9 to ensure the borrower is using a licensed contractor.  There are no current loss mitigation activities being pursued.  There are no indications of tax or title issues in the commentary provided.

9723	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 02/06/2014. There is no evidence of delinquency.
9724	3/1/2012	2/14/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 02/10/14. Reason for default is excessive obligations. The Servicer granted the subject loan a permanent loan modification on 08/30/13; the borrower's payment history reflects the loan went back into delinquency on 01/01/14. On 12/17/13, the borrower stated that they are unable to afford their modified payment due to an increased escrow payment. There are no workout plans currently in process.

9725	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; most recent payment received was on 01/24/2014.  Reason for default is unknown.  The account was brought current 04/19/2013 and has since been maintained in good standing.  Commentary dated 08/11/2004 reflects a discharged chapter 7 bankruptcy filing; though the case number, filing and discharge dates were not provided.

9726	3/1/2012	2/14/2014	1
It appears that this loan will perform. The account is due for 2/1/2014, with the last payment received on 2/5/14.  The reason for default is loss of income due to cut in hours, co borrower deceased outside of the review period.  The loan was reported in default but was brought current on 10/30/13 with no further delinquency noted.  No loss mitigation efforts were noted.

9727	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/31/2014. The reason for delinquency was cited as curtailment of income. The delinquency was cured on 06/28/2013 and the loan has remained current since.

9729	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014; most recent payment received was 2/03/2014. No evidence of delinquency within the review period.
9730	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/17/2014.  The payment received on 01/06/2014 was returned for non-sufficient funds on 01/15/2014.  RFD was cited as curtailment of income.  The prior delinquency was cured on 01/17/2014 without the use of loss mitigation. A partial release has been completed on this property. Per comments on 06/03/2013 the borrower called to get information on the partial release. Notes on 07/02/2013 reflect the that the loan must be current and a principal reduction was required; borrower was notified on 07/18/2013 that funds in the amount of $7,979.54 would be required which included a $300 release fee, $782.50 for June and July payments, $70.67 in late fees and $3,656.83 towards principal. The partial release was approved on 08/08/2013 and funds were received on 08/21/2013. On 08/23/2013 the release form was sent to XXXXX XXXXX Title releasing 5.41 acres while retaining 3.09 acres and home. A property inspection completed on 08/07/2013 indicated the property was owner occupied.

9731	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 02/05/2014. Reason for default is loss of income. The account is in collections. The Servicer granted the borrower a loan modification prior to the review period which went back into delinquency on 09/01/13. There are no workout plans currently in process.

9732	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/24/14. Reason for default is loss of income. The Servicer granted the borrower a permanent loan modification on 10/08/13; the borrower's payment history reflects no further evidence of delinquency.

9733	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/03/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 02/20/13; the borrower's payment history reflects the loan went back into delinquency on 10/01/13. The borrower was able to bring their account current without loss mitigation assistance on 02/03/14.

9734	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; the last payment was received on 12/13/2013. The reason for default was cited as reduced income. The account is currently in collections with no evidence of foreclosure activity. The last customer contact was on 01/08/2014; stated was out of work caring for father who passed away and the homeowner is now working again.

9735	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/13/2014. The reason for default is unknown. The account is current as of the review date. Delinquency on the account was cured by the borrower without assistance. Permanent account comments reflect that the borrower had a discharged Chapter 7 Bankruptcy; no further details found. In addition, these comments also refer to unspecified loss mitigation efforts prior to the review period.

9736	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/04/2014. There is no evidence of delinquency during the review period. Comment dated 05/08/02 reflects the borrower filed for bankruptcy prior to the review period which was discharged on XXXXX; no case # or chapter # indicated.

9737	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/22/2014. The reason for default is cited as an oversight. The borrower was able to cure the prior delinquency on the account without assistance and the account has remained in good standing since. Comments indicate the loan was previously modified on 12/26/2007. Limited contact has been established with the borrower.

9738	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received 01/31/2014. The account has remained in good standing since it was brought current on 05/14/2013.  The reason for default is unknown.  The borrower has authorized daughter XXXXX on the account.

9739	3/1/2012	2/14/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 02/10/2014.  RFD is unknown.  Borrower contact is limited.  The pay history reflects monthly MI payments are still being made.  The loan was modified on 03/04/2013 and re-defaulted on 09/01/2013.

9740	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.   The loan is due for 12/01/2013; the last payment was received on 12/16/2013. Reason for delinquency is curtailment of income.  There is no evidence of any loss mitigation activities active or offered within the review period.  There are no indications of a BPO or a property inspection conducted within the review period.  There is no indication of any damage, title or tax issues within the review period

9741	3/1/2012	2/14/2014	1
It appears that the loan will perform.  The loan is due for 02/01/14; most recent payment was received on 02/11/14.  Reason for default is unknown. The borrower was able to cure the delinquency without any assistance.

9742	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; the last payment was received on 01/21/14. The reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 04/29/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9743	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014; most recent payment received was on 02/12/2014.  Reason for default was cited as curtailment of income.  No loss mitigation options are actively being explored by the borrower.  The account was previously modified outside the review period which the borrower re-defaulted on.

9744	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was 02/03/2014. Reason for delinquency is unknown. The borrower was able to cure the prior delinquencies on the account without loss mitigation assistance.

9745	3/1/2012	2/14/2014	1
It appears the loan will perform. The loan is currently due for 03/01/04; last payment was received on 02/12/14. There is no evidence of delinquency during the review period. It appears the loan will perform. The loan is currently due for 03/01/04; last payment was received on 02/12/14. There is no evidence of delinquency during the review period.

9746	3/1/2012	2/14/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 01/31/2014.  There is no evidence of delinquency.  Borrower submitted a financial package on 03/08/2013 that was sent for review.  A modification approval was rendered on 03/11/2013 and executed on 03/28/2013.  Comment dated 01/05/2014 cites a disaster area; however there was no further information.  An updated property value was not provided.

9747	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/10/2014. There is no evidence of delinquency.
9748	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment was received on 04/01/2014. The RFD was cited as unemployment. The account was referred to foreclosure prior to the review period. The foreclosure was closed and billed as of XXXXX due to loss mitigation assistance. The borrower filed a chapter 13 bankruptcy in XXXXX (case number XX-XXXXX); the filing date was not provided. The bankruptcy was dismissed on XXXXX. The loan was approved for a HAM. The modification process was completed on 01/24/2013. Prior to the loan being modified, the account was set up on a trial payment plan on 10/02/2012 with the first payment due on 11/01/2012 and the last payment due on 01/01/2013. The comments indicated the loan was previously denied a modification on 05/14/2012 (after the borrower made their trial payments) due to a negative Net Present Value. The account has remained current since the modification. A property inspection was completed on 01/10/2013; the details of the inspection were not provided. There is no reference to a BPO being performed.

9749	5/1/2012	4/30/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 04/01/2014; most recent payment was received on 03/31/2014. The reason ofr default is cited as unemployment. The notes on 03/13/2014 indicated that both borrowers previously lost their jobs; however, one of the borrowers has since found new employment. The last contact with the borrowers was established on 04/29/2014 at which time the borrowers set up the 04/2014 payment to be drawn from their account on 05/01/2014. A workout packet was sent to the borrowers on 11/12/2013; however, there is no evidence of the borrower's returning the packet or loss mitigation opening a review on the account in the past 24 months.

9750	5/1/2012	4/30/2014	1
It appears the loan will perform.  The loan is due for 05/09/2014; the last payment received was on 4/18/2014.  The pay history reflects two returned payments.  No evidence of delinquency.  The delinquent taxes noted on 04/08/2013 were paid on 04/09/2013 per comments dated 04/12/2013.

9751	5/1/2012	4/30/2014	3	[3] Currently Delinquent Mortgage [3] Borrower in BK - no relief granted [3] Missing Mod1 [2] Current Bankruptcy
It appears this loan will perform with intervention.  The loan is due for 04/01/2014; most recent payment was received on 12/31/2013.  The reason for delinquency is unknown.  The loan is in bankruptcy.  The borrower filed a chapter 13 bankruptcy; date of filing and case number was not provided. Commentary dated 04/14/2014 cites that the bankruptcy was not discharged; but the borrower has been inquiring on the post petition due date.  An audit was completed on 04/16/2014 indicated that the account is paid ahead due to the trustee funds being applied to ongoing payments; however, the loan is post petition due for 05/01/2014 and pending cash adjustments to reflect.

9752	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; last payment received was 04/15/2014. Reason for delinquency is unknown. The homeowner was able to cure the delinquency without loss mitigation assistance. There is no indication of a BPO value, damage to the subject property, clouds on title or insufficient funds returns.

9753	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment received was on 04/14/2014.  Reason for default is cited as death of family member. The loan is current. The loan was previously delinquent with no foreclosure activity.  There is evidence of loss mitigation activity.  A HAMP loan modification was approved and completed on 01/07/2014 curing the account. There has been no delinquency since that time. There is no evidence of property damage. There is evidence of a HAMP incentive principal curtailment in the amount of $1,000 dated 12/13/2013.

9754	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 06/01/2014; last payment received was on 04/28/2014.  There is no evidence of delinquency during the review period.  There is evidence of a HAMP incentive principal curtailment in the amount of $1000 dated 07/26/2013 and 07/27/2012.

9755	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; last payment received on 04/15/2014. The reason for default was cited as curtailment of income. The account was brought current with (HAMP) modification on 04/01/2013 and subsequently has remained in good standing. The loan was previously in foreclosure (FC); unable to determine date referred to legal counsel. The FC sale was scheduled for 11/XX/2012; however, FC was placed on hold for loss mitigation on 11/13/2012. The (HAMP) loan modification was approved on 12/14/2012 with trial payments in the amount of $1,236.06 being made from 01/01/2013 to 03/01/2013. The permanent (HAMP) modification was finalized on 03/13/2013; effective 04/01/2013. The property was reported as owner occupied on 01/14/2014.

9756	5/1/2012	4/30/2014	3	[3] Missing Mod1	It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/08/2014. There is no evidence of delinquency.
9757	5/1/2012	4/30/2014	1
It appears the loan will perform with intervention.  The loan is next due for 05/01/2014; last payment received 04/30/2014.  The reason for delinquency was cited as reduced income and excessive obligations.  The comments indicate the borrower lost employment in 01/2013 and the co-borrower's hours were cut. However, the payment history reflects the loan was maintaining a delinquent status since 05/2012. It is unknown when the delinquency began as the payment history is only available as of 05/16/2012. A supplemental modification was completed in 04/2013. The comments reflect a two year modification at a rate of 4% with payments beginning on 06/01/2013 and ending on 05/01/2015; 02/01/2013 through 05/01/2013 payments deferred.  A HAMP Modification was denied on 09/14/2012 due to DTI Outside of Acceptable Range; modified payment was less than 25% of the monthly gross income.  Although the loan has maintained a current status since the modification; the payments for the last five months have been paid at the end of the month.  Commentary on 01/31/2014 indicates difficulty in maintaining payments due to excessive obligations.  It appears there would be a strong possibility of future delinquency as the borrower is having difficulty maintaining the lower modified payment which is only good through the 05/01/2015 payment.

9758	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/14/2014.  There is no evidence of delinquency.  Last borrower contact was 03/18/2014; the borrower called and requested a late fee on the account be waived.

9759	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/08/2014. There is no evidence of delinquency during the review period. The collection notes indicate the Servicer granted the borrower a HAMP loan modification on 05/10/2012.

9760	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/01/2014. There is no evidence of delinquency during the review period. The collection notes indicate the Servicer granted the borrower a HAMP loan modification on 11/01/2011.

9761	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/14/2014. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 10/17/2013; the borrower's payment history reflects no further evidence of delinquency. There are no indications of other property damages, tax or title issues in the commentary provided.

9762	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/07/2014. There is no evidence of delinquency during the review period. Commentary dated 09/18/2012 reflects that the customer may have been discharged from a chapter 7 bankruptcy. No further information was available.

9763	5/1/2012	4/30/2014	2	[2] Mod1 Incomplete
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/23/2014. There is no evidence of delinquency during the review period. The collection notes indicate the Servicer granted the borrower a loan modification on 08/01/2011.

9764	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/14; most recent payment was received on 04/14/14.  There is no evidence of delinquency within the review period.  On 03/27/14, a HAMP incentive in the amount of $1000 was applied as a principal curtailment. On 03/27/13, another HAMP incentive in the amount of $916.67 was also applied as a principal curtailment.

9765	5/1/2012	4/30/2014	1		It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment was made on 04/10/2014. There is no evidence of delinquency in the review period.
9766	5/1/2012	4/30/2014	1
It appears that this loan will perform. The loan is due for 4/27/2014 with last payment received 4/8/2014. There is no evidence of delinquency during the review period. Comments dated 3/17/2014 indicate the subject may be located in FEMA disaster impacted zone due to severe winter storms from 2/10/2014 to 2/14/2014, but no property damages are disclosed. There is no evidence a post incident inspection was completed.

9767	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/07/2014. There is no evidence of delinquency. Comments reflect a HAMP loan modification was completed prior to the review period.

9768	5/1/2012	4/30/2014	3	[3] Missing Mod1	It appears the loan will perform. The loan is due for 06/01/2014; the most recent payment was received on 04/11/2014. There is no evidence of delinquency during the review period.
9769	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/15/2014. There is no evidence of delinquency during the review period. The collection notes indicate the Servicer granted the borrower a HAMP loan modification on 11/04/2011.

9770	5/1/2012	4/30/2014	1
It appears the loan will perform.  The loan is due for 05/14/2014; the last payment received was on 04/22/2014.  RFD was cited as reduced income.  Foreclosure proceedings that began on 09/XX/2012 were closed and billed upon completion of the loan modification dated 10/XX/2012; the loan has remained in good standing.

9771	5/1/2012	4/30/2014	1
It appears the loan will perform.  The loan is due for 06/01/2014; the last payment received was on 04/30/2014.  RFD was cited curtailment of income.  Foreclosure proceedings were closed and billed on 03/XX/2013 upon completion of the HAMP modification; the loan has remained in good standing.  Comments reflect two previous HAMP denials.  The loan was last solicited for HAFA efforts on 11/27/2012.

9772	5/1/2012	4/30/2014	1		It appears the loan will perform. The loan is due for 05/12/2014; the last payment received was on 04/20/2014. The pay history reflects two returned payments. No evidence of delinquency.
9773	5/1/2012	4/30/2014	1
[1]   Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
[1]   Verbal Dispute - Servicer responded and appears issue is closed

It appears the loan will perform.  The loan is due for 05/01/2014; the last payment received was on 04/01/2014.  RFD was cited as curtailment of income.  The loan is current with evidence of an insurance claim filed for water damages totaling $11,796.48 that occurred on 03/10/2014; no evidence of repairs.  Foreclosure proceedings dated 05/XX/2012 were closed and billed on 08/XX/2013 upon reinstatement funds received by the borrower; the account has remained current.  The payment dispute noted on 082/2013 was resolved on 08/26/2013.

9774	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment was received 04/01/2014.  There is no evidence of delinquency.  Last contact was with authorized third party XXXXX XXXXX on 12/06/2013; third party called to discuss the increase in payment.

9775	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/10/2014. There is no evidence of delinquency during the last 12 months. There is no evidence of any current loss mitigation activity on file. The last communication made with the borrower was on 2/21/2013. There were no skip trace activities performed or any evidence of a property inspection on file.

9776	5/1/2012	4/30/2014	3	[3] Missing Mod1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/02/2014. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 01/25/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the Servicer granted the borrower a loan modification prior to the review period; the date the loan first went back into default is unknown.

9777	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; the most recent payment received was on 04/30/2014. The reason for default is cited as a change in pay structure. The loan was brought current through a HAMP modification and has remained in good standings since; however, there is evidence that the foreclosure action is still active as the complaint was filed on 04/10/2013. The commentary indicates that the HAMP modification was completed on 01/10/2013 advancing the due date from 10/01/2010 to 03/01/2013. The commentary dated 07/30/2013 reflects that counsel recorded a supplement to the deed of trust which corrected the legal description. Limited contact has been established with the borrower. A value is not indicated in the review period. There are no indications of damage or tax issues in the commentary provided.

9778	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/29/2014.  Reason for delinquency is cited as excessive obligations.  As of 04/25/2014, loan is pending loss mitigation review for loan modification; documents are still missing.  Loan was previously declined for HAMP on 03/24/2012.  A BPO was ordered on 04/23/2014; however, the BPO value is not noted.

9779	5/1/2012	4/30/2014	1
It appears that this loan will perform. The loan is due for 5/1/2014 with last payment received 4/14/2014. There is no evidence of delinquency during the review period. Comments dated 7/12/2012 indicate the borrower filed a previous chapter 7 bankruptcy that was discharged, but no case number or dates were disclosed. Comments dated 6/4/2012 indicate the loan was referred to loss mitigation for modification review, but was denied 8/1/2012 due to no eminent default or legitimate hardship. Last communication with the borrower was 4/13/2014 for payment by phone.

9780	5/1/2012	4/30/2014	1		It appears that the loan will perform. The loan is next due for 5/01/2014; the most recent payment received was on 4/11/2014. There is no evidence of a delinquency during the review period.
9781	5/1/2012	4/30/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment was received on 04/15/2014.  The loan is current.  RFD cited as illness of borrower.  A trial loan modification was completed on 05/08/2012 with the final modification completed on 06/21/2012.  The borrower sent a written credit reporting dispute on 06/28/2013 and the servicer responded on 08/02/2013.  The borrower called on 03/28/2014 and is disputing the credit reporting again and requested a supervisor call return her call; the servicer sent a request for the credit reporting to be reviewed and on 04/22/2014 commentary indicates that the credit reporting was corrected.  No title issues noted.  No property inspection results or updated property values have been provided.

9782	5/1/2012	4/30/2014	3	[3] Currently Delinquent Mortgage [1] Delinquent Taxes - Delinquent taxes, but not tax sale
It appears the loan will perform with intervention.   The loan is due for 04/01/2014; the last payment was received on 03/18/2014. The reason for default is unknown. No loss mitigation efforts are evident. A Modification was completed on 11/29/2012.  On 11/05/2012 an inspection was complete.  The property was occupied; no further details were provided.  Comments on 08/08/2012 indicate 2011 taxes were past due and an installment plan was in place.  There are no indications of any title or damage issues in the commentary provided.

9783	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment received was 04/05/2014.  There is no evidence of delinquency during the review period.  The loan modified under the HAMP program on 10/19/2011 and has remained current.

9784	5/1/2012	4/30/2014	3	[3] Missing Mod1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/16/2013. Reason for default is excessive obligations. On 05/30/2012, the borrower was granted assistance under state Hardest Hit Fund and the funds required to reinstate the loan were applied to the account. The borrower was further able to reinstate the subject loan without loss mitigation assistance on 02/28/2013; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney prior to the available review period; the subject loan was reinstated and foreclosure proceedings were closed and billed on 05/XX/2012. The Servicer granted the borrower a loan modification on 04/01/2009 which the borrower re-defaulted on prior to the review period.

9785	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/15/2014. There is no evidence of delinquency during the review period. The collection notes indicate the Servicer granted the borrower a HAMP loan modification on 03/02/2012.

9786	5/1/2012	4/30/2014	1
It appears that this loan will perform. The account is due for 05/01/2014; the most recent payment was received on 03/31/2014. The account was delinquent prior to receiving a modification; since modification, the account has remained in good standing. Notes indicate that the account was on a HAMP trial payment as of 05/01/2012; however, the first payment was never received, so the modification was denied. Notes on 06/08/2012 indicate that the borrower did not fully understand the terms of the agreement. After completion of the trial payment period, commentary reflects processing and completion of a modification on 10/09/2012.

9787	5/1/2012	4/30/2014	1		It appears that the loan will perform. The loan is next due for 06/01/2014; most recent payment was received on 04/28/2014. There is no evidence of delinquency during the review period.
9788	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/14; most recent payment was received on 04/21/14.  Reason for default is unknown. The loan was modified by the HAMP program on 06/28/12 and has remained current.  On 05/28/13, a HAMP incentive in the amount of $1000.00 was applied as a principal curtailment.  An escrow analysis was completed on 06/20/13.

9789	5/1/2012	4/30/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 5/1/2014; most recent payment received was 4/11/2014.  No evidence of delinquency within the review period. There is evidence the loan was modified prior to the review period on 4/4/2012. The comments on 5/4/2012 indicate a date of loss on 3/17/2012; a check for $8,942.40 received from XXXXX XXXXX XXXXXX Insurance Group; mailed to the borrower on 5/7/2012; no further details provided.  Skip tracing efforts had not been performed.  An exterior BPO had not been performed.

9790	5/1/2012	4/30/2014	1
It appears the loan will perform.  The loan is next due for 05/01/2014; last payment received 04/30/2014.  The reason for delinquency was cited as curtailment of income due to unemployment.  The loan was in foreclosure; referred to legal counsel on 06/25/2012.  The borrower submitted reinstatement funds on 07/27/2012 and the foreclosure proceedings were closed and billed on 07/XX/2014. The loan has maintained a current status since 07/01/2012. Per commentary on 05/07/2012 the loan was in underwriting review for a modification.  Per the borrower's comment on 06/28/2012 the previous servicer initiated a trial payment period for a HAMP Modification and before he finished the trial payments the loan was transferred and the HAMP was denied.  Per commentary on 05/25/2012 the HAMP was denied; no longer eligible due to prior HAMP Modification (previous HAMP completed in 2010).

9791	5/1/2012	4/30/2014	1
It appears this loan will perform.  The loan is due for 06/01/2014; most recent payment was received on 04/30/2014.  The reason for delinquency is unknown.  The loan was referred to legal counsel to begin foreclosure on 10/XX/2012.  First legal was completed on 06/XX/2013.  The proceeding was closed and billed on 03/XX/2014.  The borrower was solicited for a stipulation to modification on 12/06/2013.  Commentary dated 12/30/2013 cites that the preapproved stipulation to modification was accepted by the borrower.  The offer had a trial payment period which the borrower completed on 03/03/2014.  The final modification agreement was sent to the borrower on 03/14/2014.   The borrower signed and returned the agreement on 03/29/2014.  The modification was executed on 03/31/2014.  Skip tracing methods were evident.

9792	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; last payment received was 04/08/2014. Reason for delinquency is cited as loss of job. The loan was active in foreclosure however that file was closed 01/XX/2014 due to a completed modification. There are no indications of clouds on title. The loan was modified 12/19/2013. There is no indication of a BPO value being assessed. There is no instance of an insufficient funds payment.

9793	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; last payment received was on 03/31/2014. Reason for delinquency is cited as excessive obligations. The loan was in foreclosure until 04/XX/2014 when the action was closed and billed.  The loan was modified 03/31/2014.

9794	5/1/2012	4/30/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is next due for 05/26/2014; most recent payment was received on 04/29/2014. The reason for default was cited as curtailment of income. The loan was on a forbearance program from 10/26/2013 through 01/26/2014 and received a modification on 03/06/2014 with the first payment due 03/26/2014 which brought the loan current. 25 payments from 01/26/2012 to 03/26/2014 where deferred. The borrower filed for chapter 7 bankruptcy protection, case# XX-XXXXX on XXXXX which was discharged on XXXXX. Relief was granted on XXXXX. The borrower thought there was a credit issue on 04/09/2014; however, research with the credit bureau confirmed the dates were reporting correctly. The home was reported owner occupied on 01/31/2014

9795	5/1/2012	4/30/2014	3	[3] Currently Delinquent Mortgage [2] Mod1 Incomplete
It appears the loan will perform with intervention.  The loan is next due for 04/01/2014; last payment received 04/01/2014.  The reason for delinquency was cited as excessive obligations. The comments reflect a payment in the amount of $1,395 scheduled for draft on 05/01/2014. A modification package was forwarded to the borrower on 04/07/2014.  There is no further information regarding active loss mitigation efforts.  Per the commentary on 04/17/2014 it appears the loan is on a temporary modification.  The comment states "loan modification is almost up"; borrower wanted to know what the payment would be when the modification expired.  There is no further information on the modification.  The loan appears to have been service transferred in 07/2013 and the previous servicer's commentary is not available.

9796	5/1/2012	4/30/2014	3	[3] Currently Delinquent Mortgage [3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Mod1 Incomplete
It appears the loan will perform with intervention.  The loan is next due for 03/01/2014; last payment received 02/28/2014.  The reason for delinquency is unknown.  A payment received on 03/31/2014 was returned NSF on 04/11/2014. There is no evidence of active foreclosure proceedings.  A Chapter 7 Bankruptcy Case #XX-XXXXX was filed on XXXXX and discharged without reaffirmation on XXXXX.  Commentary indicates a Motion for Relief was granted on XXXXX.  Commentary on 07/16/2013 reflects a Cease and Desist Letter received; not noted if the letter was from the borrower or the borrower's attorney.  The borrower's attorney gave written authorization on 10/29/2013 to contact the borrower for loss mitigation options.  There is no evidence the servicer has attempted to contact the borrower to discuss options.  Last contact with the borrower was on 01/08/2014 which was a borrower initiated contact.  The loan was service transferred in 07/2013 and the prior servicer's payment history and comments are not available.

9797	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/01/2014. The reason for delinquency was cited as curtailment of income. On 03/15/2014, the loan was modified. The loan was approved for a short term 5 year modification; effective 04/01/2014. There was no evidence of tax or title issues.

9798	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is next due for 05/15/2014; most recent payment received was on 02/28/2014.  Reason for default is unknown.  The account was recently modified on 04/07/2014.  Subsequently, the prior foreclosure proceedings were closed and billed upon completion of the modification.

9799	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment received was on 04/08/2014. The reason for default is cited as reduced income. The borrower was approved for a loan modification on 11/04/2013 with a new principal and interest payment of $1,026.77; the due date was extended from 07/01/2013 to 11/01/2013. There are no indications of property damages, tax or title issues in the commentary provided.

9800	5/1/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Current Bankruptcy
It appears that the loan will perform. The loan is due for 07/01/2014; the most recent payment was received on 04/01/2014. The reason for default was cited as excessive obligations. A loss mitigation package was sent to the borrower on 10/16/2013; the package was received on 02/04/2014 and the foreclosure was put on hold. The loan was modified on 03/31/2014. The loan was in foreclosure, but was closed and billed on 03/XX/2014 when the loan modification and good faith payment were received. Commentary dated 01/21/2014 reflects that a Cease and Desist Order was received. Commentary dated 07/12/2013 reflects a bankruptcy filed on XXXXX which was discharged on XXXXX, and a bankruptcy filed on XXXXX (case # XX-XXXX) with no discharge date noted. Commentary dated 07/24/2014 indicates an active Chapter 13 bankruptcy; however, no further details are provided. A Motion for Relief was filed on XXXXX and relief was granted on XXXXX. Clear title was received on 01/23/2014. A BPO was received on 03/31/2014; however, the results were not provided. An inspection was received on 01/28/2014 which revealed that the property is occupied.

9801	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/14; most recent payment was received on 03/31/14.  Reason for default is cited as curtailment of income. The loan was modified on 02/18/14.  The account was previously in foreclosure; referral to bank attorney took place on 09/13/12 and was closed and billed on 02/XX/14 for modification. An escrow analysis was completed on 02/24/14. A property inspection was performed on 02/19/14.  No updated property value has been given. There is no evidence of any tax issues, title issues or property damage mentioned in the commentary provided.

9802	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/05/2014; last payment received was on 04/04/2014.  The reason for default is unknown.  The prior delinquency was cured by a loan modification which was completed on 02/04/2014.

9803	5/1/2012	4/30/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears the loan will perform. The loan is next due for 06/01/2014; last payment was received on 04/02/2014. Reason for default is loss of income. The account is in bankruptcy. The borrower filed a chapter 13 bankruptcy, case number XX-XXXX, on XXXXX and the proof of claim was filed on XXXXX. The borrower was granted assistance under state's Hardest Hit Fund and the funds required to reinstate the account were received on 09/30/2013; the borrower's payment history reflects no further evidence of delinquency. The loan's prior Servicer granted the borrower a loan modification on 08/01/2009; the date loan went back into default is unknown.

9804	5/1/2012	4/30/2014	3	[3] Missing Mod1
It appears that the loan will perform. The loan is due for 05/01/2014; most recent payment was received on 04/07/2014. There is no evidence of delinquency. Comments reflect a bankruptcy filed on XXXXX was discharged XXXXX; no case number was noted.

9805	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/09/2014; no payments have been received within the review period. The reason for default was cited as curtailment of income. The borrower was approved for a loan modification on 03/03/2014. The signed modification agreement was received on 03/24/2014; first payment is due on 05/09/2014.The property was reported as owner occupied on 03/12/2014.

9806	5/1/2012	4/30/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 02/11/2014. Reason for default is loss of income. The account is in bankruptcy. The borrower filed a chapter 13 bankruptcy on XXXXX which was discharged on XXXXX. The borrower filed a chapter 13, case number XX-XXXXX, on XXXXX and the proof of claim was filed on XXXXX. A motion for relief was filed on XXXXX; however, there is no evidence that the motion for relief was granted. As of the review date, the borrower's bankruptcy remains active. The Servicer granted the borrower a non-HAMP loan modification on 03/25/2014; the borrower's payment history reflects no further evidence of delinquency.

9807	5/1/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Current Bankruptcy
It appears the loan will perform. The loan is next due for 06/01/2014; last payment was received on 04/21/2014. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 03/21/2014; the borrower's payment history reflects no further evidence of delinquency.  The borrower filed a chapter 13 bankruptcy, case number XX-XXXXX, on XXXXX and a motion for relief was granted on XXXXX. The borrower previously filed a chapter 13 bankruptcy on XXXXX which was dismissed on XXXXX. A cease and desist was received from the borrower's attorney on 12/11/2013. There is no evidence of tax or title issues.

9808	5/1/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan will perform.  The loan is due for 06/01/2014; the last payment was received on 04/29/2014.  The loan is current.  The reason for default is cited as excessive obligations.  The loan was referred to foreclosure on 10/19/2012 with the complaint filed on 01/29/2013 and service completed on 05/23/2013.  A status conference was held on 01/03/2014.  The foreclosure file was closed on 03/XX/2014 due to an approved modification.  The borrower's financial documents were provided to the servicer on 11/25/2013 for a loss mitigation review; the loan modification review was initiated on 01/25/2014 and approved on 02/14/2014, deferring 09/01/2011 to 03/01/2014 (31) payments with three required good faith payments of $2090.22; next due date to be 04/01/2014.  A cease and desist letter was received on 07/16/2013; the borrower was advised on 04/25/2014 to fax in a request to remove the cease and desist from the account and authorization for spouse.  Collection commentary and payment history prior to 07/12/2013 is unavailable for review. A property inspection performed on 03/21/2014 indicates the property as occupied; however, no updated property values have been provided.

9809	5/1/2012	4/30/2014	3	[3] Missing Mod1
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment was received on 04/03/2014.  The loan is current.  RFD cited as excessive obligations.  Per commentary on 07/12/2013, the loan was referred to foreclosure on 01/XX/2013; the foreclosure file was closed on 07/XX/213 due to account being current.  Per commentary on 08/21/2013, the borrower had payment arrangements set up with the prior servicer and requested the arrangements be honored by the current servicer, which the current servicer agreed to.  Authorization received on 10/11/2013 from the borrower for servicer to discuss account with spouse.  No title issues noted.  No property inspection results or updated property values have been provided.

9810	5/1/2012	4/30/2014	1
It appears that this loan may perform. The loan is due for 05/01/2014 with the last payment received on 03/31/2014. The reason for default is cited as curtailment of income. Comments indicate the loan was solicited for a pre-approved modification in 02/2014. The modification was approved and applied to the subject loan on 03/14/2014 with the first payment due on 04/01/2014. There is no evidence of any tax, title or lien issues.

9811	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/2014; last payment received on 04/01/2014. The reason for default was cited as unemployment. The loan was previously delinquent, brought current with loan modification on 04/01/2014 and subsequently has remained in good standing. The loan modification was approved on 02/12/2014 and the signed modification agreement was received on 03/10/2014; with a first payment of 04/01/2014.

9812	5/1/2012	4/30/2014	2	[2] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan will perform. The loan is next due for 5/01/2014; the most recent payment received was on 4/11/2014. The reason for delinquency is curtailment of income. The account was approved for a modification and the modification was completed on 3/10/2014, and finalized on 3/14/2014, to bring the account current. Commentary reflects that there was a previous insurance claim, the date of the loss and the type of damages were not provided, and a comment on 8/28/2013 mentions the roof with no additional information. An insurance claim check in the amount of $4765.87 was being held in escrow, and was then applied to principal on the account on 2/04/2014. Commentary on 1/23/2014 reflects that there was no inspection completed, no contact with the borrower in reference to the claim, and there was no evidence of the damages being repaired.

9813	5/1/2012	4/30/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that this loan will perform. The loan is due for 5/1/2014 with last payment received 4/1/2014. There is no evidence of delinquency during the review period. The loan's prior Servicer granted the borrower a loan modification on 06/06/2013. Comments indicate the borrower disputed late fees from prior servicer, and a validation of debt and resolution was sent to the borrower 9/11/2013 to close the issue. Comments dated 10/9/2013 indicate the borrower disputed the principal balance transferred from prior servicer, and a response was mailed to the borrower 1/14/2014 to close the issue. Comments indicate the borrower filed bankruptcy which was discharged XXXXX; no additional information was disclosed. Last communication with the borrower was 4/1/2014 for payment by phone.

9814	5/1/2012	4/30/2014	1
It appears the loan will perform.  The loan is next due for 07/01/2014; last payment received 03/24/2014.  The reason for delinquency was cited as excessive obligations.  A short term loan modification was completed on 03/28/2014 (payment history does not reflect due date change until 04/2014.  The modification is a 5 year term beginning 05/01/2014 with 35 payments (06/01/2011 to 04/01/2014) deferred.  A good faith payment of $4,473.48 was received on 03/24/2014 and applied on 04/03/2014 as two payments and a principal reduction.  Prior foreclosure proceedings were closed and billed on 03/XX/2014.  Comments indicate the loan was in foreclosure with the prior servicer; referred to legal counsel on 06/04/2012. Comments indicate a prior bankruptcy in XXXXX which was discharged on XXXXX.  There is no further information regarding the bankruptcy.  There is no evidence of delinquent taxes or title issues.

9815	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment received was on 03/28/2014. The last contact with borrower was on 03/28/2014. The reason for default is cited as excessive obligations. The borrower was approved for a loan modification on 01/11/2014 with interest only payments of $698.67; the due date was extended from 01/01/2013 to 02/01/2014. There are no other loss mitigation activities being pursued. There are no indications of other property damages, tax or title issues in the commentary provided.

9816	5/1/2012	4/30/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/16/2014. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 11/18/2013; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney on 09/21/2010; the subject loan was reinstated and foreclosure proceedings were closed and billed on 11/XX/2013. The borrower filed Chapter 7 Bankruptcy prior to the review date; case # was not indicated in the commentary. The case was discharged on XXXXX and the bankruptcy department closed the review on XXXXX. The servicer mailed a welcome letter on 07/15/2013; and a debt validation letter was sent on 07/23/2013. An exterior property inspection was performed on 04/21/2014; no damages were reported.

9817	5/1/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/11/2014. Reason for default is excessive obligations. The Servicer granted the borrower a loan modification on 02/10/2014; the borrower's payment history reflects no further evidence of delinquency. The borrower filed a chapter 13 bankruptcy, case number XX-XXXXX, on XXXXX which was discharged on XXXXX. The collection notes indicate there is an active cease and desist order placed on the account. Per comment 4/17/2013 taxes are not delinquent. There are no indications of title issues. An updated property condition or value has not been provided.

9818	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; the most recent payment received was on 03/31/2014. The reason for default is unknown. The loan was brought current through a modification and has remained in good standings since. The commentary reflects that the previous foreclosure action was closed on 01/XX/2014 upon completion of the modification. The commentary indicates that the loan was modified on 01/06/2014 advancing the due date from 10/01/2011 to 02/01/2014. Limited contact has been established with the borrower. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

9819	5/1/2012	4/30/2014	1
It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment date is 04/04/2014. RFD is income curtailment. The file was referred to the foreclosure attorney outside the review period; the complaint was filed on 05/21/2013. The borrower was approved for a loan modification on 09/06/2013, and the loan modification was completed on 02/05/2014. The borrower has made every payment in a timely manner since the modification. The foreclosure action was closed and billed on 02/XX/2014. Payment history and commentary prior to 07/01/2013 were not available in this review. There is no evidence of delinquent taxes or title issues. There is no evidence of property damage. There is no BPO value listed in the commentary.

9820	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; the last payment was received on 04/30/2014.  The loan is current.  RFD cited as illness of borrower.  Collection commentary and payment history prior to 07/12/2013 is unavailable for review.  Per commentary on 07/12/2013, the loan was referred to foreclosure on 06/08/2012; the foreclosure was placed on hold on 10/XX/2013 due to stipulation to modification agreement.  The foreclosure file was then closed on 02/XX/2014 due to approved modification.  Per commentary on 09/13/2013, the borrower was solicited for a stipulation to modification agreement; a signed agreement is required to accept plan and first payment due on 10/01/2013.  The borrower accepted the modification agreement on 09/24/2013 and the signed agreement was received by the servicer on 10/18/2013.  The stipulated portion of the agreement was completed on 12/31/2013 and modification portion was completed on 01/10/2014 and booked on 02/21/2014 with next payment due on 03/19/2014.  A welcome letter was mailed to the borrower on 07/17/2013 and a debt validation letter mailed on 07/19/2013.  No title issues noted.  Property inspection performed on 04/04/2014 shows the property at occupied; however no updated property values have been provided.

9821	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 05/01/14; most recent payment was received on 03/07/14.  Reason for default is cited as curtailment of income. The loan was modified on 04/01/14.  Notes dated 11/22/13 indicate a previous bankruptcy filed on XXXXX that was discharged on XXXXX. No other comments regarding the BK are given. Per notes 07/12/13, the account was previously referred to the bank attorney for foreclosure on XXXXX. No other comments regarding the FC are given within the commentary. An escrow analysis was completed on 04/03/14. A property inspection was performed on 04/07/14. No updated property value has been given.

9822	5/1/2012	4/30/2014	1
It appears the loan will perform.  The loan is next due for 05/01/2014; Last payment received 03/03/2014.  The reason for delinquency was cited as family issues and time missed from work.  A short term loan modification was completed on 03/31/2014; 5 year interest only at 5.375% beginning 05/01/2014 through 07/01/2019. Three trial payments in the amount of $2,429.25 were completed successfully.   Foreclosure proceedings were closed and billed on 03/XX/2014.  Commentary indicates foreclosure proceedings were initiated by the prior servicer on 12/XX/2012. The loan was service transferred in 07/2013 and the prior servicer's pay history and comments are not available.  There is no evidence of delinquent taxes or title issues.

9823	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 06/01/2014; last payment received was 04/30/2014. Reason for delinquency is unknown. The loan was in foreclosure. The foreclosure was closed and billed on 04/XX/2014 due to a modification being executed. The loan was modified 04/04/2014. There are no indications of a BPO value being returned or no damage to the subject property.

9824	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 06/01/2014; most recent payment was received on 04/29/2014. The RFD is unknown. The account was referred to foreclosure on XXXXX. The service was completed on XXXXX. The foreclosure was closed and billed on XXXXXX due to loss mitigation efforts. The borrower filed a chapter 7 bankruptcy on XXXXX which was discharged on XXXXX; the case number was not provided. A review for a supplemental modification was opened on the account on 05/10/2013. The loan was approved for the modification on 03/10/2014 with a next due date of 05/01/2014. The comments indicated the loan modification process was completed on 03/25/2014; however the pay history evidenced the due date did not advance until the beginning of 04/2014. Prior to the account being modified, the loan was set up on a trial payment plan on 12/13/2013 with a first payment date of 01/01/2014 and last payment date of 03/01/2014. A property inspection completed on 03/23/2014 reflected the home is occupied; the condition of the property was not provided. The notes on 03/25/2014 stated a BPO was obtained; however the results of the property evaluation were not cited.

9825	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; last payment received was on 04/07/2014.  Reason for default is unknown.  The loan is current.  The loan was previously in foreclosure.  The loan had been referred to attorney on 01/22/2013. The foreclosure was closed and billed on 03/XX/2014 due to pending loan modification. There is evidence of loss mitigation activity.  The borrower was approved for a loan modification which was completed on 03/27/2014 with the due date advanced to 04/01/14.  There is no evidence of property damage.

9826	5/1/2012	4/30/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears that the loan will perform. The loan is due for 05/01/14; most recent payment was received on 04/07/14.  Reason for default is cited as excessive obligations. The loan was modified on 01/31/14 and has remained current.  Notes dated 03/28/14 indicate the borrower filed a Chapter 7 bankruptcy (case# XX-XXXX) on XXXXX.  An escrow analysis was completed on 01/13/14.

9827	3/1/2012	2/14/2014	1		It appears that the loan will perform. The loan is due for 2/1/2014; most recent payment received was 1/24/2014. No evidence of delinquency within the review period.
9828	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 01/02/14. Reason for default is unknown. The account is in collections. The Servicer has not been able to establish contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

9829	3/1/2012	2/14/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/17/14.  Reason for default is cited as medical illness. The loan was modified on 09/26/13 and has remained current.

9830	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan may perform with intervention. The account is due for 01/01/2014; the most recent payment was received on 12/03/2013. The reason for default is unknown. Commentary indicates the borrower previously completed a repayment plan in July 2013  (terms of plan were not provided). Last borrower contact was noted on 01/14/14. Loss mitigation options remain unexplored.

9831	3/1/2012	2/14/2014	1
It appears that this loan will perform.  The loan is next due for 03/01/2014; the most recent payment received was on 02/03/2014.  The reason for default is cited as excessive obligations. The borrower was able to bring the account current without loss mitigation assistance on 10/30/2013; there is no evidence of further delinquency.

9832	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 01/01/14; most recent payment was received on 12/31/13.  Reason for default is cited as excessive obligations. There is no evidence of loss mitigation efforts at this time. Last borrower contact was noted on 02/10/14.

9833	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 12/01/2013; most recent payment was received on 11/26/2013. The reason for delinquency was cited as illness of the mortgagor. The last contact with the borrower was made on 02/05/2014; borrower promised to pay. There is no evidence of current loss mitigation efforts.

9834	3/1/2012	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan may perform with intervention. The loan is due for 1/1/2014 with last payment received 1/23/2014. Reason for default is cited as curtailment of income. The loan has been a recurring 30 days delinquent but comments dated 6/11/2013 indicate the borrower has declined assistance. Funds to cure default were received from the borrower on 7/30/2013 without assistance, but the loan has subsequently defaulted. Last communication with the borrower was 2/12/2014 for a promise to pay with the intention to get caught up by 2/18/2014.